     As filed with the Securities and Exchange Commission on March 28, 1997


                                File No. 2-84920

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 30

                      (Check Appropriate Box or Boxes) /X/

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 31 /X/

                                SBSF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                              45 Rockefeller Plaza
                            New York, New York 10111
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 903-1255

                                 Leigh A. Wilson
                               c/o Karen F. Haber
                           KeyCorp Mutual Funds Group
                          127 Public Square, 13th Floor
                               Cleveland, OH 44114
                     (Name and Address of Agent for Service)

                                   COPIES TO:

Scott A. Englehart                                    Robert M. Kurucza, Esq.
BISYS Fund Services                                   Marco E. Adelfio, Esq.
3435 Stelzer Road                                     Morrison & Foerster LLP
Suite 1000                                            2000 Pennsylvania Ave, NW
Columbus, OH 43219                                    Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

/ /    immediately upon filing pursuant to       /X/      on April 1, 1997 pursuant
       Rule 485(b), or,                                   to Rule 485(b), or

/ /    60 days after filing pursuant to          / /      on (date) pursuant to
       Rule 485(a)(1), or                                 Rule 485(a)(1), or

/ /    75 days after filing pursuant to          / /      on (date) pursuant to
       Rule 485(a)(2), or                                 paragraph (a)(2) of
                                                          Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of the Registrant's Common Stock, par value $.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed the notice required by Rule 24f-2 on January 28, 1997 for its fiscal year ended November 30, 1996.

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                   LOCATION
-------------                                                                   --------
PROSPECTUS 1:  KEY MONEY MARKET MUTUAL FUND

PART A

Item 1.  Cover Page                                                             Cover Page
Item 2.  Synopsis                                                               Fund Expenses
Item 3.  Condensed Financial Information                                        Not Applicable
Item 4.  General Description of Registrant                                      Description of Common Stock;
                                                                                Investment Objectives and
                                                                                Policies;

Item 5.  Management of the Fund                                                 Management of the Fund;
                                                                                Expenses, Distribution Plan
                                                                                and Shareholder Servicing Plan

Item 5A. Management's Discussion of Fund
         Performance                                                            Annual Report

Item 6.  Capital Stock and Other Securities                                     Description of Common Stock;
                                                                                Shareholder Reports;
                                                                                Dividends and Distributions;
                                                                                and Federal Income Taxes
Item 7.  Purchase of Securities Being
         Offered                                                                Expenses, Distribution Plan
                                                                                and Shareholder Servicing
                                                                                Plan; Determination of Net
                                                                                Asset Value; Purchasing
                                                                                Shares; Investing for
                                                                                Retirement; The Systematic
                                                                                Investment Plan; The
                                                                                Systematic Withdrawal Plan;
                                                                                Exchanging Shares;
                                                                                Performance
Item 8.  Redemption or Repurchase                                               Redeeming Shares
Item 9.  Pending Legal Proceedings                                              Not Applicable

PROSPECTUS 2:  SBSF FUND, SBSF CONVERTIBLE SECURITIES FUND AND SBSF CAPITAL GROWTH
                  FUND

PART A

Item 1.  Cover Page                                                             Cover Page
Item 2.  Synopsis                                                               Fund Expenses
Item 3.  Condensed Financial Information                                        Not Applicable
Item 4.  General Description of Registrant                                      Description of Common Stock;
                                                                                Investment Objectives and
                                                                                Policies;
Item 5.  Management of the Fund                                                 Management of the Funds;
                                                                                Expenses, Distribution Plan
                                                                                and Shareholder Servicing Plan
Item 5A. Management's Discussion of Fund
         Performance                                                            Annual Report
Item 6.  Capital Stock and Other Securities                                     Description of Common Stock;

                                                                                Shareholder Reports;
                                                                                Dividends and Distributions;
                                                                                and Federal Income Taxes

Item 7.  Purchase of Securities Being
         Offered                                                                Expenses, Distribution Plan
                                                                                and Shareholder Servicing
                                                                                Plan; Determination of Net
                                                                                Asset Value; Purchasing
                                                                                Shares; Investing for
                                                                                Retirement; The Systematic
                                                                                Investment Plan; The
                                                                                Systematic Withdrawal Plan;
                                                                                Exchanging Shares;
                                                                                Performance
Item 8.  Redemption or Repurchase                                               Redeeming Shares
Item 9.  Pending Legal Proceedings                                              Not Applicable

PROSPECTUS 3:  KEY STOCK INDEX FUND

PART A

Item 1.  Cover Page                                                             Cover Page
Item 2.  Synopsis                                                               Fund Expenses
Item 3.  Condensed Financial Information                                        Not Applicable
Item 4.  General Description of Registrant                                      Description of Common Stock;
                                                                                Investment Objectives and
                                                                                Policies;
Item 5.  Management of the Fund                                                 Management of the Funds;
                                                                                Expenses
Item 5A. Management's Discussion of Fund
         Performance                                                            Annual Report
Item 6.  Capital Stock and Other Securities                                     Description of Common Stock;
                                                                                Shareholder Reports;
                                                                                Dividends and Distributions;
                                                                                and Federal Income Taxes
Item 7.  Purchase of Securities Being
         Offered                                                                Expenses; Determination of Net
                                                                                Asset Value; Purchasing
                                                                                Shares; Investing for
                                                                                Retirement; The Systematic
                                                                                Investment Plan; The
                                                                                Systematic Withdrawal Plan;
                                                                                Exchanging Shares;
                                                                                Performance
Item 8.  Redemption or Repurchase                                               Redeeming Shares
Item 9.  Pending Legal Proceedings                                              Not Applicable

STATEMENT OF ADDITIONAL INFORMATION 1: KEY MONEY MARKET MUTUAL FUND, SBSF FUND, SBSF
                                           CONVERTIBLE SECURITIES FUND AND SBSF
                                           CAPITAL GROWTH FUND

PART B

Item 10. Cover Page                                                             Cover Page
Item 11. Table of Contents                                                      Table of Contents
Item 12. General Information and History                                        Additional Information
Item 13. Investment Objectives and Policies                                     Investment Objectives and
                                                                                Policies; Investment
                                                                                Restrictions of the Funds;
                                                                                Portfolio Turnover;
                                                                                Appendix
Item 14. Management of the Fund                                                 Management of the Funds
Item 15. Control Persons and Principal
         Holders of Securities                                                  Security Holders
Item 16. Investment Advisory and Other Services                                 The Investment Adviser,


                                                                                Administrator and
                                                                                Sub-Administrator;
                                                                                Expenses, Distributor
                                                                                and Distribution Plan;
                                                                                Shareholder Servicing Plan;
                                                                                Custodian, Transfer Agent,
                                                                                Shareholder Servicing Agent
                                                                                and Dividend Disbursing
                                                                                Agent; Independent Accountants
                                                                                and Reports; Counsel

Item 17. Brokerage Allocation and Other
         Practices                                                              Portfolio Transactions and
                                                                                Brokerage
Item 18. Capital Stock and Other Securities                                     Other Information

Item 19. Purchase, Redemption and Pricing
         of Securities Being Offered                                            Purchase, Redemption
                                                                                and Pricing;
                                                                                Financial Statements
Item 20. Tax Status                                                             Federal Income Taxes
Item 21. Underwriters                                                           Expenses, Distributor and
                                                                                Distribution Plan
Item 22. Calculation of Performance Data                                        Performance Information
Item 23. Financial Statements                                                   Financial Statements;
Independent Accountants and                                                     Reports

STATEMENT OF ADDITIONAL INFORMATION 2:  KEY STOCK INDEX FUND AND KEY INTERNATIONAL
                                             INDEX FUND

PART B

Item 10. Cover Page                                                             Cover Page
Item 11. Table of Contents                                                      Table of Contents
Item 12. General Information and History                                        Additional Information
Item 13. Investment Objectives and Policies                                     Investment Objectives and
                                                                                Policies; Investment
                                                                                Restrictions of the Funds;
                                                                                Portfolio Turnover;
                                                                                Appendix
Item 14. Management of the Fund                                                 Management of the Funds
Item 15. Control Persons and Principal
         Holders of Securities                                                  Security Holders
Item 16. Investment Advisory and Other Services                                 The Investment Adviser and
                                                                                Administrator;
                                                                                Expenses, Distributor
                                                                                and Distribution Plan;
                                                                                Shareholder Servicing Plan;
                                                                                Custodian, Transfer Agent,
                                                                                Shareholder Servicing Agent
                                                                                and Dividend Disbursing
                                                                                Agent; Independent Accountants
                                                                                and Reports; Counsel

Item 17. Brokerage Allocation and Other
         Practices                                                              Portfolio Transactions and
                                                                                Brokerage
Item 18. Capital Stock and Other Securities                                     Other Information

Item 19. Purchase, Redemption and Pricing
         of Securities Being Offered                                            Purchase, Redemption
                                                                                and Pricing;
                                                                                Financial Statements
Item 20. Tax Status                                                             Federal Income Taxes
Item 21. Underwriters                                                           Expenses, Distributor and


                                                                                Distribution Plan
Item 22. Calculation of Performance Data                                        Performance Information
Item 23. Financial Statements                                                   Financial Statements;
Independent Accountants and
                                                                                Reports

PART C:  ALL FUNDS

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 30 to the Registration Statement (the "Amendment") of SBSF Funds, Inc. (d/b/a Key Mutual Funds) (the "Company") is being filed for the purpose of including financial information for the fiscal year ended November 30, 1996 in the Registration Statement for the Key Stock Index Fund, Key International Index Fund, SBSF Fund, SBSF Convertible Securities Fund, SBSF Capital Growth Fund and Key Money Market Mutual Fund and to make other non-material changes to such Registration Statement. This Amendment does not affect the Registration Statement for the Company's KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, or KeyChoice Income and Growth Fund.

PROSPECTUS

                                KEY MUTUAL FUNDS
[LOGO]                          800-KEY-FUND(R)


Key Mutual Funds, formerly known as SBSF Funds, Inc., (the "Company") is a professionally managed, no-load, open-end, series investment company currently consisting of several different portfolios, one of which is described in this Prospectus, the Key Money Market Mutual Fund (the "Fund"). The Fund is a separately managed diversified portfolio with its own investment objective and policies. The Fund has no sales charges, redemption fees or exchange fees.



Key Asset Management Inc. (the "Adviser" or "KAM") serves as investment adviser to the Fund. KAM is a wholly owned subsidiary of KeyBank National Association and an indirect wholly owned subsidiary of KeyCorp. As of December 31, 1996, the Adviser and its affiliates managed approximately $51 billion for numerous individuals and institutional clients. KAM was formerly known as Spears, Benzak, Salomon & Farrell, Inc. The Fund was created to provide informed investors with experienced, professional investment management and personal service.


KEY MONEY MARKET MUTUAL FUND -- its investment objective is to provide high current income to the extent consistent with preservation of capital. The Key Money Market Mutual Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, as well as repurchase agreements with respect to such securities.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, KAM, ANY KEYCORP BANK, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. AN INVESTMENT IN KEY MONEY MARKET MUTUAL FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY AGENCY, AND THERE CAN BE NO ASSURANCE THAT THE KEY MONEY MARKET MUTUAL FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information (the "SAI") dated April 1, 1997, as supplemented from time to time, which is incorporated herein by reference and is available without charge upon request by writing to Key Mutual Funds ("KeyFunds") at P.O. Box 8527, Boston, MA 02266 or calling the Fund at 800-KEY-FUND or 800-539-3863. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and the SAI and other information regarding registrants that file electronically with the SEC.


Investors are advised to read and retain this Prospectus for future reference.

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  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                  The date of this Prospectus is April 1, 1997

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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fund Expenses....................................    1
Financial Information Summary....................    3
Investment Objective and Policies................    4
Management of the Fund...........................    4
Expenses, Distribution Plan and Shareholder
  Servicing Plan.................................    6
Determination of Net Asset Value.................    7
Purchasing Shares................................    7
The Systematic Investment Plan...................    9
The Systematic Withdrawal Plan...................    9
Redeeming Shares.................................   10

Exchanging Shares................................   12

Investing For Retirement.........................   13
Dividends and Distributions......................   13
Federal Income Taxes.............................   14
Performance......................................   14
Description of Common Stock......................   15

Custodian, Transfer Agent, Servicing Agent and
  Dividend Disbursing Agent......................   15

Shareholder Reports..............................   16

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                                 FUND EXPENSES
--------------------------------------------------------------------------------

  EXPENSES ARE ONE OF SEVERAL FACTORS TO CONSIDER WHEN INVESTING IN THE FUND. THE FOLLOWING TABLE SUMMARIZES SHAREHOLDER TRANSACTION EXPENSES AND ANNUAL FUND OPERATING EXPENSES FOR THE FUND.

                                                                                              KEY MONEY
                                                                                          MARKET MUTUAL FUND
                                                                                          ------------------

Shareholder Transaction Expenses: (1)

  Maximum sales load imposed on purchases.................................................        None
  Maximum sales load imposed on reinvested dividends......................................        None
  Maximum deferred sales load.............................................................        None
  Redemption Fees.........................................................................        None
  Exchange Fees...........................................................................        None
Annual Fund Operating Expenses After Waivers and Reimbursements:
  (as a percentage of average net assets)

  Management Fees (2).....................................................................        0.00%
  Other Expenses (3)......................................................................        0.60%
                                                                                               -------
Total Fund Operating Expenses (2)(3)......................................................        0.60%
                                                                                               =======


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(1) Investors may be charged a fee if orders are placed through a broker or agent, including affiliated banks and non-bank affiliates of KeyCorp. See "Purchasing Shares".


(2) Without waivers, the "Management Fee" paid by the Fund would be 0.25% of the average daily net assets of the Fund. This voluntary waiver of the advisory fee may be discontinued at anytime.



(3) "Other Expenses" include such expenses as administration fees, custodial and transfer agent fees, audit, legal and other business expenses. "Other Expenses" also include an estimate of the shareholder servicing fees that the Fund expects to pay. The Fund may pay shareholder servicing fees at an annual rate of up to 0.25% of its average daily net assets. See "Expenses, Distribution Plan and Shareholder Servicing Plan" for additional information. Without waivers, "Other Expenses" would be 0.67%. If the waiver of the "Management Fee" and partial waiver of the Fund's "Other Expenses" were not in place, "Total Fund Operating Expenses" would be 0.92%.


--------------------------------------------------------------------------------




  The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly ("Shareholder Transaction Expenses") and indirectly ("Annual Fund Operating Expenses"). For a more complete description of the Fund's operating expenses, see "Expenses, Distribution Plan and Shareholder Servicing Plan." The Adviser and/or the Fund's administrator may, from time to time, waive fees due from the Fund or reimburse expenses paid by the Fund in order to enhance the Fund's performance. For further details, see the Fund's Annual Report, which is available upon request and without charge by writing to the Fund or by calling the Fund at 800-KEY-FUND.


                                                                     [Continued]

--------------------------------------------------------------------------------
                             FUND EXPENSES [CONT.]
--------------------------------------------------------------------------------


  The following example is designed to help you understand the various costs you will bear, directly and indirectly, as an investor in the Fund.


Example:
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                 KEY MONEY
                                                             MARKET MUTUAL FUND
                                                             ------------------

  1 Year...................................................        $  6
  3 Years..................................................          19
  5 Years..................................................          33
  10 Years.................................................          75

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%. YOU WOULD PAY THE SAME AMOUNT OF EXPENSES ON THE SAME INVESTMENT ASSUMING NO REDEMPTION AT THE END OF EACH TIME PERIOD.

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--------------------------------------------------------------------------------
                         FINANCIAL INFORMATION SUMMARY
--------------------------------------------------------------------------------


  FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period). The following information has been audited by Price Waterhouse LLP, the former independent accountants to the Fund. Their unqualified report on the five years ended November 30, 1996 is contained in the Fund's Annual Report and should be read in conjunction with the financial statements and attached notes.



  The Fund's Annual Report, which is incorporated by reference into the SAI, includes a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's Annual Report is available without charge by calling 800-KEY-FUND. See "Management of the Fund" for a discussion of the waiver of Advisory and Administration fees.


                                                                                   KEY MONEY MARKET MUTUAL FUND (2)
                                                             ---------------------------------------------------------------
                                                                                           FISCAL YEAR ENDED
                                                                                             NOVEMBER 30,
                                                             ---------------------------------------------------------------
                                                               1996       1995       1994       1993       1992       1991
                                                             --------   --------   --------   --------   --------   --------

Per Share Operating Performance:
Net asset value,
 beginning of period.......................................    $1.000     $1.000     $1.000     $1.000     $1.000     $1.000
 Net Investment income.....................................     0.047      0.051      0.034      0.026      0.034      0.058
                                                             --------   --------   --------   --------   --------   --------
Total from investment operations...........................     0.047      0.051      0.034      0.026      0.034      0.058
Less: dividends from net investment income.................    (0.047)    (0.051)    (0.034)    (0.026)    (0.034)    (0.058)
                                                             --------   --------   --------   --------   --------   --------
Net asset value, end of period.............................    $1.000     $1.000     $1.000     $1.000     $1.000     $1.000
                                                             ========   ========   ========   ========   ========   ========
Total investment return....................................     4.65%      5.26%      3.37%      2.61%      3.48%      6.00%
Ratios/Supplemental Data:
Net assets end of period (in thousands)....................   $42,159    $21,848    $28,606    $16,222    $12,531    $20,493
Ratio of expenses to average net assets....................     0.64%      0.63%      0.59%      0.55%      0.72%      0.59%
Ratio of net investment income to average net assets.......     4.59%      5.15%      3.35%      3.16%      4.20%      6.38%
Decrease reflected in above expense ratios due to fee
 waivers and reimbursements................................     0.28%      0.25%      0.25%      0.25%      0.25%      0.25%

                                                             ------------------------------
                                                                1990       1989       1988(1)
                                                             --------   --------    -------
Per Share Operating Performance:
Net asset value,
 beginning of period.......................................    $1.000     $1.000     $1.000
 Net Investment income.....................................     0.077      0.086      0.050
                                                             --------   --------    -------
Total from investment operations...........................     0.077      0.086      0.050
Less: dividends from net investment income.................    (0.077)    (0.086)    (0.050)
                                                             --------   --------    -------
Net asset value, end of period.............................    $1.000     $1.000     $1.000
                                                             ========   ========    =======
Total investment return....................................     8.07%      8.87%      4.76%
Ratios/Supplemental Data:
Net assets end of period (in thousands)....................   $22,424    $21,627    $24,354
Ratio of expenses to average net assets....................     0.62%      0.68%      0.49%
Ratio of net investment income to average net assets.......     8.29%      9.29%      7.80%
Decrease reflected in above expense ratios due to fee
 waivers and reimbursements................................     0.25%      0.25%      0.30%


---------------

(1) March 23, 1988 (commencement of operations) to November 30, 1988.

(2) From commencement of operations through July 11, 1996, Key Money Market Mutual Fund was known as SBSF Money Market Fund.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------



  The investment objective of Key Money Market Mutual Fund is to provide high current income to the extent consistent with preservation of capital. Portfolio securities held by the Fund have remaining maturities of 397 days or less (with certain exceptions) and the Fund will maintain a weighted average maturity of 90 days or less. The Fund seeks to attain its objective by investing in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, including such obligations subject to repurchase agreements. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of the latter category of securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of securities described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal National Mortgage Association and (iii) obligations of the Student Loan Marketing Association, respectively. Such instruments may produce a lower yield than would be available from less highly rated instruments.


  To the extent required by Ohio law applicable to permissible investments by Ohio public entities other than the State, all obligations held by the Fund will mature or be redeemable within two years from the date of purchase and obligations securing repurchase agreements entered into by the Fund will mature or be redeemable within two years of the date of consummation of the repurchase agreement. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period.


  There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund may not achieve as high a current level of income as other funds that may invest in securities of lesser quality and/or longer maturities.



  The Fund reserves the right to concentrate in securities issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities or U.S. bank obligations. The Fund currently intends to concentrate in securities issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities, and repurchase agreements with respect to such instruments.


  Investments in the Fund are not insured against loss of principal. No single Fund should be considered, by itself, to provide a complete investment program for any investor.


  The investment policies of the Fund set forth above may be changed or altered by the Board of Directors subject to certain investment restrictions, which set percentage and other limitations on certain investments and investment strategies, certain of which constitute fundamental policies. Fundamental policies, which include the investment objective of the Fund, cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. The restrictions are described under "Investment Restrictions" in the SAI.



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                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


DIRECTORS AND OFFICERS


  The Directors, in addition to reviewing the actions of the Fund's Adviser, Administrator, and Distributor, as described below, decide upon matters of general policy. The Company's Officers conduct and supervise the daily business operations of the Fund. The names, addresses and business affiliations of the Directors and Officers of the Company are listed in the SAI.

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THE INVESTMENT ADVISER


  The investment adviser to the Fund is Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation that is registered as an investment adviser with the SEC. The Adviser is a wholly owned subsidiary of KeyBank National Association ("KeyBank"), which is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States.



  On February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp--Spears, Benzak, Salomon & Farrell, Inc. ("Spears"), KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers"), Society Asset Management, Inc. ("SAM"), and Applied Technology Investments, Inc. ("ATI"), each of which was a registered investment adviser with the SEC. Key Advisers, SAM and ATI were merged with and into Spears, a New York corporation organized on February 22, 1972. Pursuant to the terms of the reorganization, Spears changed its name to Key Asset Management Inc. The Adviser and its affiliates managed approximately $51 billion as of December 31, 1996 for numerous clients, including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net-worth individuals and mutual funds. The Adviser's offices are located at 127 Public Square, Cleveland, OH 44114 and 45 Rockefeller Plaza, New York, NY 10111.


  Pursuant to the Fund's Investment Advisory Agreement, the Adviser furnishes a continuous investment program for the Fund, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Company.


  The Investment Advisory Agreement provides that the Fund is obligated to pay the Adviser a fee, computed daily and payable monthly, equal to 0.25% per annum of its average daily net assets. The Adviser voluntarily waived its advisory fee of 0.25% due from the Fund for the fiscal year ended November 30, 1996. The Adviser is obligated to waive fees payable by the Fund and, in certain circumstances, reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. See "The Investment Adviser, Administrator and Sub-Administrator -- Investment Adviser" in the SAI.


THE ADMINISTRATOR, DISTRIBUTOR AND SUB-ADMINISTRATOR

  BISYS Fund Services serves as administrator to the Fund ("BISYS" or the "Administrator") pursuant to an Administration Agreement. In this capacity, BISYS administers certain of the Fund's operations subject to the supervision of the Board of Directors. In consideration of its administration fee, BISYS performs clerical, accounting and office service functions for the Fund and provides the Fund with personnel to perform accounting and related services. BISYS also is responsible for calculating the Fund's net asset value and yield, preparing reports to and filings with regulatory authorities, servicing shareholder accounts and performing such other services as the Fund may from time to time request.


  Under the Administration Agreement, as compensation for the administrative services rendered to the Fund and related expenses borne by BISYS, the Fund is obligated to pay BISYS an annual fee, computed daily and payable monthly, equal to 0.25% of its average daily net assets up to $50,000,000, plus 0.15% of such assets greater than $50,000,000. The Administrator may periodically waive all or a portion of its administration fee due from the Fund.



  BISYS also serves as the independent underwriter and distributor of the shares of the Fund ("BISYS" or the "Distributor"). Pursuant to the Distribution Agreement between the Company and BISYS, the Distributor is obligated to use its best efforts to sell shares of the Fund. In addition, under the Distribution Agreement, the Distributor may enter into agreements with selected dealers for the distribution of shares. KAM neither participates in nor is responsible for the underwriting of Fund shares.



  Pursuant to a Sub-Administration Agreement between KAM and BISYS Fund Services, KAM provides the Fund, the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund with certain sub-administrative and fund accounting services. For its services as sub-administrator, BISYS pays KAM an annual fee of $500,000.



  The Distributor, at its expense, may provide additional cash compensation to dealers in connection with sales of shares of the Fund. The maximum cash compensation payable by the Distributor is 0.25%, on an annual basis, of the net asset value of the shares of the Fund maintained by accounts of the dealer. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees,

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seminars for the public, advertising campaigns regarding one or more KeyFunds and/or other dealer-sponsored special events, including payment for travel expenses and lodging incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events); and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.



  Morrison & Foerster LLP, counsel to the Company and special counsel to KAM, has advised the Company and KAM that KAM and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial and administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


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           EXPENSES, DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN
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  Except as described under "Management of the Fund" and as explained below, the Fund bears the expenses directly applicable to it and a portion of the general administrative expenses, applicable to all the Funds of KeyFunds, which may be allocated among the Funds in a manner believed to be fair and equitable. Expenses that are directly applicable to a Fund include expenses such as portfolio transaction costs, shareholder servicing costs, expenses of registering shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, legal and auditing expenses directly incurred by the Fund, and charges of KAM, BISYS, the Custodian, the Transfer Agent and the Servicing Agent. General expenses which would be allocated include directors' fees, general corporate legal and auditing expenses, state franchise taxes, costs of printing and mailing proxies, shareholder reports and prospectuses sent to existing shareholders, trade association fees, SEC fees and accounting costs.



  The Company has adopted a Distribution Plan (the "Distribution Plan") for the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). No separate payments are authorized to be made by the Fund under the Plan. Rather, the Plan provides that to the extent that any portion of the fees payable under the Shareholder Servicing Plan or any Shareholder Servicing Agreement (described below) is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid pursuant to the Plan and in accordance with Rule 12b-1.



  The Company has adopted a Shareholder Servicing Plan for the Fund. In accordance with the Shareholder Servicing Plan, the Fund may pay to the Distributor or financial institutions that provide certain services to the Fund (and that have signed shareholder service agreements), a shareholder services fee at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to the Distributor or financial institution (each a "Shareholder Servicing Agent"). Shareholder Servicing Agents may include, among others, KAM, KeyBank and its affiliates, the Distributor, Key Trust Company of Ohio, N.A. ("Key Trust") and its affiliates, and other financial institutions and securities brokers. Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquiries, forwarding shareholder communications, assisting in the processing of purchase, exchange and redemption requests, and as-

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sisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with respect to the Fund. In addition, Shareholder Servicing Agents may charge fees in connection with individual transactions or other fees. Information regarding such fees is available from your Shareholder Servicing Agent.



  Under certain circumstances, KAM is obligated to waive fees due from the Fund and reimburse the expenses of the Fund. For further information see
"The Investment Adviser, Administrator, and Sub-Administrator -- Investment Adviser" in the SAI.


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                        DETERMINATION OF NET ASSET VALUE
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  The net asset value ("NAV") of the shares of the Fund is determined at 2:00 P.M., Eastern Time, each Business Day ("Valuation Time"). A "Business Day" is a day on which the Federal Reserve Bank of Cleveland or New York Stock Exchange ("NYSE") is open for trading, and any day on which enough trading has occurred in the securities held by the Fund to materially affect the NAV. The NYSE will be closed in observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed, even if the Fund is open.



  The Fund will seek to maintain a constant net asset value per share of $1.00; however there can be no assurance that this will be attained.



  In general, the Fund's net asset value is equal to the value of its securities, cash and other assets, less liabilities, divided by the number of shares outstanding. The Fund values its portfolio securities using the amortized cost method.


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                               PURCHASING SHARES
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  Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into selling or servicing agreements with KeyFunds or BISYS. An Investment Professional is a salesperson, financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets. Shares are also available to clients of bank trust departments who have qualified trust accounts. The minimum investment is $500 ($250 for Individual Retirement Accounts) for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums, features, requirements and fees. Your Investment Professional will provide this information to you.



  Shares of the Fund are sold at the net asset value per share (see "Determination of Net Asset Value") next determined after receipt and acceptance by the Fund's servicing agent, Boston Financial Data Services, Inc. ("BFDS" or the "Servicing Agent"), or by any other authorized agent or sub-agent of the Fund, of an order to purchase shares. There are no front-end or contingent deferred sales charges.



  Purchases of shares will be effected only on a Business Day (as defined in "Determination of Net Asset Value") of the Fund. An order received and accepted prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on that Business Day. An order accepted after the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of KeyFunds. Generally, shares of the Fund begin accruing income dividends on the day they are purchased.

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INVESTING DIRECTLY:
BY MAIL:


  You may purchase shares by completing and signing an Account Application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) payable to KeyFunds in at least the minimum investment requirement to:



  KeyFunds
  P.O. Box 8527
  Boston, Massachusetts 02266-8527


Subsequent purchases may be made in the same manner.

BY TELEPHONE:


  Subsequent purchases of shares of the Fund may be made by telephone if you have checked the Telephone Authorization box and supplied the necessary bank information on the Account Application. In order to complete your transaction by ACH or wire, you should read the following sections.


BY ACH:


  If an Account Application has been previously received by the Servicing Agent, the purchase amount can be transferred between the bank account designated and your fund account via Automated Clearing House ("ACH"). Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. The Fund may modify or terminate the telephone and/or ACH privilege at any time or charge a service fee upon notice to shareholders. No such fee is currently contemplated. If the designated bank account does not contain sufficient assets at the time your order is processed, the order may be canceled, and you could be liable for resulting fees and/or losses. This service requires approximately 15 days to establish. Therefore, it may not be appropriate to request your initial purchase utilizing this method.



  You can reach our customer service representatives by calling 800-KEY-FUND. Our toll-free fax number is 800-529-2244. You can reach KeyFunds'
Telecommunication Device for the Deaf ("TDD") at 800-970-5296.


BY WIRE:


  If an Account Application has been previously received by the Servicing Agent, you may also purchase shares by wiring funds to: State Street Bank and Trust Co., ABA #011000028, For Credit to DDA Account #9905-201-1, for Further Credit to KeyFunds Account # [insert your account number, name and control number assigned by the Transfer Agent]. The Transfer Agent does not charge a wire fee. PRIOR TO WIRING ANY FUNDS AND IN ORDER TO ENSURE THAT WIRE ORDERS ARE INVESTED PROMPTLY, YOU MUST CALL THE SERVICING AGENT AT 800-KEY-FUND.


INVESTING THROUGH INVESTMENT PROFESSIONALS OR A BANK TRUST DEPARTMENT


  Shares may be purchased by investors who designate an Investment Professional or a bank trust department through procedures established by the Servicing Agent in connection with requirements of qualified accounts maintained by or on behalf of certain persons by Investment Professionals and bank trust departments. With respect to such purchases, it is the responsibility of the Investment Professional or bank trust department to transmit purchase orders to the Servicing Agent and to deliver federal funds for purchase on a timely basis in order to receive that day's price. Accounts set up through an Investment Professional or bank trust department may be subject to different minimums, features, requirements and fees in connection with purchases and redemptions of shares. Contact your Investment Professional or trust repre-sentative for complete information. Investors should note that they may not be able to access their account on days on which the Fund is open for business but their Investment Professional or bank trust department is closed.


  The services rendered by your bank trust department, including affiliates of the Adviser, in the management of its accounts are not duplicative of any of the services for which the Adviser is compensated. The additional fees paid by clients of bank trust departments, their affiliates, or an Investment Professional should be considered in calculating the net yield on investment in the Fund, although such charges do not affect the Fund's dividends or distributions.

ADDITIONAL INVESTMENT REQUIREMENTS


  All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. All purchases made by check should be made payable to KeyFunds, or, in the case of a retirement account, to the custodian or trustee. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days. If you make a purchase with more than one check, each

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check must have a value of at least $25, and the minimum investment requirement still applies. KeyFunds and its servicing agents reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase may be canceled and you could be liable for any losses and/or fees incurred. Payment for purchase is expected at the time of the order. If payment is not received within three business days of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.



  You may initiate most transactions by telephone through your Investment Professional, bank trust department or directly. Note that KeyFunds and its agents will not be responsible for any losses resulting from unauthorized transactions if they follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. Your Investment Professional or the Servicing Agent also may record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them. The Servicing Agent may reject any purchase order for the Fund's shares within its sole discretion.


  You will receive a periodic statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance in your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. The Fund does not issue stock certificates for shares.

  Although the Fund continuously offers its shares for sale, the Fund reserves the right to reject any purchase request.

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                         THE SYSTEMATIC INVESTMENT PLAN
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  Under the Systematic Investment Plan, you may make regular systematic monthly, quarterly, semi-annual or annual purchases of shares of the Fund through automatic deductions from your bank account(s). Upon obtaining your authorization, the Fund's Servicing Agent will deduct the specified amount from your designated bank account, which amount will then be automatically invested in shares of the Fund at the net asset value next determined. Bank accounts will be debited on any Business Day from the 1st through the 28th of the relevant month, as selected by the shareholder. You must first meet the Fund's initial investment requirement of $500 and are subject to a minimum subsequent investment of $25. For officers, trustees, directors and employees, including retired directors and employees, of KAM, Spears, KeyFunds, BISYS, KeyCorp and their affiliates (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required.



  To participate in the Systematic Investment Plan, complete the appropriate section of the account application and attach a voided personal check with the bank's magnetic ink coding number across the front. If the bank account is jointly owned, all owners must sign. Account applications can be obtained by calling the Servicing Agent at 800-KEY-FUND. To change or discontinue existing Systematic Investment Plan instructions, submit a written request to or call the Servicing Agent at 800-KEY-FUND.


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                         THE SYSTEMATIC WITHDRAWAL PLAN
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  The Systematic Withdrawal Plan enables shareholders to make regular monthly, quarterly, semi-annual or annual redemptions of shares. With your authorization, the Servicing Agent will automatically redeem shares at the net asset value on the date of the withdrawal and have the proceeds transferred according to your written instructions. Fund accounts will be debited on any Business Day from the 1st through the 28th of each month.



  You may have proceeds sent from your Fund account directly to you, to your bank account or to a third person. If you opt to have the proceeds sent to your bank checking account, a voided personal check with the bank's magnetic coding number across the front must be attached to the account application. The pro-

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ceeds will be transferred between your fund account and the bank account via ACH. If the bank checking account is jointly owned, all owners must sign the application.


  To participate in the Systematic Withdrawal Plan, the required minimum balance is $5,000 per Fund. The required minimum withdrawal is $25.


  To participate in the Systematic Withdrawal Plan, call 800-KEY-FUND for more information. Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed dividend and capital gain distributions earned on Fund shares, the Fund account may eventually be depleted. Your account cannot be closed automatically by depleting assets through the Systematic Withdrawal Plan. The Systematic Withdrawal Plan is not necessarily appropriate for use in conjunction with the Systematic Investment Plan. To change or terminate Systematic Withdrawal Plan instructions, submit a written request to, or call the Servicing Agent at 800-KEY-FUND. The Systematic Withdrawal Plan may be modified or terminated at any time without notice.


  If the amount of the automatic withdrawal exceeds the income accrued for the period, the principal balance invested will be reduced as shares are redeemed.

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                                REDEEMING SHARES
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  Shares may ordinarily be redeemed by mail, wire or telephone. However, all or part of your shares may be redeemed in accordance with instructions and limitations pertaining to your account with an Investment Professional. For example, if you have agreed with an Investment Professional to maintain a minimum balance in your account with the Investment Professional, and the balance in that account falls below that minimum, you may be obligated to redeem, or the Investment Professional may redeem for you and on your behalf, part or all of your shares.

BY MAIL:

  In order to redeem shares by mail, send a written request to:


  KeyFunds
  P.O. Box 8527
  Boston, Massachusetts 02266-8527



  The Servicing Agent may require a signature guarantee by an eligible guarantor institution. A signature guarantee is designed to protect you, the Fund, and your and the Fund's agents from fraud. A written redemption request requires a signature guarantee for redemptions of more than $10,000 worth of shares; if your Fund account registration has changed within the last 15 days; if the check is not being mailed to the address on your account; if the check is not being made payable to the account owner; or if the redemption proceeds are being transferred to another account within KeyFunds or The Victory Portfolios with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. The Servicing Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or
(3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.


BY TELEPHONE:

  Arrangements for the payment of redemption proceeds may be made by telephone if you have checked the Telephone Authorization box and supplied the necessary bank information on the Fund's Account Application. Proceeds may be wired to a domestic financial institution, sent via ACH, mailed to the address of record, or mailed to a previously designated alternate address. If you select the ACH method, only a bank account maintained in a domestic financial institution which is an ACH member may be so designated.


  It is not necessary to confirm telephone redemption requests in writing. If you did not originally select the telephone authorization privilege, you must provide written instructions as well as a signature guarantee to the Servicing Agent to add this feature. Neither KeyFunds nor its service agents will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with KeyFunds' telephone redemption procedures and pursuant to instructions reasonably believed to be genu-

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ine. KeyFunds will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include, but are not limited to, recording of phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds to the address of record, a previously designated bank account or alternate address. For telephone redemptions, call the Servicing Agent at 800-KEY-FUND. If you are unable to reach the Servicing Agent by telephone (for example, during a time of unusual market activity), consider placing your order by mail directly to the Servicing Agent.


ADDITIONAL REDEMPTION INFORMATION


  Redemption orders are effected at the net asset value per share next determined after the shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of shares in the Fund may be more or less than the amount invested. A redemption, including those under the Systematic Withdrawal Plan, may therefore result in gain or loss for federal income tax purposes. Furthermore, purchases of additional shares concurrent with redemptions may have adverse tax consequences. Payment to shareholders for shares redeemed generally will be made within three Business Days after receipt by the Servicing Agent of the request for redemption in proper form.



  At various times, KeyFunds may be requested to redeem shares of a Fund for which good payment has not yet been received. In such circumstances, KeyFunds may delay the forwarding of proceeds for 15 days or more without interest to the shareholder until payment has been collected for the purchase of such shares. KeyFunds intends to pay cash for all shares redeemed.



  Due to the relatively high cost of handling small investments, KeyFunds reserves the right to redeem, at net asset value, shares in your account if, because of redemptions of shares by you or on your behalf, your account with respect to a Fund has a value of less than $500 (except with respect to officers, trustees, directors and employees, including retired directors and employees, of KAM, KeyFunds, BISYS, KeyCorp and their affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). IRA and Keogh accounts are exempt from this mandatory redemption. Before KeyFunds exercises the right to redeem such shares and to send the proceeds to you, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $500, if applicable.



  KeyFunds reserves the right to reject any order for purchase of its shares in whole or in part.



  KeyFunds may suspend the right of redemption during any period when (a) trading on the NYSE is restricted as determined by the SEC or such Exchange is closed, other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension or postponement; or (c) an emergency exists, as defined by rules of the SEC, making disposal of portfolio securities or determination of the value of assets of the Fund not reasonably practicable. In case of a suspension of the right of redemption, the request for redemption may be withdrawn by the shareholder, or payment will be made at the net asset value next determined after the suspension has been terminated.


FREE CHECKING


  Investors in the Fund may request a supply of checks from the Servicing Agent. A check may be made payable to the order of anyone in an amount of $100 or more. These checks may be used as one would use any ordinary commercial bank check except that the checks may not be certified. The payee of such a check may deposit it. The checks are drawn on a special account maintained by the Fund at State Street Bank and Trust Company ("State Street"). When such a check is presented to State Street for payment, it, as agent for the shareholder, redeems a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.



  A shareholder in the Fund who uses a check to make a redemption receives dividends on the shares to be redeemed up to and including the Business Day the check clears.



  There is no charge to the shareholder for this checking service. Each check sent to a shareholder has his or her name and Fund account number printed on the check. Shareholders electing the checking option are subject to the procedures, rules and regulations of State Street governing checking accounts. Checks drawn on a jointly owned account, at the option of the joint

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owners, may require only one signature. State Street will not honor checks which are in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. Since the dollar value of the account changes daily, the total value of the account cannot be determined in advance and the account cannot be entirely redeemed by check.



  An investor wishing to avail himself or herself of this method of redemption should elect it on the subscription order form. Individuals and joint tenants are not required to furnish any supporting documentation. However, corporations and other entities are required to furnish a certified resolution or other evidence of authorization in accordance with normal banking practices. Appropriate authorization forms are available from the Servicing Agent. As soon as such forms are filed in good order with the Servicing Agent, it will provide the shareholder with a supply of checks.



  This checking service may be terminated at any time by the Fund or by the Servicing Agent.



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                               EXCHANGING SHARES
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  Shares of the Fund may be exchanged for shares of any fund of KeyFunds. You may also exchange shares of the Fund for shares of funds in The Victory Portfolios (each a "Victory Fund") that are not subject to either a front-end or a contingent deferred sales charge. In addition, shareholders of KeyFunds who qualify for a waiver of a front-end sales charge otherwise applicable to a purchase of shares of a Victory Fund may exchange their shares of the Fund for shares of such a Victory Fund. Shares of the Fund may also be exchanged for Key Class shares of a Victory Fund, when and if such shares become available. Exchanges will be made on the basis of the relative net asset value of the shares of the respective Funds. To exchange shares, several conditions must be met:


(1) Shares of the fund you want to buy must be available for sale in your state of residence.

(2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must have held the shares you bought when you established your account for at least 7 days before you can exchange them; after the account has been open 7 days, you can exchange shares on any day that is a Business Day for all funds involved in an exchange.

(4) You must meet the minimum purchase requirements for the fund you want to purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.

(6) BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.


  Telephone exchange requests may be made either by calling your Investment Professional or the Servicing Agent at 800-KEY-FUND prior to Valuation Time on any Business Day. (See "Determination of Net Asset Value.")


  Exchanges of shares involve a redemption of the shares exchanged and a purchase of shares acquired.

  There are certain exchange policies you should be aware of:


 - Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Servicing Agent receives an exchange request by Valuation Time (normally 2:00 p.m. Eastern time for the Fund) that is in proper form, but the Fund reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.



 - KeyFunds may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.



 - If the Servicing Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible will be exchanged.


 - An exchange may result in a gain or loss for federal income tax purposes.


  See "Redeeming Shares -- By Telephone" for a discussion of certain limitations on the liability of KeyFunds and the Servicing Agent in connection with unauthorized telephone transactions.

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                            INVESTING FOR RETIREMENT
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  You may wish to invest in KeyFunds in connection with Individual Retirement Accounts (IRAs) and other retirement plans such as Simplified Employee Pension Plans (SEP/IRA), Savings Incentive Match Plans for Employees (SIMPLE Plans), Salary Reduction Simplified Employee Pension Plans (SAR-SEP/IRA), 401(k) Plans, and 403(b) Plans. For more information about investing in KeyFunds through tax-deferred accounts, call 800-KEY-FUND.


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                          DIVIDENDS AND DISTRIBUTIONS
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  The Fund distributes to shareholders substantially all of its net investment income and any net realized taxable capital gains resulting from sales of portfolio securities.


  Dividends on shares of the Fund are declared daily, and paid monthly on or about the first business day of the following month. Unless the shareholder instructs otherwise, all dividends and distributions of the Fund are reinvested in additional shares, at net asset value, on the payment date.


DISTRIBUTION OPTIONS

  When you fill out your Account Application, you can specify how you want to receive your dividends and distributions. Currently, there are five available options:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. Dividends and capital gain distributions will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your Account Application, you will be assigned this option.


2. CASH OPTION. You will receive a check for each dividend and/or capital gain distribution, if any. Checks will be mailed no later than seven days after the payment date, which may be more than seven days after the record date.


3. INCOME EARNED OPTION. You will have your capital gain distributions, if any, reinvested automatically in the Fund at the NAV as of the day after the record date, and have your dividends paid in cash.


4. DIRECTED DIVIDENDS OPTION. You will have dividends and/or capital gain distributions automatically reinvested in shares of another KeyFund, in shares of a Victory Fund or in Key Class shares of a Victory Fund, when and if such shares become available, as you have designated. Shares will be purchased at the NAV as of the day after the record date. If, however, you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price (i.e., subject to the applicable sales charge). Similarly, if you are reinvesting dividends of a fund which does not impose a contingent deferred sales charge upon redemption in shares of a fund which does impose such a charge, a contingent deferred sales charge may be imposed on the redemption of the shares acquired with reinvested dividends. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.



5. DIRECTED BANK ACCOUNT OPTION. You will have your dividends and/or capital gain distributions automatically transferred to your bank checking or savings account. The amount will be determined on the record date and will normally be transferred to your account within 7 days of the record date. Distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Servicing Agent to learn more about this option.



  Any election or revocation of any of the above dividend and distribution options may be made in writing to the Fund and sent to KeyFunds, P.O. Box 8527, Boston, MA 02266-8527, or by calling the Servicing Agent at 800-KEY-FUND, and will become effective with respect to distributions having record dates after receipt of the Account Application or request by the Servicing Agent.


  Reinvested distributions receive the same tax treatment as distributions paid in cash.

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                              FEDERAL INCOME TAXES
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  The Fund has qualified and intends to continue to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company so long as it is in the best interest of its shareholders to do so. This qualification relieves the Fund (but not its shareholders) from paying federal income tax on income which is currently distributed to shareholders, assuming certain distribution requirements are met; it also permits net capital gains of the Fund (i.e., the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders in the form of capital gain distributions to be treated as long-term capital gain of the shareholders, regardless of how long shares in the Fund are held. Other Fund dividends will be treated as ordinary income to shareholders. Under the Tax Reform Act of 1986, a nondeductible 4% excise tax may be imposed on the Fund to the extent the Fund does not meet certain distribution requirements by the end of each calendar year. The Fund intends to pay out substantially all of its income annually and therefore expects not to be subject to federal income or excise tax.

  All dividend distributions to shareholders, including capital gain distributions, are taxable to shareholders whether such distributions are taken in cash or reinvested in additional shares. It is not expected that any of the Fund's dividends will qualify for the dividends-received deduction available to corporate shareholders.

  Any gain or loss recognized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year. Notwithstanding the above, any loss recognized by a shareholder upon the sale of shares in the Fund held six months or less may be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder.

  The Company will mail a tax statement with the amount and nature of dividends and capital gains distributions for each year in January of the following year. You should keep all statements you receive to assist you in your record keeping. The Company may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges) paid or credited to an individual Fund shareholder, unless a shareholder certifies that the taxpayer identification number ("TIN"), generally the shareholder's social security number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or the shareholder is subject to backup withholding. Such tax withheld does not constitute an additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. A failure to furnish a valid TIN may subject any investor to penalties imposed by the IRS.

  Dividends and distributions are generally subject to state and local taxes. Some or all of the dividends from interest on U.S. Treasury obligations held by the Fund may be exempt from state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

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                                  PERFORMANCE
--------------------------------------------------------------------------------


  From time to time the Fund may present the "yield" and "effective yield" of its shares in advertisements, sales literature and in reports to shareholders. Yield and effective yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of shares of the Fund refers to the net income generated by an investment in the Fund over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.



  Investors may also judge, and KeyFunds may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies,

--------------------------------------------------------------------------------

which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.


  Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, performance will fluctuate and is not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.


  Additional information regarding the performance of the Fund is included in the SAI and in the Fund's annual and semi-annual reports, which are available free of charge by calling 800-KEY-FUND.



  The "yield" of the Fund for the seven days ended November 30, 1996 was 4.67% before waivers and reimbursements. The "effective yield" for the same seven day period was 4.78% before waivers and reimbursements.


--------------------------------------------------------------------------------
                          DESCRIPTION OF COMMON STOCK
--------------------------------------------------------------------------------


  The Company is an open-end, series investment company, incorporated under Maryland law on May 26, 1983. Pursuant to the Articles of Incorporation, the Board of Directors may authorize the creation of additional series of shares. Pursuant to such authority, the Board of Directors has authorized the issuance of nine series of shares, each representing shares in one of nine separate Funds. The par value of the shares of each of the Funds is $.01 per share. The assets of each Fund are segregated and separately managed and a shareholder's interest is in the assets and earnings of the Fund in which shares are held. Each share of a Fund represents an equal proportionate interest in that portfolio with each other share of the same series. In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective Funds, of any general assets not belonging to any particular portfolio that are available for distribution. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by portfolio except as otherwise required by the 1940 Act or Maryland law. It is anticipated that the Company will not hold annual shareholder meetings except when required to do so by the 1940 Act or Maryland law.



  As of March 14, 1997, the Treasurer of Summit County, Ohio owned shares of the Fund such that it may be presumed to "control" the Fund as that term is defined in the 1940 Act.


--------------------------------------------------------------------------------
                  CUSTODIAN, TRANSFER AGENT, SERVICING AGENT,

                         AND DIVIDEND DISBURSING AGENT
--------------------------------------------------------------------------------


  Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114, is the Custodian for the Fund's cash and securities ("Key Trust" or the "Custodian"). Key Trust does not assist in any way, and is not responsible for, investment decisions involving assets of the Fund. Key Trust is a subsidiary of KeyCorp and an affiliate of the Adviser and receives compensation from the Funds for the services it performs as Custodian.

  State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, the Fund's Transfer Agent, subcontracts the performance of certain required services to Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, MA 02171, which acts as the Dividend Disbursing Agent and Servicing Agent for the Fund and receives a fee for these services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              SHAREHOLDER REPORTS
--------------------------------------------------------------------------------


  The Fund will prepare and send to shareholders unaudited semi-annual and audited annual reports (the "Reports") which will include a list of investment securities held by the Fund. In addition, shareholders of the Fund will receive periodic account statements for the calendar year.



  The Fund intends to eliminate duplicate mailings of Reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed below or by calling 800-KEY-FUND.



  Shareholder inquiries should be addressed to the Fund at KeyFunds, P.O. Box 8527, Boston, MA 02266-8527. Shareholders may also call the Fund at 800-KEY-FUND.



--------------------------------------------------------------------------------


  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY KEYFUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY KEYFUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                KEY MUTUAL FUNDS

                     INVESTMENT ADVISER & SUB-ADMINISTRATOR
                           Key Asset Management Inc.
                                With Offices at:

                               127 Public Square
                              Cleveland, OH 44114

                              45 Rockefeller Plaza
                               New York, NY 10111

                          DISTRIBUTOR & ADMINISTRATOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                                    COUNSEL
                            Morrison & Foerster LLP
                          2000 Pennsylvania Avenue, NW
                              Washington, DC 20006

                                KEY MUTUAL FUNDS

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                          1301 Avenue of the Americas
                               New York, NY 10019

                                   CUSTODIAN
                        Key Trust Company of Ohio, N.A.
                               127 Public Square
                              Cleveland, OH 44114

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                              225 Franklin Street
                                Boston, MA 02110

                                SERVICING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                                Quincy, MA 02171

                  The date of this Prospectus is April 1, 1997

PROSPECTUS
LOGO

                               KEY MUTUAL FUNDS

                               800-KEY-FUND(R)



Key Mutual Funds, formerly known as SBSF Funds, Inc., (the "Company") is a professionally managed, no-load, open-end, series investment company currently consisting of several different portfolios, three of which are described in this Prospectus (the "Funds," or individually a "Fund"). Each Fund is a separately managed diversified portfolio with its own investment objective and policies. The Funds have no sales charges, redemption fees or exchange fees.



Key Asset Management Inc. (the "Adviser" or "KAM") serves as investment adviser to the Funds. KAM is a wholly owned subsidiary of KeyBank National Association and an indirect wholly owned subsidiary of KeyCorp. As of December 31, 1996, the Adviser and its affiliates managed approximately $51 billion for numerous individuals and institutional clients. KAM was formerly known as Spears, Benzak, Salomon & Farrell, Inc. The Funds were created to provide informed investors with experienced, professional investment management and personal service.


SBSF FUND -- its investment objective is to seek a high total return over the long term consistent with reasonable risk. In seeking its objective, the SBSF Fund will invest primarily in common stocks which in the opinion of the Adviser have the potential for capital appreciation in excess of market averages during periods of market strength while attempting to preserve capital during periods of market weakness.

SBSF CONVERTIBLE SECURITIES FUND -- its investment objective is to seek a high level of current income together with long-term capital appreciation. The SBSF Convertible Securities Fund will invest primarily in convertible bonds, corporate notes, convertible preferred stocks and other securities convertible into common stock.

SBSF CAPITAL GROWTH FUND -- its investment objective is to seek capital appreciation. The SBSF Capital Growth Fund seeks to achieve its objective by investing in equity securities of companies which the Adviser believes are likely to have rapid growth in earnings or cash flow. The SBSF Capital Growth Fund will invest primarily in the securities of small to medium capitalization companies.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, KAM, ANY KEYCORP BANK, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK. THE SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Additional information about the Funds has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information (the "SAI") dated April 1, 1997, as supplemented from time to time, which is incorporated herein by reference and is available without charge upon request by writing to Key Mutual Funds ("KeyFunds") at P.O. Box 8527, Boston, MA 02266 or calling the Funds at 800-KEY-FUND or 800-539-3863. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and the SAI and other information regarding registrants that file electronically with the SEC.


Investors are advised to read and retain this Prospectus for future reference.

--------------------------------------------------------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                 The date of this Prospectus is April 1, 1997.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fund Expenses....................................    1
Financial Information Summary....................    3
Investment Objectives and Policies...............    6
Management of the Funds..........................   10
Expenses, Distribution Plan and Shareholder
  Servicing Plan.................................   12
Determination of Net Asset Value.................   13
Purchasing Shares................................   13
The Systematic Investment Plan...................   15
The Systematic Withdrawal Plan...................   16
Redeeming Shares.................................   16


Exchanging Shares................................   18


Investing For Retirement.........................   18
Dividends and Distributions......................   19
Federal Income Taxes.............................   19
Performance......................................   20
Description of Common Stock......................   21


Custodian, Transfer Agent, Servicing Agent and
  Dividend Disbursing Agent......................   21


Shareholder Reports..............................   22

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 FUND EXPENSES
--------------------------------------------------------------------------------

  EXPENSES ARE ONE OF SEVERAL FACTORS TO CONSIDER WHEN INVESTING IN THE FUNDS. THE FOLLOWING TABLE SUMMARIZES SHAREHOLDER TRANSACTION EXPENSES AND ANNUAL FUND OPERATING EXPENSES FOR THE FUNDS.

                                                                                              SBSF         SBSF
                                                                                           CONVERTIBLE    CAPITAL
                                                                                   SBSF    SECURITIES     GROWTH
                                                                                   FUND       FUND         FUND
                                                                                   ----    -----------    -------

Shareholder Transaction Expenses: (1)

  Maximum sales load imposed on purchases.......................................   None        None         None
  Maximum sales load imposed on reinvested dividends............................   None        None         None
  Maximum deferred sales load...................................................   None        None         None
  Redemption Fees...............................................................   None        None         None
  Exchange Fees.................................................................   None        None         None
Annual Fund Operating Expenses:
  (as a percentage of average net assets)
    Management Fees.............................................................   0.75%       0.75%        0.75%


    Other Expenses (2)..........................................................   0.52%       0.56%        0.67%
                                                                                   -----      -----        -----



Total Fund Operating Expenses (2)...............................................   1.27%       1.31%        1.42%
                                                                                   =====      =====        =====



(1) Investors may be charged a fee if orders are placed through a broker or agent, including affiliated banks and non-bank affiliates of KeyCorp (see "Purchasing Shares").


(2) "Other Expenses" include such expenses as administration fees, custodial and transfer agent fees, audit, legal and other business expenses. "Other Expenses" also include the shareholder servicing fees the Funds expect to pay during the current fiscal year. Each Fund may pay shareholder servicing fees at an annual rate of up to 0.25% of its average daily net assets. See "Expenses, Distribution Plan and Shareholder Servicing Plan" for additional information.



--------------------------------------------------------------------------------



  The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly ("Shareholder Transaction Expenses") and indirectly ("Annual Fund Operating Expenses"). For a more complete description of the Funds' operating expenses, see "Expenses, Distribution Plan and Shareholder Servicing Plan." The Adviser and/or the Funds' administrator may, from time to time, waive fees due from one or more Funds or reimburse expenses paid by a Fund in order to enhance such Fund's performance. For further details, see the Funds' Annual Report which is available upon request and without charge by writing to the Funds or by calling the Funds at 800-KEY-FUND.


                                                                     [Continued]

--------------------------------------------------------------------------------
                             FUND EXPENSES [CONT.]
--------------------------------------------------------------------------------


  THE FOLLOWING EXAMPLE IS DESIGNED TO HELP YOU UNDERSTAND THE VARIOUS COSTS YOU WILL BEAR, DIRECTLY AND INDIRECTLY, AS AN INVESTOR WITH RESPECT TO EACH OF THE FUNDS.


                                                                                              SBSF         SBSF
                                                                                           CONVERTIBLE    CAPITAL
                                                                                   SBSF    SECURITIES     GROWTH
                                                                                   FUND       FUND         FUND
                                                                                   ----    -----------    -------

EXAMPLE:
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period:
  1 Year........................................................................   $ 13       $  13        $  14
  3 Years.......................................................................     40          42           45
  5 Years.......................................................................     70          72           78
  10 Years......................................................................    153         158          170


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%. YOU WOULD PAY THE SAME AMOUNT OF EXPENSES ON THE SAME INVESTMENT ASSUMING NO REDEMPTION AT THE END OF EACH TIME PERIOD.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         FINANCIAL INFORMATION SUMMARY
--------------------------------------------------------------------------------



       FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period). The following information has been audited by Price Waterhouse LLP, the former independent accountants to the Funds. Their unqualified report on the five years ended November 30, 1996 is contained in the Funds' Annual Report and should be read in conjunction with the financial statements and attached notes.



       The Funds' Annual Report, which is incorporated by reference into the SAI, includes a discussion of those factors, strategies and techniques that materially affected their performance during the period of the report, as well as certain related information. A copy of the Funds' Annual Report is available without charge by calling 800-KEY-FUND. See "Management of the Funds" for a discussion of the waiver of Advisory and Administration fees.




                                                              SBSF FUND
            --------------------------------------------------------------------------------------------------------------------
                                                      Fiscal Year Ended November 30,
            ---------------------------------------------------------------------------------------------------------------------
             1996       1995      1994        1993         1992         1991         1990         1989       1988        1987
            --------    ------    -------     --------     --------     --------     --------     -------     -------     -------
Per
Share
Operating
 Performance:
 Net
 asset
value,
beginning
  of
  period... $  17.58    $14.54    $ 17.59     $  15.64     $  16.47     $  15.57     $  16.74     $ 13.31     $ 11.80     $ 14.16
 Net
 investment
  income...     0.08      0.15       0.21         0.34         0.42         0.50         0.59        0.47        0.42        0.39
 Net
 realized
   and
   unrealized
   gain
   (loss)...    3.63      3.98      (0.94)        3.01         0.91         1.40        (0.67)       3.43        1.97       (1.33)
            --------    ------    -------     --------     --------     --------     --------     -------     -------     -------
 Total
  from
  invest
  ment
  operat
  ions...       3.71      4.13     (0.73)         3.35         1.33         1.90        (0.08)       3.90        2.39       (0.94)
Less
dividends
 and
 distributions:
 Dividends
   from
   net
   investment
   income...   (0.09)    (0.20)    (0.20)        (0.39)       (0.56)       (0.59)       (0.51)      (0.40)      (0.48)      (0.37)
 Distributions
   from net
   realized
   gains...    (1.94)    (0.89)    (2.12)        (1.01)       (1.60)       (0.41)       (0.58)      (0.07)      (0.40)      (1.05)
            --------    ------    -------     --------     --------     --------     --------     -------     -------     -------
Total
dividends
 and
 distri
 butions...    (2.03)    (1.09)    (2.32)        (1.40)       (2.16)       (1.00)       (1.09)      (0.47)      (0.88)      (1.42)
            --------    ------    -------     --------     --------     --------     --------     -------     -------     -------
Net
asset
value,
 end
 of
 period...  $  19.26    $17.58    $ 14.54     $  17.59     $  15.64     $  16.47     $  15.57     $ 16.74     $ 13.31     $ 11.80
            ========    ======    =======     ========     ========     ========     ========     =======     =======     =======
Total
Investment
 Return...     23.69%    30.37%     (4.99%)      22.95%        8.56%       12.89%       (0.66%)     30.10%      21.30%      (7.30%)
Ratios
 and
 Supplemental
 Data:
Net
assets
 end
 of
period
 (in
 thou
 ands)...   $118,084  11$3,850   $109,733     $122,555     $105,325     $103,171     $ 92,464     $97,513     $81,018     $83,308
Ratio
 of
 expenses
 to
 average
 net
 assets...      1.27%     1.26%      1.23%        1.15%        1.16%        1.15%        1.15%       1.20%       1.16%       1.10%
Ratio
 of
 net
 investment
 income
 to
average
 net
 assets...      0.44%     0.93%      1.31%        2.05%        2.68%        3.11%        3.66%       3.12%       3.12%       1.67%
Decrease
reflected
 in above
 expense
 ratios
 due to
 administration
 fees waived..  0.01%       --         --           --           --           --           --          --          --          --
Portfolio
 Turnover
 Rate...          53%       59%        83%          70%          45%          50%          42%          44%        47%         66%
Average
commission
 rate per
 share...   $ 0.0341        --         --           --           --           --           --           --         --          --


                                                                     [Continued]

--------------------------------------------------------------------------------
                     FINANCIAL INFORMATION SUMMARY [CONT.]
--------------------------------------------------------------------------------

                                                            SBSF CONVERTIBLE SECURITIES FUND
                         --------------------------------------------------------------------------------------------------------
                                                              FISCAL YEAR ENDED NOVEMBER 30,
                         --------------------------------------------------------------------------------------------------------
                           1996        1995        1994        1993        1992        1991        1990        1989     1988(1)
                         --------     -------     -------     -------     -------     -------     -------     -------   -------
Per Share Operating
 Performance
 Net asset value,
 beginning of
 period...............   $  12.16     $ 11.05     $ 12.48     $ 10.98     $ 10.65     $  9.15     $ 10.65     $  9.91   $ 10.00
 Net investment
   income.............       0.65        0.60        0.61        0.57        0.59        0.67        0.87        0.84      0.44
 Net realized and
   unrealized gain
   (loss).............       1.68        1.50       (1.12)       1.79        0.56        1.63       (1.38)       0.86     (0.30)
                           ------      ------      ------      ------      ------      ------      ------      ------    ------
Total from investment
 operations...........       2.33        2.10       (0.51)       2.36        1.15        2.30       (0.51)       1.70      0.14
Less dividends and
 distributions:
 Dividends from net
   investment
   income.............      (0.62)      (0.61)      (0.61)      (0.57)      (0.72)      (0.71)      (0.80)      (0.96)    (0.23)
 Distributions from
   net realized
   gains..............      (0.32)      (0.38)      (0.31)      (0.29)      (0.10)      (0.09)      (0.19)         --        --
                           ------      ------      ------      ------      ------      ------      ------      ------    ------
Total dividends and
 distributions........      (0.94)      (0.99)      (0.92)      (0.86)      (0.82)      (0.80)      (0.99)      (0.96)    (0.23)
                           ------      ------      ------      ------      ------      ------      ------      ------    ------
Net asset value, end
 of period............   $  13.55     $ 12.16     $ 11.05     $ 12.48     $ 10.98     $ 10.65     $  9.15     $ 10.65   $  9.91
                           ======      ======      ======      ======      ======      ======      ======      ======    ======
Total Investment
 Return...............      20.28%      20.43%      (4.36%)     22.42%      11.20%      26.33%      (5.18%)     17.88%     1.42%(2)
Ratios and
 Supplemental Data:
Net assets end of
 period (in
 thousands)...........   $ 81,478     $68,212     $58,845     $64,537     $42,442     $28,123     $15,200     $12,061   $ 5,044
Ratio of expenses to
 average net assets...       1.31%       1.31%       1.30%       1.24%       1.32%       1.37%       1.52%       1.15%     0.84%(3)
Ratio of net
 investment income to
 average net assets...       5.17%       5.36%       5.20%       4.75%       6.78%       8.50%      10.64%       9.87%     8.74%(3)
Decrease reflected in
 above expense ratios
 due to advisory and
 administration fees
 waived...............         --          --          --          --          --          --          --        0.55%     0.98%
Portfolio Turnover
 Rate.................         40%         52%         49%         30%         42%         53%         32%         76%        9%
Average commission
 rate per share.......   $ 0.0413          --          --          --          --          --          --          --        --

---------------

(1) From April 14, 1988 (commencement of operations) to November 30, 1988.
(2) Not annualized.
(3) Annualized.
                                                                     [Continued]

--------------------------------------------------------------------------------
                     FINANCIAL INFORMATION SUMMARY [CONT.]
--------------------------------------------------------------------------------


                                                                                 SBSF CAPITAL GROWTH FUND
                                                                 --------------------------------------------------------
                                                                              FISCAL YEAR ENDED NOVEMBER 30,
                                                                 --------------------------------------------------------
                                                                   1996            1995            1994           1993(1)
                                                                 --------         -------         -------         -------
Per Share Operating Performance:
Net asset value, beginning of period..........................   $   9.83         $  7.56         $  7.88         $  8.00
Net investment income (loss)..................................      (0.04)          (0.02)          (0.01)(4)       (0.05)
Net realized and unrealized gain (loss).......................       0.44            2.29           (0.31)(4)       (0.07)
                                                                     ----            ----            ----            ----
Total from investment operations..............................       0.40            2.27           (0.32)          (0.12)
Less distributions from net realized gains....................      (0.30)             --              --              --
                                                                     ----            ----            ----            ----
Net asset value, end of period................................   $   9.93         $  9.83         $  7.56         $  7.88
                                                                     ====            ====            ====            ====
Total Investment Return.......................................       4.22%          30.03%          (4.06%)         (1.50%)(2)
Ratios/Supplemental Data:
Net assets end of period (in thousands).......................   $ 36,989         $ 8,426         $ 4,141         $ 1,656
Ratio of expenses to average net assets.......................       1.42%           1.20%           1.22%           2.50%(3)
Ratio of net investment income (loss) to average net assets...      (0.76%)         (0.22%)         (0.17%)        (12.65%)(3)
Decrease reflected in above expense ratios due to advisory and
  administration fees waived..................................       0.01%           0.84%           1.00%           0.93%(3)
Portfolio Turnover Rate.......................................        221%             97%             80%              0%
Average commission rate per share.............................   $ 0.0198              --              --              --

---------------

(1) From November 1, 1993 (commencement of operations) to November 30, 1993.
(2) Not annualized.
(3) Annualized.
(4) Calculated using weighted average shares outstanding.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


  The investment objective and policies of each of the three Funds is described below.


SBSF FUND

  The SBSF Fund's investment objective is to seek a high total return over the long term consistent with reasonable risk. Total return consists of dividends and interest income and realized and unrealized appreciation on portfolio securities. In seeking its objective, the SBSF Fund will invest in securities which in the opinion of the Adviser have the potential for capital appreciation in excess of market averages during periods of market strength while attempting to preserve capital during periods of market weakness. The SBSF Fund will invest primarily in common stocks, but also may invest in preferred stocks, securities convertible into common stocks and fixed income securities.

  In pursuing its objective, the SBSF Fund may invest in the securities of companies that possess valuable fixed assets, or are undervalued in the marketplace in relation to such factors as the issuer's assets, earnings or growth potential. The SBSF Fund is not restricted to investments in any specific market sector or industry group, and it may invest in securities traded on national securities exchanges, the Nasdaq National Market, over-the-counter and privately.

  Periods of market strength are, with respect to equity securities, those in which the prices of such securities, as reflected in standard industry indices (such as the Dow Jones Industrial Average and the Standard & Poor's 500 Composite Stock Price Index), rise and, with respect to fixed income securities, those in which yields fall (with consequent increases in price). By contrast, periods of market weakness generally are marked by declines in prices of equity securities, as reflected in market indices, and rises in yields on fixed income securities. Because periods of market strength or weakness in equity and fixed income securities do not necessarily coincide, the Adviser, in seeking a high total return, has the flexibility to invest in a wide range of equity and fixed income securities.

  With respect to fixed income securities, the SBSF Fund will invest primarily in U.S. Government securities, corporate bonds, securities convertible into common stocks, high grade commercial paper and bankers' acceptances.

  The value of the common and preferred stocks and convertible securities held by the SBSF Fund may decline over short or even extended periods. In addition, the value of the Fund's investments in fixed income securities will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt instruments that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

SBSF CONVERTIBLE SECURITIES FUND


   The investment objective of the SBSF Convertible Securities Fund is to seek a high level of current income together with long-term capital appreciation. It is a fundamental policy of the SBSF Convertible Securities Fund that it will invest at least 65% of its total assets (except when maintaining a temporary defensive position) in convertible securities. The SBSF Convertible Securities Fund is not required to sell securities for the purpose of assuring that at least 65% of its total assets are invested in convertible securities if a market decline should cause this threshold to be breached. The balance of the SBSF Convertible Securities Fund's assets may be invested in other securities which, in the aggregate, are considered to be consistent with the Fund's investment objective. Such other investments may include preferred stocks, dividend and non-dividend paying common stocks, warrants, U.S. Government securities, corporate bonds, high grade commercial paper, bankers' acceptances and other short-term instruments, floating rate notes, securities of the foregoing types issued by foreign issuers and repurchase agreements. A decision to maintain a temporary defensive position will depend on the Adviser's outlook for interest rates and fixed income and equity securities, and when such a position is adopted there can be no assurance that the Fund's investment objective will be achieved.


  A convertible security is typically a bond or preferred stock that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are usually senior to common stock in a corporation's capital structure, but usually are subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible security), a con-

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vertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.


  The SBSF Convertible Securities Fund will purchase convertible securities which may or may not be rated by a nationally recognized statistical rating organization ("NRSRO"). When purchasing rated securities, the SBSF Convertible Securities Fund may make substantial investments in securities rated Baa, Ba, B or Caa by Moody's Investor Services, Inc. ("Moody's") and BBB, BB, B or CCC by Standard & Poor's Corporation ("S&P") (see the description of the rating systems contained in Appendix A to the SAI). Securities rated below investment grade are sometimes referred to as "high yield" securities or "junk bonds."



  The medium to lower-rated and unrated securities in which the SBSF Convertible Securities Fund may invest tend to offer higher yields than higher-rated securities with the same maturities because the financial condition of the issuers of such securities may not be as strong as that of issuers of higher-rated securities. Debt obligations rated lower than A by Moody's or S&P tend to have speculative characteristics or are speculative, and generally involve more risk of loss of principal and income than higher-rated securities. Also, their yields and market value tend to fluctuate more than higher quality securities. These risks are heightened with respect to lower rated securities. These risks cannot be eliminated, but may be reduced by diversifying holdings to minimize the portfolio impact of any single investment. In addition, fluctuations in market value do not affect the cash income from the securities, but are reflected in the Fund's net asset value. When interest rates rise, the net asset value of the Fund tends to decrease. When interest rates decline, the net asset value of the Fund tends to increase.


  The Fund is not restricted from investing in the lower-rated categories of securities. However, the Fund will not invest in securities rated Ba or lower by Moody's or BB or lower by S&P or unrated securities, unless the Adviser believes that positive factors mitigate or reduce the investment risks and that the investment is expected to provide a return commensurate with such risks. Positive factors would include operating strengths or improvements which will enable a company to service its debt with a wider margin of comfort than anticipated by rating agencies. Such strengths or improvements, such as growing market share or improved cost structure or margins, result in strong or improving cash flow. Superior management also can improve the value of assets within a company. Thus, a company can build financial flexibility, enabling it to reduce its leverage or otherwise reduce financial risk at will. For additional information concerning securities rated below investment grade, see the SAI.

  In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security tends to increase as the market value of the underlying stock increases, and tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

  Securities received upon conversion of convertible securities or upon exercise of call options or warrants forming elements of synthetic convertibles (described below) may be retained temporarily to permit orderly disposition or to defer realization of gain or loss for federal tax purposes, and will be included in calculating the amount of the Fund's total assets invested in true and synthetic convertibles.

  The SBSF Convertible Securities Fund also may invest in "synthetic convertibles". A synthetic convertible is created by combining separate securities which possess the two principal characteristics of a true convertible security, i.e., fixed income ("fixed-income component") and the right to acquire equity securities ("convertibility component"). The fixed-income component is achieved by investing in non-convertible fixed-income securities such as non-convertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in warrants or exchange listed call options or stock index call options granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

  The synthetic convertible differs from the true convertible security in several respects. Unlike a true

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convertible security, which is a single security having a unitary market value, a synthetic convertible can be comprised of two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. For this reason, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

  A holder of a synthetic convertible faces the risk of a decline in the price of the stock or the level of the index involved in the convertibility component, causing a decline in the value of the option or warrant. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Since a synthetic convertible includes the fixed-income component as well, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

SBSF CAPITAL GROWTH FUND

  The SBSF Capital Growth Fund's investment objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing in equity securities of companies which the Adviser believes are likely to have rapid growth in earnings or cash flow. The production of any current income is incidental to this objective. SBSF Capital Growth Fund invests primarily in growth oriented common stocks of domestic corporations and, to a limited extent, foreign corporations listed on any national securities exchange or traded in the over-the-counter market. Such corporations may or may not pay dividends and such a factor would not be considered a relevant criteria in selecting an investment.


  The Adviser employs a flexible investment program in pursuit of the Fund's investment objective. The Fund is not restricted to investments in specific market sectors and may invest in any market sector. The SBSF Capital Growth Fund will invest primarily in small to medium capitalization companies, i.e., issuers having a market capitalization of $200 million to $1.5 billion, but may invest in companies of any size and may take advantage of any investment opportunity with attractive long-term growth prospects, including preferred stocks, convertible securities and bonds. Bonds might be purchased in situations where the Adviser believes interest rates will decline or where it is believed that a bond will provide a greater return than common stocks. This might be the case, for example, in a weak economic environment where stock prices are performing poorly. The Adviser takes advantage of its market access and the research available to it to select investments in promising emerging growth companies that are involved in new technology, natural resources, foreign markets and special developments, such as research discoveries, acquisitions, recapitalizations, liquidations or management changes, and companies whose stock may be undervalued by the market. These situations are illustrative of the types of investments the Fund may make. The Fund is free to invest in any common stock which, in the Adviser's judgment, provides above average potential for capital appreciation.


  Although the SBSF Capital Growth Fund intends to be fully invested, it may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Adviser, such position is likely to provide protection against abnormal market or economic conditions.

  The Fund intends to manage its portfolio actively to accomplish its investment objective. Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective. The SBSF Capital Growth Fund maintains investments in small capitalization companies. Small capitalization companies may have limited product lines, markets or financial resources, which may make them more susceptible to market and interest rate changes. The prices of small capitalization stocks as a group may not be as highly correlated to general market rallies or downturns as other types of equity securities. These investments have historically experienced a greater degree of volatility than their large capitalization counterparts.

INVESTMENT TECHNIQUES


  In pursuit of their objectives, the Funds may utilize certain special investment methods. The Funds may, in certain circumstances, purchase and write call options that are traded on U.S. securities exchanges. At the time of purchase or sale, the market value of such options would not exceed 5% of the total assets of the respective Fund. A call option is a short-term contract (having a duration of nine months or less) pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security under-

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lying the option at a specified exercise price at any time during the term of the option. See "Investment Objectives and Policies--Call Options" in the SAI for further information.


  The Funds each may invest up to 10% of their total assets in securities of foreign issuers. Securities of foreign issuers may, in the opinion of the Adviser, present attractive investment opportunities. Foreign investments may be affected favorably or unfavorably by changes in exchange rates and currency control regulations, including currency blockage. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities and their markets may not be as liquid as U.S. securities and their markets. Securities of some foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities also may be subject to local economic or political risks, such as political instability of some foreign governments and the possibility of nationalization or expropriation of issuers.

  The Funds each also may invest up to 5% of their net assets in warrants, excluding attached warrants. None, however, will invest more than 2% of its net assets in warrants which are not traded on the New York or American Stock Exchanges.



  The Funds each may invest up to 10% of their total assets in illiquid securities, including securities restricted as to disposition under the federal securities laws, securities as to which there are no readily available market quotations and repurchase agreements with a maturity in excess of 7 days. The Funds might be unable to dispose of such securities promptly or at reasonable prices.



  Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided that the total amount of all borrowings by a Fund does not exceed 5% of the Fund's total assets. Pursuant to such an agreement, a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements are considered by the staff of the SEC to be borrowings by a Fund under the Investment Company Act of 1940, as amended ("1940 Act").



  To increase income, the Funds each may lend portfolio securities to certain brokers or dealers, banks or other institutional investors, such as insurance companies and pension funds. The Adviser has not previously, nor has it any present intention, to loan portfolio securities. Each of the Funds may engage in repurchase agreement transactions relating to certain types of securities with approved broker/dealers and banks. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. From time to time, all of the Funds may trade in securities for the short term. It is anticipated that the annual portfolio turnover rates will not exceed 75% for the SBSF Fund and the SBSF Convertible Securities Fund and may be substantially higher than 100% for the SBSF Capital Growth Fund. Increased portfolio turnover may result in additional brokerage commissions (thereby increasing a Fund's expenses) and in realization of net short-term capital gains which, when distributed, are taxed to shareholders (other than retirement plans) at ordinary income tax rates. Additional information with respect to the special investment methods described in this paragraph and the conditions under which a Fund may utilize them may be found under "Investment Objectives and Policies" in the SAI.



  The investment policies of the Funds set forth above may be changed or altered by the Board of Directors subject to certain investment restrictions, which set percentage and other limitations on certain investments and investment strategies, certain of which constitute fundamental policies. Fundamental policies, which include the investment objective of each of the Funds, cannot be changed without the approval of the holders of a majority of the outstanding voting securities of each of the Funds. The restrictions are described under "Investment Restrictions" in the SAI.



INVESTMENT RISKS



   The price per share of the Funds will fluctuate with changes in value of the investments held by the Funds. Shareholders of the Funds should, therefore, expect the value of their shares to fluctuate with changes in the value of the securities owned by the Funds and the value of an investment in the Funds may increase or decrease.

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  The equity securities held by the Funds are subject to equity market risk. Equity market risk is the risk that stock prices will fluctuate or decline over short or even extended periods. The debt instruments held by the Funds are subject to credit and interest rate risks. Credit risk is the risk that issuers of the debt instruments in which the Funds invest may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of debt instruments in which the Funds invest and hence the value of your investment in a Fund.



  The value of a Fund's investments in fixed-income securities will typically change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the value of fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes in the financial strength of an issuer or changes in the ratings of any particular security also may affect the value of these instruments.



  There can be no assurance that the investment objectives of the Funds will be attained. In addition, investments in a Fund are not insured against loss of principal. No single Fund should be considered, by itself, to provide a complete investment program for any investor.


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                            MANAGEMENT OF THE FUNDS
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DIRECTORS AND OFFICERS


  The Directors, in addition to reviewing the actions of the Funds' Adviser, Administrator and Distributor, as described below, decide upon matters of general policy. The Company's Officers conduct and supervise the daily business operations of the Funds. The names, addresses and business affiliations of the Directors and Officers of the Company are listed in the SAI.


THE INVESTMENT ADVISER


  The investment adviser to the Funds is Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation that is registered as an investment adviser with the SEC. The Adviser is a wholly owned subsidiary of KeyBank National Association, which is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States.



  On February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp--Spears, Benzak, Salomon & Farrell, Inc. ("Spears"), KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers"), Society Asset Management, Inc. ("SAM"), and Applied Technology Investments, Inc. ("ATI"), each of which was a registered investment adviser with the SEC. Key Advisers, SAM and ATI were merged with and into Spears, a New York corporation organized on February 22, 1972. Pursuant to the terms of the reorganization, Spears changed its name to Key Asset Management Inc. The Adviser and its affiliates managed approximately $51 billion as of December 31, 1996 for numerous clients, including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net-worth individuals and mutual funds. The Adviser's offices are located at 127 Public Square, Cleveland, OH 44114 and 45 Rockefeller Plaza, New York, NY 10111.



  Pursuant to the Funds' Investment Advisory Agreement, the Adviser furnishes a continuous investment program for the Funds, makes the day-to-day investment decisions for the Funds, executes the purchase and sale orders for the portfolio transactions of the Funds and generally manages the Funds' investments in accordance with the stated policies of the Funds, subject to the general supervision of the Board of Directors of the Company. The Advisory Agreement allows KAM to choose brokers or dealers to handle the purchases and sales a Fund's securities. Subject to Board approval, Key Investments, Inc. ("KII") and/or Key Clearing Corporation ("KCC") may act as clearing broker for a Fund's security transactions in accordance with procedures adopted by a Fund, and receive commissions or fees in connection with their services to such Fund. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and affiliates of the Adviser.



  Christopher C. Grisanti is the Portfolio Manager of the SBSF Fund. Mr. Grisanti, a Managing Director, Analyst and Portfolio Manager of KAM, has been associated with KAM (including its predecessor) since 1994. Prior to that time, Mr. Grisanti was a corporate finance attorney with Simpson Thacher & Bartlett. Mr. Grisanti has served as a portfolio manager of the SBSF Fund since April 1996.

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  Richard A. Janus and James K. Kaesberg serve as co-portfolio managers of the SBSF Convertible Securities Fund. Mr. Janus is Senior Managing Director and Chief Investment Officer of Convertible Securities Investments for KAM. Mr. Janus has held various positions with KAM (including its predecessors) since 1977, and has served as a co-portfolio manager of the SBSF Convertible Securities Fund since April 1996. Mr. Kaesberg also is associated with KAM and currently holds the position of Director and Portfolio Manager--Convertible Securities. Mr. Kaesberg has been employed by KAM (including its predecessors) since 1985, and has held his position as a co-portfolio manager of the SBSF Convertible Securities Fund since April 1996. Mr. Kaesberg is a Director of KAM.



  Annette Geddes, a Managing Director of KAM is the Portfolio Manager of SBSF Capital Growth Fund. Ms. Geddes has been associated with KAM (including its predecessor), and has served as a portfolio manager of the SBSF Capital Growth Fund, since April 1996. Ms. Geddes served as a portfolio manager with Steinhardt Management Company during 1995 and held the position of Managing Director with Trust Company of the West from 1987 to 1994.



  Under the Investment Advisory Agreement, as compensation for the services rendered and related expenses borne by the Adviser, the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund each are obligated to pay the Adviser a fee, computed daily and payable monthly, equal to 0.75% per annum of each Fund's average daily net assets. This fee is higher than that paid by most investment companies, although it is believed that this fee is comparable to fees paid by other investment companies with investment objectives comparable to each such Fund. For the fiscal year ended November 30, 1996, the SBSF Fund, the SBSF Convertible Securities Fund, and the SBSF Capital Growth Fund paid the Adviser fees at the effective annual rate of 0.75% of each Fund's average daily net assets. The Adviser is obligated to waive fees payable by the Funds and, in certain circumstances, reimburse the Funds in the event a Fund's expenses exceed certain prescribed limits. See "The Investment Adviser, Administrator and Sub-Administrator -- Investment Adviser" in the SAI.



THE ADMINISTRATOR, DISTRIBUTOR AND SUB-ADMINISTRATOR



  BISYS Fund Services serves as administrator to the Funds ("BISYS" or the "Administrator") pursuant to an Administration Agreement. In this capacity, BISYS administers certain of the Funds' operations subject to the supervision of the Board of Directors. In consideration of its administration fee, BISYS performs clerical, accounting and office service functions for the Funds and provides the Funds with personnel to perform accounting and related services. BISYS also is responsible for calculating the Funds' net asset values and yields, preparing reports to and filings with regulatory authorities, servicing shareholder accounts and performing such other services as the Funds may from time to time request.



  Under the Administration Agreement, as compensation for the administrative services rendered to the Funds and related expenses borne by BISYS, each of the Funds is obligated to pay BISYS an annual fee, computed daily and payable monthly, equal to 0.25% of its average daily net assets up to $50,000,000, plus 0.15% of such assets greater than $50,000,000. The Administrator may periodically waive all or a portion of its administration fee due from a Fund.



  BISYS also serves as the independent underwriter and distributor of the shares of the Funds ("BISYS" or the "Distributor"). Pursuant to the Distribution Agreement between the Company and BISYS, the Distributor is obligated to use its best efforts to sell shares of the Funds. In addition, under the Distribution Agreement, the Distributor may enter into agreements with selected dealers for the distribution of shares. KAM neither participates in nor is responsible for the underwriting of Fund shares.



  Pursuant to a Sub-Administration Agreement between KAM and BISYS, KAM provides the Key Money Market Mutual Fund, the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund with certain sub-administrative and fund accounting services. For its services as sub-administrator, BISYS pays KAM an annual fee of $500,000.




  The Distributor, at its expense, may provide additional cash compensation to dealers in connection with sales of shares of the Funds. The maximum cash compensation payable by the Distributor is 0.25%, on an annual basis, of the net asset value of the shares of a Fund maintained by accounts of the dealer. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more KeyFunds and/or other dealer-sponsored special events, including payment for travel expenses and lodging incurred in connection with trips taken by invited registered representatives and mem-

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bers of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Funds' shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Funds or their shareholders.



  Morrison & Foerster LLP, counsel to the Company and special counsel to KAM, has advised the Company and KAM that KAM and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial and administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


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           EXPENSES, DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN
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  Except as described under "Management of the Funds," and as explained below, each of the Funds bears the expenses directly applicable to it and a portion of the general administrative expenses applicable to all the Funds of KeyFunds, which may be allocated among the Funds in a manner believed to be fair and equitable. Expenses that are directly applicable to a Fund include expenses such as portfolio transaction costs, shareholder servicing costs, expenses of registering shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, legal and auditing expenses directly incurred by the Fund, and charges of KAM, BISYS, the Custodian, the Transfer Agent and the Servicing Agent. General expenses which would be allocated include directors' fees, general corporate legal and auditing expenses, state franchise taxes, costs of printing and mailing proxies, shareholder reports and prospectuses sent to existing shareholders, trade association fees, SEC fees and accounting costs.


  The Company has adopted a Distribution Plan (the "Distribution Plan") for the SBSF, SBSF Convertible Securities, and SBSF Capital Growth Funds pursuant to Rule 12b-1 under the 1940 Act. No separate payments are authorized to be made by the Funds under the Plan. Rather, the Plan provides that to the extent that any portion of the fees payable under the Shareholder Servicing Plan or any Shareholder Servicing Agreement (described below) is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid pursuant to the Plan and in accordance with Rule 12b-1.


  The Company has also adopted a Shareholder Servicing Plan for the SBSF, SBSF Convertible Securities, and SBSF Capital Growth Funds. In accordance with the Shareholder Servicing Plan, each Fund may pay to the Distributor or financial institutions that provide certain services to the Fund (and that have signed shareholder service agreements), a shareholder services fee at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to the Distributor or financial institution (each a "Shareholder Servicing Agent"). Shareholder Servicing Agents may include, among others, the Distributor, Key Trust Company of Ohio, N.A. ("Key Trust") and its affiliates, and other financial institutions and securities brokers. Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquiries, forwarding shareholder communications, assisting in the processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with

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respect to the Funds. In addition, Shareholder Servicing Agents may charge fees in connection with individual transactions or other fees. Information regarding such fees is available from your Shareholder Servicing Agent.

  Under certain circumstances, KAM is obligated to waive fees due from the Funds and reimburse the expenses of a Fund. For further information see the SAI.


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                        DETERMINATION OF NET ASSET VALUE
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  The net asset value ("NAV") of the shares of the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund are determined as of the close of regular trading of the New York Stock Exchange ("NYSE"), which is generally at 4:00 P.M., Eastern Time, each Business Day (the "Valuation Time"). A "Business Day" is a day on which the NYSE is open for trading, and any day on which enough trading has occurred in the securities held by a Fund to materially affect the NAV. The NYSE is closed in observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed, even if the Fund is open.



  In general, a Fund's net asset value is equal to the value of its securities, cash and other assets, less liabilities, divided by the number of shares outstanding. Securities traded on securities exchanges or the NASDAQ National Market are valued at the last sales price on the exchange where the security is primarily traded or, lacking any sales, at the mean between the most recent bid and asked quotation. Securities traded over-the-counter are valued at the mean between the most recent bid and asked price. Securities for which quotations are not readily available and any other assets (other than money market instruments) are valued at fair value as determined in good faith by or under the supervision of the Board of Directors. The SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund value fixed income securities at market value, except money market instruments having a maturity of less than 60 days, which are valued at amortized cost.



  Generally, trading in foreign securities, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset values of the shares of the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Funds' net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.


  The net asset values per share of the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund appear daily in The Wall Street Journal and most major newspapers.

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                               PURCHASING SHARES
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  Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into selling or servicing agreements with KeyFunds or BISYS. An Investment Professional is a salesperson, financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets. Shares are also available to clients of bank trust departments who have qualified trust accounts. The minimum investment is $500 ($250 for an Individual Retirement Account) for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums, features, requirements

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and fees. Your Investment Professional will provide this information to you.

  Shares of the Funds are sold at the net asset value per share (see "Determination of Net Asset Value") next determined after receipt and acceptance by the Funds' servicing agent, Boston Financial Data Services, Inc. ("BFDS" or the "Servicing Agent"), or by any other authorized agent or sub-agent of the Funds, of an order to purchase shares. There are no front-end or contingent deferred sales charges.

  Purchases of shares will be effected only on a Business Day (as defined in "Determination of Net Asset Value") of the Funds. An order received and accepted prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on that Business Day. An order accepted after the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of the Funds. Generally, shares of the Funds begin accruing income dividends on the day they are purchased.

INVESTING DIRECTLY

BY MAIL:

  You may purchase shares by completing and signing an Account Application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) payable to KeyFunds in at least the minimum investment requirement to:

         KeyFunds
         P.O. Box 8527
         Boston, Massachusetts 02266-8527

  Subsequent purchases may be made in the same manner.

BY TELEPHONE:

  Subsequent purchases of shares of the Funds may be made by telephone if you have checked the Telephone Authorization box and supplied the necessary bank information on the Account Application. In order to complete your transaction by Automated Clearing House ("ACH") or wire, you should read the following sections.


BY ACH

  If an Account Application has been previously received by the Servicing Agent, the purchase amount can be transferred between the bank account designated and your fund account via ACH. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. The Funds may modify or terminate the telephone and/or ACH privilege at any time or charge a service fee upon notice to shareholders. No such fee is currently contemplated. If the designated bank account does not contain sufficient assets at the time your order is processed, the order may be canceled, and you could be liable for resulting fees and/or losses. This service requires approximately 15 days to establish. Therefore, it may not be appropriate to request your initial purchase utilizing this method.


  You can reach our customer service representatives by calling 800-KEY-FUND. Our toll-free fax number is 800-529-2244. You can reach KeyFunds'
Telecommunication Device for the Deaf ("TDD") at 800-970-5296.

BY WIRE:

  If an Account Application has been previously received by the Servicing Agent, you may also purchase shares by wiring funds to: State Street Bank and Trust Co., ABA #011000028, For Credit to DDA Account #9905-201-1, for Further Credit to KeyFunds Account #[insert your account number, name and control number assigned by the Transfer Agent]. The Transfer Agent does not charge a wire fee. PRIOR TO WIRING ANY FUNDS AND IN ORDER TO ENSURE THAT WIRE ORDERS ARE INVESTED PROMPTLY, YOU MUST CALL THE SERVICING AGENT AT 800-KEY-FUND.

INVESTING THROUGH INVESTMENT PROFESSIONALS OR A BANK TRUST DEPARTMENT

  Shares may be purchased by investors who designate an Investment Professional or a bank trust department through procedures established by the Servicing Agent in connection with requirements of qualified accounts maintained by or on behalf of certain persons by Investment Professionals and bank trust departments. With respect to such purchases, it is the responsibility of the Investment Professional or bank trust department to transmit purchase orders to the Servicing Agent and to deliver federal funds for purchase on a timely basis in order to receive the price then in effect. Accounts set up through an Investment Professional or bank trust department may be subject to different minimums, features, requirements and fees in connection with purchases and redemptions of shares. Contact your Investment Professional or trust representative for complete information. Investors should note that they may not be able to access their account on days on which the Funds are open for business but their Investment Professional or bank trust department is closed.

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  The services rendered by your bank trust department, including affiliates of the Adviser, in the management of its accounts are not duplicative of any of the services for which the Adviser is compensated. The additional fees paid by clients of bank trust departments, their affiliates, or an Investment Professional should be considered in calculating the net yield on investment in a Fund, although such charges do not affect the Fund's dividends or distributions.

ADDITIONAL INVESTMENT REQUIREMENTS


  All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. All purchases made by check should be made payable to KeyFunds, or, in the case of a retirement account, to the custodian or trustee. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. KeyFunds and its servicing agents reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase may be canceled and you could be liable for any losses and/or fees incurred. Payment for purchase is expected at the time of the order. If payment is not received within three business days of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.



  You may initiate most transactions by telephone through your Investment Professional, bank trust department or directly. Note that KeyFunds and its agents will not be responsible for any losses resulting from unauthorized transactions if they follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information, or using personalized security codes. Your Investment Professional or the Servicing Agent also may record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them. The Servicing Agent may reject any purchase order for the Funds' shares within its sole discretion.



  You will receive a periodic statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance in your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. The Funds do not issue stock certificates for shares.


  Although the Funds continuously offer their shares for sale, each Fund reserves the right to reject any purchase request.

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                         THE SYSTEMATIC INVESTMENT PLAN
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  Under the Systematic Investment Plan, you may make regular systematic monthly, quarterly, semi-annual or annual purchases of shares of a Fund through automatic deductions from your bank account(s). Upon obtaining your authorization, the Funds' Servicing Agent will deduct the specified amount from your designated bank account, which amount will then be automatically invested in shares of the relevant Fund at the net asset value next determined. Bank accounts will be debited on any Business Day from the 1st through the 28th of the relevant month, as selected by the shareholder. You must first meet a Fund's initial investment requirement of $500 and are subject to a minimum subsequent investment of $25. For officers, trustees, directors and employees, including retired directors and employees, of KAM, Spears, KeyFunds, BISYS, KeyCorp and their affiliates, (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required.



  To participate in the Systematic Investment Plan, complete the appropriate section of the account application and attach a voided personal check with the bank's magnetic ink coding number across the front. If the bank account is jointly owned, all owners must sign. Account applications can be obtained by calling the Servicing Agent at 800-KEY-FUND. To change or discontinue existing Systematic Investment Plan instructions, submit a written request to or call the Servicing Agent at 800-KEY-FUND.

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                         THE SYSTEMATIC WITHDRAWAL PLAN
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  The Systematic Withdrawal Plan enables shareholders to make regular monthly, quarterly, semi-annual or annual redemptions of shares. With your authorization, the Servicing Agent will automatically redeem shares at the net asset value on the date of the withdrawal and have the proceeds transferred according to your written instructions. Fund accounts will be debited on any Business Day from the 1st through the 28th of each month.


  You can have proceeds sent from your Fund account directly to you, to your bank checking account or to a third person. If you opt to have the proceeds sent to your bank checking account, a voided personal check with the bank's magnetic coding number across the front must be attached to the account application. The proceeds will be transferred between your fund account and the bank account via ACH. If the bank checking account is jointly owned, all owners must sign the application.

  To participate in the Systematic Withdrawal Plan, the required minimum balance is $5,000 per Fund. The required minimum withdrawal is $25.


  To participate in the Systematic Withdrawal Plan, call 800-KEY-FUND for more information. Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed income and capital gain dividend distributions earned on Fund shares, the Fund account may eventually be depleted. The Systematic Withdrawal Plan is not necessarily appropriate for use in conjunction with the Systematic Investment Plan. To change or terminate Systematic Withdrawal Plan instructions, submit a written request to, or call the Servicing Agent at 800-KEY-FUND. Your account cannot be closed automatically by depleting assets through the Systematic Withdrawal Plan. The Systematic Withdrawal Plan may be modified or terminated at any time without notice.


  If the amount of the automatic withdrawal exceeds the income accrued for the period, the principal balance invested will be reduced as shares are redeemed.

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                                REDEEMING SHARES
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  Shares may ordinarily be redeemed by mail, wire or telephone. However, all or part of your shares may be redeemed in accordance with instructions and limitations pertaining to your account with an Investment Professional. For example, if you have agreed with an Investment Professional to maintain a minimum balance in your account with the Investment Professional, and the balance in that account falls below that minimum, you may be obligated to redeem, or the Investment Professional may redeem for you and on your behalf, part or all of your shares.


BY MAIL:

  In order to redeem shares by mail, send a written request to:


         KeyFunds

         P.O. Box 8527
         Boston, MA 02266-8527


The Servicing Agent may require a signature guarantee by an eligible guarantor institution. A signature guarantee is designed to protect you, the Fund, and your and the Fund's agents from fraud. A written redemption request requires a signature guarantee for redemptions of more than $10,000 worth of shares; if your Fund account registration has changed within the last 15 days; if the check is not being mailed to the address on your account; if the check is not being made payable to the account owner; or if the redemption proceeds are being transferred to another account within KeyFunds or The Victory Portfolios with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. The Servicing Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or
(3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

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BY TELEPHONE:

  Arrangements for the payment of redemption proceeds may be made by telephone if you have checked the Telephone Authorization box and supplied the necessary bank information on the Fund's Account Application. Proceeds may be wired to a domestic financial institution, sent via ACH, mailed to the address of record, or mailed to a previously designated alternate address. If you select the ACH method, only a bank account maintained in a domestic financial institution which is an ACH member may be so designated.


  It is not necessary to confirm telephone redemption requests in writing. If you did not originally select the telephone authorization privilege, you must provide written instructions as well as a signature guarantee to the Servicing Agent to add this feature. Neither KeyFunds nor its service agents will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with KeyFunds' telephone redemption procedures and pursuant to instructions reasonably believed to be genuine. KeyFunds will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include, but are not limited to, recording of phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds to the address of record, a previously designated bank account or alternate address. For telephone redemptions, call the Servicing Agent at 800-KEY-FUND. If you are unable to reach the Servicing Agent by telephone (for example, during a time of unusual market activity), consider placing your order by mail directly to the Servicing Agent.


ADDITIONAL REDEMPTION INFORMATION


  Redemption orders are effected at the net asset value per share next determined after the shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of shares in a Fund may be more or less than the amount invested. A redemption, including those under the Systematic Withdrawal Plan, may therefore result in gain or loss for federal income tax purposes. Furthermore, purchases of additional shares concurrent with redemptions may have adverse federal income tax consequences. Payment to shareholders for shares redeemed generally will be made within three Business Days after receipt by the Servicing Agent of the request for redemption in proper form.



  At various times, KeyFunds may be requested to redeem shares of a Fund for which good payment has not yet been received. In such circumstances, KeyFunds may delay the forwarding of proceeds for 15 days or more without interest to the shareholder until payment has been collected for the purchase of such shares. KeyFunds intends to pay cash for all shares redeemed.



  Due to the relatively high cost of handling small investments, KeyFunds reserves the right to redeem, at net asset value, shares in your account if, because of redemptions of shares by you or on your behalf, your account with respect to a Fund has a value of less than $500 (except with respect to officers, trustees, directors and employees, including retired directors and employees, of KAM, KeyFunds, BISYS, KeyCorp and their affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). IRA and Keogh accounts are exempt from this mandatory redemption. Before KeyFunds exercises the right to redeem such shares and to send the proceeds to you, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $500, if applicable.



  KeyFunds reserves the right to reject any order for the purchase of its shares in whole or in part.



  KeyFunds may suspend the right of redemption during any period when (a) trading on the NYSE is restricted as determined by the SEC or such Exchange is closed, other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension or postponement; or (c) an emergency exists, as defined by rules of the SEC, making disposal of portfolio securities or determination of the value of assets of the Funds not reasonably practicable. In case of a suspension of the right of redemption, the request for redemption may be withdrawn by the shareholder, or payment will be made at the net asset value next determined after the suspension has been terminated.

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                               EXCHANGING SHARES

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  Shares of a Fund may be exchanged for shares of any Fund of KeyFunds. You may also exchange shares of a Fund for shares of funds in The Victory Portfolios (each a "Victory Fund") that are not subject to either a front-end or a contingent deferred sales charge. In addition, shareholders of KeyFunds who qualify for a waiver of a front-end sales charge otherwise applicable to a purchase of shares of a Victory Fund may exchange their shares of a Fund for shares of such a Victory Fund. Shares of a Fund may also be exchanged for Key Class shares of a Victory Fund, when and if such shares become available. Exchanges will be made on the basis of the relative net asset value of the shares of the respective Funds. To exchange shares, several conditions must be met:


(1) Shares of the fund you want to buy must be available for sale in your state of residence.

(2) The prospectuses of the Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must have held the shares you bought when you established your account for at least 7 days before you can exchange them; after the account has been open 7 days, you can exchange shares on any day that is a Business Day for all funds involved in an exchange.

(4) You must meet the minimum purchase requirements for the fund you want to purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.

(6) BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.


  Telephone exchange requests may be made either by calling your Investment Professional or the Servicing Agent at 800-KEY-FUND prior to Valuation Time on any Business Day. (See "Determination of Net Asset Value.")


  Exchanges of shares involve a redemption of the shares exchanged and a purchase of shares acquired.

  There are certain exchange policies you should be aware of:


 - Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Servicing Agent receives an exchange request by Valuation Time (normally 4:00 p.m. Eastern time) that is in proper form, but the Funds reserve the right to refuse any exchange request that will impede a Fund's ability to invest effectively or otherwise have the potential to disadvantage a Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.



 - KeyFunds may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.



 - If the Servicing Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible will be exchanged.


 - An exchange may result in a gain or loss for federal income tax purposes.


  See "Redeeming Shares--By Telephone" for a discussion of certain limitations on the liability of KeyFunds and the Servicing Agent in connection with unauthorized telephone transactions.


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                            INVESTING FOR RETIREMENT
--------------------------------------------------------------------------------


  You may wish to invest in KeyFunds in connection with Individual Retirement Accounts (IRAs) and other retirement plans such as Simplified Employee Pension Plans (SEP/IRA), Savings Incentive Match Plans for Employees (SIMPLE Plans), Salary Reduction Simplified Employee Pension Plans (SAR-SEP/IRA), 401(k) Plans, and 403(b) Plans. For more information about investing in KeyFunds through tax-deferred accounts, call 800-KEY-FUND.

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                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

  Each Fund distributes to shareholders substantially all of its net investment income and any net realized taxable capital gains resulting from sales of portfolio securities.


  The SBSF Convertible Securities Fund declares dividends, equal to its net investment income, on or about the last business day of each calendar quarter and pays such dividends shortly thereafter. Realized capital gains, if any, are paid annually in December. Dividends from the SBSF Fund and the SBSF Capital Growth Fund are ordinarily paid semi-annually in June and December and capital gains distributions, if any, are paid annually in December.


DISTRIBUTION OPTIONS

  When you fill out your Account Application, you can specify how you want to receive your dividends and distributions. Currently, there are five available options:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. Dividends and capital gain distributions will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your Account Application, you will be assigned this option.


2. CASH OPTION. You will receive a check for each dividend and/or capital gain distribution, if any. Checks will be mailed no later than seven days after the payment date, which may be more than seven days after the record date.


3. INCOME EARNED OPTION. You will have your capital gain distributions, if any, reinvested automatically in the Fund at the NAV as of the day after the record date, and have your dividends paid in cash.


4. DIRECTED DIVIDENDS OPTION. You will have dividends and/or capital gain distributions automatically reinvested in shares of another Key Mutual Fund, in shares of a Victory Fund or in Key Class shares of a Victory Fund, when and if such shares become available, as you have designated. Shares will be purchased at the NAV as of the day after the record date. If you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price (i.e., subject to the applicable sales charge). Similarly, if you are reinvesting dividends of a fund which does not impose a contingent deferred sales charge upon redemption in shares of a fund which does impose such a charge, a contingent deferred sales charge may be imposed on the redemption of the shares acquired with reinvested dividends. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.



5. DIRECTED BANK ACCOUNT OPTION. You will have your dividends and/or capital gain distributions automatically transferred to your bank checking or savings account. The amount will be determined on the record date and will normally be transferred to your account within 7 days of the record date. Distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Servicing Agent to learn more about this option.



  Any election or revocation of any of the above dividend and distribution options may be made in writing to a Fund and sent to KeyFunds, P.O. Box 8527, Boston, MA 02266-8527, or by calling the Servicing Agent at 800-KEY-FUND, and will become effective with respect to distributions having record dates after receipt of the Account Application or request by the Servicing Agent.


  Reinvested distributions receive the same tax treatment as distributions paid in cash.

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                              FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

  Each Fund has qualified and intends to continue to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company so long as it is in the best interest of its shareholders to do so. This qualification relieves the Funds (but not their shareholders) from paying federal income tax on income which is currently distributed to shareholders, assuming certain

--------------------------------------------------------------------------------

distribution requirements are met; it also permits net capital gains of the Funds (i.e., the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders in the form of capital gain distributions to be treated as long-term capital gain by the shareholders, regardless of how long shares in the Funds are held. Other Fund dividends will be treated as ordinary income to shareholders. Under the Tax Reform Act of 1986, a nondeductible 4% excise tax may be imposed on the Funds to the extent the Funds do not meet certain distribution requirements by the end of each calendar year. Each Fund intends to pay out substantially all of its income annually and therefore expects not to be subject to federal income or excise taxes.

  All dividend distributions to shareholders, including capital gain distributions, are taxable to shareholders whether such distributions are taken in cash or reinvested in additional shares.

  Dividends paid by the SBSF, SBSF Convertible Securities and SBSF Capital Growth Funds may be eligible for the dividends received deduction for corporate shareholders to the extent that the Funds' income is derived from certain dividends received from domestic corporations. A corporate shareholder of a Fund must hold the Fund shares upon which the qualifying dividend is paid for at least 46 days to be entitled to the dividends-received deduction. The Code also provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends-received deduction in connection with holding shares of a regulated investment company.


  Any gain or loss recognized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year. Notwithstanding the above, any loss recognized by a shareholder upon the sale of shares in a Fund held six months or less may be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder.


  The Company will mail a tax statement with the amount and nature of dividends and capital gain distributions for each year in January of the following year. You should keep all statements you receive to assist you in your record keeping. The Company may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges) paid or credited to an individual Fund shareholder, unless a shareholder certifies that the taxpayer identification number ("TIN"), generally the shareholder's social security number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or the shareholder is subject to backup withholding. Such tax withheld does not constitute an additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. A failure to furnish a valid TIN may subject any investor to penalties imposed by the IRS.

  Dividends and distributions are generally subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

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                                  PERFORMANCE
--------------------------------------------------------------------------------

  From time to time a Fund may present the "yield" and "total return" of its shares in advertisements, sales literature and in reports to shareholders. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The yield on shares of a Fund will be calculated by dividing the net investment income per share during a recent 30-day (or one month) period by the maximum public offering price per share of the Fund on the last day of that period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. The "total return" of shares may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on shares over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of the stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

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  Investors may also judge, and KeyFunds may at times advertise, the performance of the Funds by comparing any such Fund's performance to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about a Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.


  Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide for an agreed-upon or guaranteed fixed yield for a stated period of time.


  Additional information regarding the performance of each of the Funds is included in the SAI and in the Funds' annual and semi-annual reports, which are available free of charge by calling 800-KEY-FUND.


  See "Performance Information" in the SAI for further information.

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                          DESCRIPTION OF COMMON STOCK
--------------------------------------------------------------------------------

  The Company is an open-end, series investment company, incorporated under Maryland law on May 26, 1983. Pursuant to the Articles of Incorporation, the Board of Directors may authorize the creation of additional series of shares. Pursuant to such authority, the Board of Directors has authorized the issuance of nine series of shares, each representing shares in one of nine separate Funds. The par value of the shares of each of the Funds is $.01 per share. The assets of each Fund are segregated and separately managed and a shareholder's interest is in the assets and earnings of the Fund in which he or she holds shares. Each share of a Fund represents an equal proportionate interest in that portfolio with each other share of the same series. In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective Funds, of any general assets not belonging to any particular portfolio that are available for distribution. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by portfolio except as otherwise required by the 1940 Act or Maryland law. It is anticipated that the Company will not hold annual shareholder meetings except when required to do so by the 1940 Act or Maryland law.


  As of March 3, 1997, Key Trust, a bank chartered under the laws of the United States, owned shares, on behalf of its clients, of the SBSF Capital Growth
Fund such that it may be presumed to "control" the Fund as that term is defined in the 1940 Act.


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                   CUSTODIAN, TRANSFER AGENT, SERVICING AGENT

                         AND DIVIDEND DISBURSING AGENT
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  Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114, is the Custodian for the Funds' cash and securities ("Key Trust" or the "Custodian"). Key Trust does not assist in any way, and is not responsible for, investment decisions involving assets of the Funds. Key Trust is a subsidiary of KeyCorp and an affiliate of the Adviser and receives compensation from the Funds for the services it per-

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forms as Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, the Funds' Transfer Agent, subcontracts the performance of certain required services to Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, MA 02171, which acts as the Dividend Disbursing Agent and Servicing Agent for the Funds and receives a fee for these services.


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                              SHAREHOLDER REPORTS
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  The Funds will prepare and send to shareholders unaudited semi-annual and audited annual reports (the "Reports") which will include a list of investment securities held by each of the Funds. In addition, shareholders of the Funds will receive periodic cumulative account statements for the calendar year. Shareholders also will receive periodic information summarizing their Fund's investment performance.



  The Funds intend to eliminate duplicate mailings of Reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Funds at the address listed below or by calling 800-KEY-FUND.



  Shareholder inquiries should be addressed to the Funds at KeyFunds, P.O. Box 8527, Boston, MA 02266-8527. Shareholders may also call the Funds at

800-KEY-FUND.


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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY KEYFUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY KEYFUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                       22
,

                                KEY MUTUAL FUNDS

                     INVESTMENT ADVISER & SUB-ADMINISTRATOR
                           Key Asset Management Inc.
                                With Offices at:

                               127 Public Square
                              Cleveland, OH 44114

                              45 Rockefeller Plaza
                               New York, NY 10111

                          DISTRIBUTOR & ADMINISTRATOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                                    COUNSEL
                            Morrison & Foerster LLP
                          2000 Pennsylvania Avenue, NW
                              Washington, DC 20006

                                KEY MUTUAL FUNDS

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                          1301 Avenue of the Americas
                               New York, NY 10019

                                   CUSTODIAN
                        Key Trust Company of Ohio, N.A.
                               127 Public Square
                              Cleveland, OH 44114

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                              225 Franklin Street
                                Boston, MA 02110

                                SERVICING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                                Quincy, MA 02171

                  The date of this Prospectus is April 1, 1997

                                KEY MUTUAL FUNDS
                                800-KEY-FUND(R)



PROSPECTUS
LOGO


Key Mutual Funds, formerly known as SBSF Funds, Inc., (the "Company") is a professionally managed, no-load, open end, series investment company currently consisting of several different portfolios, one of which is described in this Prospectus, the Key Stock Index Fund (the "Fund" or "Stock Index Fund"). The Fund is a separately managed diversified portfolio with its own investment objective and policies. The Fund has no sales loads, redemption fees or exchange fees.



Key Asset Management Inc. (the "Adviser" or "KAM") serves as investment adviser to the Fund. KAM is a wholly owned subsidiary of KeyBank National Association and an indirect wholly owned subsidiary of KeyCorp. As of December 31, 1996, the Adviser and its affiliates managed approximately $51 billion for numerous individuals and institutional clients. The Fund was created to provide informed investors with experienced, professional investment management and personal service.



KEY STOCK INDEX FUND -- The investment objective of the Key Stock Index Fund is to seek to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index"). Under normal market conditions, the Fund will attempt to duplicate the capital performance and dividend income of the S&P 500 Index by investing primarily in the stocks which comprise the S&P 500 Index and secondarily in stock index futures, while minimizing transaction costs.



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, KAM, ANY KEYCORP BANK, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information ("SAI") dated April 1, 1997, as supplemented from time to time, which is incorporated herein by reference and is available without charge upon request by writing to Key Mutual Funds ("KeyFunds") at P.O. Box 8527, Boston, MA 02266 or calling the Fund at 800-KEY-FUND or 800-539-3863. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and the SAI and other information regarding registrants that file electronically with the SEC.


Investors are advised to read and retain this Prospectus for future reference.

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  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
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                 The date of this Prospectus is April 1, 1997.

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                               TABLE OF CONTENTS
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Fund Expenses....................................    1

Financial Information Summary....................    3

Investment Objective and Policies................    4
Management of the Fund...........................    9

Expenses.........................................   11

Determination of Net Asset Value.................   11
Purchasing Shares................................   12
The Systematic Investment Plan...................   14
The Systematic Withdrawal Plan...................   14
Redeeming Shares.................................   14

Exchanging Shares................................   16

Investing For Retirement.........................   17
Dividends and Distributions......................   17
Federal Income Taxes.............................   18
Performance......................................   19
Description of Common Stock......................   19

Custodian, Transfer Agent, Servicing Agent and
  Dividend Disbursing Agent......................   20

Shareholder Reports..............................   20

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                                 FUND EXPENSES
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  EXPENSES ARE ONE OF SEVERAL FACTORS TO CONSIDER WHEN INVESTING IN THE FUND. THE FOLLOWING TABLE SUMMARIZES SHAREHOLDER TRANSACTION EXPENSES AND ESTIMATED ANNUAL FUND OPERATING EXPENSES FOR THE FUND.



                                                                                                   KEY STOCK
                                                                                                   INDEX FUND
                                                                                                   ----------
Shareholder Transaction Expenses:(1)
  Maximum sales load imposed on purchases.....................................................        None
  Maximum sales load imposed on reinvested dividends..........................................        None
  Maximum deferred sales load.................................................................        None
  Redemption Fees.............................................................................        None
  Exchange Fees...............................................................................        None
Annual Fund Operating Expenses After Waivers and Reimbursements (as a percentage of average daily net assets):
  Management Fees (2).........................................................................           0%
  Other Expenses(3)...........................................................................           0%
                                                                                                     -----
  Total Fund Operating Expenses(3)............................................................           0%
                                                                                                     =====






(1) Investors may be charged a fee if orders are placed through a broker or agent, including affiliated banks and non-bank affiliates of KAM and KeyCorp. See "Purchasing Shares."



(2) These fees have been voluntarily waived or expenses reimbursed. Without this waiver, the Management Fee payable by the Stock Index Fund would be .10% of the average daily net assets of the Fund.



(3) "Other Expenses" include such expenses as administration fees, custodial and transfer agent fees, and audit, legal and other business expenses. For the current fiscal year, it is expected that, absent waivers, the "Other Expenses" for the Fund would be 1.51% and Total Fund Operating Expenses would be 1.61%.


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  The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly ("Shareholder Transaction Expenses") and indirectly ("Annual Fund Operating Expenses"). For a more complete description of the Fund's operating expenses, see "Expenses." The Adviser and/or the Fund's administrator may, from time to time, waive fees due from the Fund or reimburse expenses paid by the Fund in order to enhance the Fund's performance. For further information, see the Fund's Annual Report which is available upon request and without charge by writing to the Fund or by calling the Fund at 800-KEY-FUND.


                                                                     [Continued]

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                             FUND EXPENSES [CONT.]
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THE FOLLOWING EXAMPLE IS DESIGNED TO HELP YOU UNDERSTAND THE VARIOUS COSTS YOU WILL BEAR, DIRECTLY AND INDIRECTLY, AS AN INVESTOR IN THE FUND.


EXAMPLE:
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) full redemption at the end of each time period:


                                                                                                   KEY STOCK
                                                                                                   INDEX FUND
                                                                                                   ----------

1 Year.................................................................................                $0
3 Years................................................................................                 0


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%. YOU WOULD PAY THE SAME AMOUNT OF EXPENSES ON THE SAME INVESTMENT ASSUMING NO REDEMPTION AT THE END OF EACH TIME PERIOD.

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                         FINANCIAL INFORMATION SUMMARY
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       FINANCIAL HIGHLIGHTS (for a share outstanding throughout the period). The following information has been audited by Price Waterhouse LLP, the former independent accountants to the Stock Index Fund. Their unqualified report on the period from commencement of operations on July 1, 1996, through November 30, 1996, is contained in the Stock Index Fund's Annual Report and should be read in conjunction with the financial statements and attached notes.



       The Annual Report of the Stock Index Fund, which is incorporated by reference into the SAI, includes a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Stock Index Fund's Annual Report is available without charge by calling 800-KEY-FUND. See "Management of the Fund" for a discussion of the waiver of Advisory and Administration fees.



                                                                                               KEY STOCK
                                                                                               INDEX FUND
                                                                                               ----------
                                                                                                FOR THE
                                                                                                 PERIOD
                                                                                                 ENDED
                                                                                                NOVEMBER
                                                                                                  30,
                                                                                                1996(1)
                                                                                               ----------
NET ASSET VALUE, BEGINNING OF PERIOD................................................            $  10.00
Investment Activities:
  Net investment income.............................................................                0.11
  Net realized and unrealized gain/(losses) on investments and futures..............                1.11
                                                                                                 -------
      Total from Investment Activities..............................................                1.22
Distributions:
  Net investment income.............................................................               (0.06)
                                                                                                 -------
NET ASSET VALUE, END OF PERIOD......................................................            $  11.16
Total Return........................................................................               12.29%(2)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000).....................................................            $ 15,924
Ratio of expenses to average net assets.............................................                0.00%(3)
Ratio of net investment income to average net assets................................                3.33%(3)
Ratio of expenses to average net assets(4)..........................................                3.27%(3)
Ratio of net investment income to average net assets(4).............................                0.06%(3)
Portfolio Turnover..................................................................                0.60%(2)
Average Commission Rate per share...................................................            $   0.0166
                                                                                                ===========

---------------

(1) For the period from July 1, 1996 (commencement of operations) through November 30, 1996.

(2) Not annualized.

(3) Annualized.

(4) During the period, all fees were voluntarily waived and all expenses were reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

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                       INVESTMENT OBJECTIVE AND POLICIES

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  The investment objective of the Stock Index Fund is to seek to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index" or the "Index")(1).


  Under normal market conditions, the Stock Index Fund will attempt to duplicate the capital performance and dividend income of the S&P 500 Index by investing primarily in the stocks which comprise the S&P 500 Index and secondarily in stock index futures, while minimizing transaction costs. The S&P 500 Index is composed of 500 common stocks chosen on the basis of market value and industry diversification. While most issuers are among the 500 largest U.S. companies in terms of aggregate market value, some other stocks are included for purposes of diversification. The Stock Index Fund attempts to duplicate the investment results of the S&P 500 Index before fees and expenses, essentially by replicating the capitalization-weighted composition of the Index. No attempt is made to manage the Stock Index Fund in the traditional sense using economic, financial and market analysis. The Stock Index Fund may, from time to time, omit or limit holdings of certain stocks in the Index due to their illiquidity or other factors, such as bankruptcy or insolvency. The Stock Index Fund may compensate for these omissions or limitations by purchasing stocks not included in the Index that are similar to those omitted or limited if KAM believes those purchases will reduce "tracking error" (the difference between the Stock Index Fund's investment results (before expenses) and that of the Index). To minimize tracking error, when the Stock Index Fund does not hold all stocks in the Index in proportion to their Index weighting, KAM may use statistical analyses in selecting stocks. As described further in "Futures Contracts," stock index futures contracts may also be used to minimize tracking error. In connection with engaging in futures transactions, the Stock Index Fund may hold cash, cash equivalents and/or U.S. Government Securities. See "Futures Contracts" in this Prospectus and in the SAI.



  It is a reasonable expectation that there will be a close correlation between the Stock Index Fund's performance and that of the S&P 500 Index in both rising and falling markets. In this connection, KAM monitors the Stock Index Fund's performance correlation to the S&P 500 Index and adjusts the portfolio to the extent necessary to enable the Stock Index Fund to achieve a correlation to the S&P 500 Index of at least 0.95, on an annual basis, without taking into account the Fund's operating expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Stock Index Fund, including the value of its dividend and capital gain distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Stock Index Fund's ability to track the S&P 500 Index, however, may be affected by, among other things, transaction costs, changes in either the composition of the S&P 500 Index or number of shares outstanding for the components of the S&P 500 Index, and the timing and amount of shareholder purchases and redemptions. The Board of Directors of the Company (the "Board" or the "Directors") periodically reviews the Stock Index Fund's investment performance, before fees and expenses, as compared to the S&P 500 Index. The Board reviews discrepancies in performance for reasonableness, taking into account the size of the Stock Index Fund's portfolio and net cash flows, and any corrective actions deemed necessary will be taken to avert excessive discrepancies in the future. There can, however, be no assurance that the Stock Index Fund will achieve its investment objective.


  Because of the Stock Index Fund's objective, securities may be purchased, retained and sold by the Stock Index Fund when such transactions would not be consistent with traditional investment criteria. Adverse performance will ordinarily not result in the elimination of a stock from the Stock Index Fund's portfolio. The Stock Index Fund will remain fully invested in common stocks even when stock prices are generally falling. Accordingly, an investor is exposed to a greater risk of loss from fluctuations in the value of the overall securities market than would be the case if the Stock Index Fund reduced its exposure to such market conditions. In addition, the share price of the Stock Index Fund is expected to fluctuate, and investors should be able to sustain sudden and sometimes substantial fluctuations in the value of their investment. Brokerage costs, fees, operating expenses and tracking error will cause the Stock Index Fund's total return to be lower than that of the S&P 500 Index.

---------------

(1) Standard & Poor's 500 is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Stock Index Fund.

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  The Stock Index Fund may utilize stock index options and stock index futures contracts and options on stock index futures contracts to a limited extent. Options, futures contracts, and options on futures contracts may be used for several reasons: to maintain cash reserves while effectively remaining fully invested, to facilitate trading, or to reduce transaction costs. The Stock Index Fund may enter into options and futures contracts only to the extent that total obligations under such contracts or transactions at the time of purchase represent not more than 33 1/3% of the Stock Index Fund's total assets.

  The Stock Index Fund will attempt to be fully invested at all times, and in any event, at least 80% of its total assets will be invested in stocks or derivative securities (options, futures or options on futures).

  The Stock Index Fund may also invest temporarily in certain short-term obligations. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. The Stock Index Fund may also borrow money for temporary or emergency purposes and purchase securities on a when-issued or delayed-delivery basis.




PERMISSIBLE INVESTMENTS AND ASSOCIATED RISKS.


  In addition to the investments previously described, under normal market conditions, the Stock Index Fund may, with certain exceptions, invest up to 20% of its total assets in preferred stocks, investment-grade corporate bonds and notes, warrants, and high quality short-term debt obligations (including variable amount master demand notes), bankers' acceptances, certificates of deposit, commercial paper, repurchase agreements, reverse repurchase agreements, obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. To the extent that a significant portion of the assets of the Fund are invested in such securities, the Fund's tracking error relative to its benchmark index may increase.



  Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. Because the Fund invests primarily in equity securities, which fluctuate in value, the Fund's shares will fluctuate in value.



  Short-Term Obligations. Under normal market conditions the Fund will be predominantly invested in equity securities; however, there may be times when, in the opinion of KAM, market conditions warrant that, for temporary defensive purposes, the Fund may hold more than 20% of its total assets in short-term obligations. To the extent that the Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include investment grade liquid debt securities such as commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and United States Treasury bills. Bankers' acceptances are instruments of United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity. In addition, the Fund's holdings of short-term debt obligations, including commercial paper and other short-term instruments, may exceed 20% of the Fund's assets to the extent that the Fund is required to cover positions in futures contracts or other derivatives. Also see "Repurchase Agreements."



  Investment Grade Securities. The Fund may invest in obligations which are rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") (i.e., are investment grade) or, if unrated, which KAM determines to be of comparable quality. Securities rated in the lowest investment grade category have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the debt issuer to make principal and interest payments than is the case with higher grade debt securities. The applicable securities ratings are described in Appendix A to the SAI.






  Options. The Stock Index Fund may engage in writing covered call options on securities and indexes from time to time. A call option on a security is a short-term contract which gives the purchaser the right to buy from the seller of the option the underlying security at a specified price during the term of the option. A call option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Stock Index Fund will write only covered call options. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will either own the underlying securities subject to the call, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the call written.

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  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.


  Futures Contracts. The Fund may enter into stock index futures contracts. In addition, the Fund may purchase or sell options on any futures contracts in which it may invest and may engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Stock Index Fund will use stock index futures contracts as a temporary substitute for taking positions in the securities that comprise the S&P 500 Index.



  The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract, upon the exercise of the option, at any time during the option period.



  Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets (other than in connection with bona fide hedging purposes), and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 33 1/3% of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.



  Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against exchange rates and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.





  Zero Coupon Bonds. The Stock Index Fund is permitted to purchase both zero coupon U.S. government securities and zero coupon corporate securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest periodically. The amount of price fluctuation tends to increase as maturity of the security increases.

  Receipts. In addition to bills, notes and bonds issued by the U.S. Treasury, the Stock Index Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

  STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater fluctuations in value due to changes in interest rates than interest-

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paying U.S. Treasury obligations. The Stock Index Fund will limit its investment in such instruments to 20% of its total assets.


  Securities Lending. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive collateral equal to 100% of the securities' value plus any interest due in the form of cash or U.S. Government securities, which collateral must be marked to market daily by KAM. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate loans and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which KAM has determined are creditworthy under guidelines established by the Board. The Fund intends to limit its securities lending to 33 1/3% of its total assets.



  When-Issued Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.



  Variable and Floating Rate Securities. The Stock Index Fund may purchase variable and floating rate notes with ratings within the four highest rating categories assigned by an NRSRO or, if unrated, which KAM deems to be of comparable quality. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may be subject to a floor or ceiling. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. There may be no active secondary market with respect to a particular variable or floating rate note. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other illiquid securities held by the Fund, does not exceed 15% of the Fund's net assets unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand therefor. These securities are included among those which are sometimes referred to as "derivative securities".



  Repurchase Agreements. The Fund may engage in repurchase agreement transactions. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund.



  Reverse Repurchase Agreements. The Stock Index Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided that the total amount of any such borrowing (including amounts committed to delayed delivery and when-issued securities transactions) does not exceed 33 1/3% of the Fund's total assets. Pursuant to a reverse repurchase agreement, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest); the collateral will be marked to market on a daily basis,

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and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the staff of the SEC to be borrowings by the Fund under the Investment Company Act of 1940, as amended ("1940 Act").



  Investment Company Securities. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the voting securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Such investments may include investments in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are shares of a unit investment trust structured to provide investment results that generally correspond to the performance of the S&P 500. Pursuant to an exemptive order issued by the SEC, the Fund may invest in the money market funds of other investment companies advised by KAM or its affiliates. KAM will waive its fee attributable to the Fund's assets invested in a money market fund that it advises, and, to the extent required by law, KAM will waive investment advisory fees as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent advisory fees are not waived by KAM.



  Private Placement Investments. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). The Fund may also invest in privately issued securities which may be resold in accordance with Rule 144A under the 1933 Act as well as other privately issued securities. Section 4(2) commercial paper is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction or pursuant to registration under the 1933 Act. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors are liquid. The Adviser intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including, among others, Section 4(2) commercial paper and Rule 144A securities, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. This restriction states that the Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.



  The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a position of the staff of the SEC set forth in the adopting release for Rule 144A under the 1933 Act. Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Company believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors consider the following criteria, among others, in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. Delay or difficulty in selling private placement investments may result in a loss to the Fund.


INVESTMENT RISKS


  The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. Shareholders of the Fund should, therefore, expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund and the value of an investment in the Fund may increase or decrease.



  The equity securities held by the Fund are subject to equity market risk. Equity market risk is the risk that stock prices will fluctuate or decline over short or even extended periods. The debt instruments held by the Fund are subject to credit and interest rate risk. Credit

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risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of debt instruments in which the Fund invests and hence the value of your investment in a Fund.



  The value of the Fund's investments in fixed-income securities will typically change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the value of fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes in the financial strength of an issuer or changes in the ratings of any particular security also may affect the value of these instruments.



  Certain investment management techniques which the Fund may use, such as the purchase and sale of futures and options, described earlier, may expose the Fund to special risks. These products may be used to adjust the risk and return characteristics of the Fund's portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, or other factors that affect security values, regardless of the issuer's credit risk. Regardless of whether the intent was to decrease risk or increase return, if market conditions do not perform consistently with expectations, use of these products may result in a loss. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater risk of loss than more traditional equity investments.






  In addition, investments in the Fund are not insured against loss of principal. No single Fund should be considered, by itself, to provide a complete investment program for any investor.



  NOTE: The SAI contains information about certain investment practices and portfolio securities of the Fund. The SAI also contains information about investment restrictions designed to reduce the risk of an investment in the Fund.


OTHER INFORMATION


  The investment objective of the Fund is not a fundamental policy which means it may be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the SAI). There can be no assurance that the Fund will achieve its investment objective. The investment policies of the Stock Index Fund may be changed without an affirmative vote of the holders of a majority of shares of the Fund unless (1) a policy is expressly stated to be a fundamental policy of the Fund or (2) a policy is expressly stated to be changeable only by such majority vote.





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                             MANAGEMENT OF THE FUND
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DIRECTORS AND OFFICERS


  The Directors, in addition to reviewing the actions of the Fund's Adviser, Administrator, and Distributor, as described below, decide upon matters of general policy. The Company's officers conduct and supervise the daily business operations of the Fund. The names, addresses and business affiliations of the Directors and officers of the Company are listed in the SAI.


THE INVESTMENT ADVISER


  The investment adviser to the Fund is Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation that is registered as an investment adviser with the SEC. The Adviser is a wholly owned subsidiary of KeyBank National Association which is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States.



  On February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp -- Spears, Benzak, Salomon & Farrell, Inc. ("Spears"), KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers"), Society Asset Management, Inc. ("SAM"), and Applied Technology Investments, Inc. ("ATI"), each of which was a registered investment adviser with the SEC. Key Advisers, SAM, and ATI were merged with and into Spears, a New York corporation organized on February 22, 1972. Pursuant to the terms of the reorganization, Spears changed its name to Key Asset Management Inc. The Adviser and its affiliates managed approximately $51 billion as of December 31, 1996 for numerous clients, including large corporate and public retirement plans, Taft-Hartley plans, foun-

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dations and endowments, high net-worth individuals and mutual funds. The Adviser's offices are located at 127 Public Square, Cleveland, OH 44114 and 45 Rockefeller Plaza, New York, NY 10111. Prior to February 28, 1997, Key Advisers served as investment adviser to the Fund.



  Pursuant to the Fund's Investment Advisory Agreement, the Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of the Fund's investments, subject to the general supervision of the Board.



  The Investment Advisory Agreement also provides that KAM may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that KAM may render services through its own employees or through the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons that is managed by authorized officers of KAM. In addition, subject to the approval of the Board, Key Investments, Inc. ("KII") and/or Key Clearing Corporation ("KCC") may act as clearing broker for the Fund's securities transactions in accordance with procedures adopted by the Fund, and may receive commissions or fees from the Fund in connection with their services to the Fund. Both KII and KCC are wholly owned indirect subsidiaries of KeyCorp and affiliates of the Adviser.



  As compensation for the services rendered and related expenses borne by the Adviser under the Investment Advisory Agreement, the Stock Index Fund is obligated to pay the Adviser a fee, computed daily and payable monthly, equal to
 .10% per annum of the Fund's average daily net assets. For the period from commencement of operations on July 1, 1996 through the close of the Fund's fiscal year on November 30, 1996, all investment advisory fees incurred by the Stock Index Fund were waived by Key Advisers, the prior investment adviser to the Fund. KAM may periodically waive all or a portion of its advisory fees. The Adviser is obligated to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. For further information, see the SAI.


THE ADMINISTRATOR, DISTRIBUTOR AND FUND ACCOUNTANT


  BISYS Fund Services serves as the administrator for the Fund ("BISYS" or the "Administrator") pursuant to an Administration Agreement between the Company and BISYS. The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses incurred and services provided as Administrator, BISYS receives a fee from the Fund, computed daily and paid monthly, at an annual rate of .15% of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administration fee with respect to the Fund.



  BISYS also serves as the independent underwriter and distributor of the shares of the Fund ("BISYS" or the "Distributor"). Pursuant to the Distribution Agreement between the Company and BISYS, the Distributor is obligated to use its best efforts to sell shares of the Fund. In addition, under the Distribution Agreement, the Distributor may enter into agreements with selected dealers for the distribution of shares. KAM neither participates in nor is responsible for the underwriting of Fund shares.



  BISYS Fund Services, Inc. ("BISYS Inc.") provides the Fund with certain accounting services pursuant to a Fund Accounting Agreement with the Company and receives a fee for such services.



  The Distributor, at its expense, may also provide additional cash compensation to dealers in connection with sales of shares of the Fund. The maximum cash compensation payable by the Distributor is 0.25%, on an annual basis, of the net asset value of the shares of the Fund maintained by accounts of the dealer. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more KeyFunds and/or other dealer-sponsored special events including payment for travel expenses and lodging incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events); and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the afore-

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mentioned compensation is paid for by the Fund or its shareholders.



  Morrison & Foerster LLP, counsel to the Company and special counsel to KAM, has advised the Company and KAM that KAM and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial and administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any of such services, it is expected that new arrangements would be proposed or entered into with another entity or entities qualified to perform such services.


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                                    EXPENSES
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  Except as described under "Management of the Fund" and as explained below, the Fund bears the expenses directly applicable to it and a portion of the general administrative expenses, applicable to all the funds of KeyFunds, which may be allocated among the Funds in a manner believed to be fair and equitable. Expenses that are directly applicable to the Fund include expenses such as portfolio transaction costs, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, legal and auditing expenses directly incurred by the Fund, and charges of KAM, BISYS, BISYS Inc., the Custodian, the Transfer Agent and the Servicing Agent. General expenses which would be allocated include Directors' fees, general corporate legal and auditing expenses, state franchise taxes, costs of printing proxies, shareholder reports and prospectuses sent to existing shareholders, trade association fees, SEC fees, and accounting costs.






  The Adviser has agreed that if in any fiscal year the sum of expenses exceeds the limits set by applicable regulations of state securities commissions, the amounts payable by the Fund to KAM for the advisory fee for that year shall be reduced, subject to certain limitations. For further information see "Expenses, Distribution Plan and Shareholder Servicing Plan" in the SAI.


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                        DETERMINATION OF NET ASSET VALUE
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  The net asset value ("NAV") of the shares of the Stock Index Fund is determined as of the close of the New York Stock Exchange ("NYSE"), which is normally at 4:00 P.M. Eastern time, each Business Day (the "Valuation Time"). A "Business Day" is a day on which the NYSE is open for trading, and any day on which enough trading has occurred in the securities held by the Fund to materially affect the NAV. The NYSE will not be open in observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed, even if the Fund is open.



  In general, the Fund's net asset value is equal to the value of its securities, cash and other assets, less liabilities, divided by the number of shares outstanding. Securities traded on securities exchanges or the NASDAQ National Market are valued at the last sales price on the exchange where the security is primarily traded or, lacking any sales, at the mean between the most recent bid and asked quotation. Securities traded over-the-counter are valued at the mean between the most recent bid and asked price. Securities for which quotations are not readily available and any other assets are valued at fair value as determined in good faith by or under the supervision of the Board of Directors. The Fund values short-term debt instruments at market value except short-term debt instruments having a maturity of less than 60 days which are valued at amortized cost.

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  Generally, trading in corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board.


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                               PURCHASING SHARES
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  Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into selling or servicing agreements with KeyFunds or BISYS. An Investment Professional is a salesperson, financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets. Shares are also available to clients of bank trust departments who have qualified trust accounts. The minimum investment is $500 ($250 for Individual Retirement Accounts) for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums, features, requirements and fees. Your Investment Professional will provide this information to you.



  Shares of the Fund are sold at the net asset value per share (see "Determination of Net Asset Value") next determined after receipt and acceptance by Boston Financial Data Services, Inc., the Fund's servicing agent ("BFDS" or the "Servicing Agent"), or by any other authorized agent or sub-agent of the Fund, of an order to purchase shares. There are no front-end or contingent deferred sales charges.



  Purchases of shares will be effected only on a Business Day (as defined in "Determination of Net Asset Value") of the Fund. An order received and accepted prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on that Business Day. An order received and accepted after the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of the Fund. Generally, shares of the Fund begin accruing income dividends on the day they are purchased.


INVESTING DIRECTLY
BY MAIL:


  You may purchase shares by completing and signing an Account Application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) payable to KeyFunds in at least the minimum investment requirement to:



         KeyFunds

         P.O. Box 8527
         Boston, MA 02266-8527

  Subsequent purchases may be made in the same manner.

BY TELEPHONE:


  Subsequent purchases of shares of the Fund may be made by telephone if you have checked the Telephone Authorization box and supplied the necessary bank information on the Account Application. In order to complete your transaction by Automated Clearing House ("ACH") or wire, you should read the following sections.


BY ACH:


  If an Account Application has been previously received by the Servicing Agent the purchase amount can be transferred between the bank account designated and your fund account via ACH. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. The Fund may modify or terminate the telephone and/or ACH privilege at any time or charge a service fee upon notice to shareholders. No such fee is currently contemplated. If the designated bank account does not contain sufficient assets at the time your order is processed, the order may be canceled, and you could be held liable for resulting fees and/or losses. This service requires approximately 15 days to establish. Therefore, it may not

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be appropriate to request your initial purchase utilizing this method.



  You can reach our customer service representatives by calling 800-KEY-FUND. Our toll-free fax number is 800-529-2244. You can reach KeyFunds'
Telecommunication Device for the Deaf ("TDD") at 800-970-5296.


BY WIRE:


  If an Account Application has been previously received by the Servicing Agent, you may also purchase shares by wiring funds to: State Street Bank and Trust Co., ABA #011000028, For Credit to DDA Account #9905-201-1, For Further Credit to Account #(insert your account number, name and control number assigned by the Transfer Agent). The Transfer Agent does not charge a wire fee. PRIOR TO WIRING ANY FUNDS AND IN ORDER TO ENSURE THAT WIRE ORDERS ARE INVESTED PROMPTLY, YOU MUST CALL THE SERVICING AGENT AT 800-KEY-FUND.


INVESTING THROUGH INVESTMENT PROFESSIONALS OR A BANK TRUST DEPARTMENT


  Shares may be purchased by investors who designate an Investment Professional or a bank trust department through procedures established by the Servicing Agent in connection with requirements of qualified accounts maintained by or on behalf of certain persons by Investment Professionals and bank trust departments. With respect to such purchases, it is the responsibility of the Investment Professional or bank trust department to transmit purchase orders to the Servicing Agent and to deliver federal funds for purchase on a timely basis in order to receive that day's price. Your Investment Professional or bank trust department may charge additional fees in connection with purchases and redemptions of shares. Contact your Investment Professional or trust representative for complete information.



  The services rendered by your bank trust department, including affiliates of KAM, in the management of its accounts are not duplicative of any of the services for which KAM is compensated. The additional fees paid by clients of bank trust departments, their affiliates, or an Investment Professional should be considered in calculating the net yield on investment in the Fund, although such charges do not affect the Fund's dividends or distributions.


ADDITIONAL INVESTMENT REQUIREMENTS


  All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. All purchases made by check should be made payable to KeyFunds, or in the case of a retirement account, the custodian or trustee. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. KeyFunds and its servicing agents reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase may be canceled and you could be liable for any losses and/or fees incurred. Payment for purchase is expected at the time of the order. If payment is not received within three business days of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.



  You may initiate most transactions by telephone through your Investment Professional, bank trust department or directly. Note that KeyFunds and its agents will not be responsible for any losses resulting from unauthorized transactions if they follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information, or using personalized security codes. Your Investment Professional or the Servicing Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them. The Servicing Agent may reject any purchase order for the Fund's shares in its sole discretion.



  You will receive a periodic statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed on your Fund account statement. The Fund does not issue stock certificates for shares.



  Although the Fund continuously offers its shares for sale, the Fund reserves the right to reject any purchase request.

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                         THE SYSTEMATIC INVESTMENT PLAN
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  Under the Systematic Investment Plan, you may make regular systematic monthly, quarterly, semi-annual or annual purchases of shares of the Fund through automatic deductions from your bank account(s). Upon obtaining your authorization, KeyFunds' Servicing Agent will deduct the specified amount from your designated bank account, which will then be automatically invested in shares of the Fund at the net asset value next determined. Bank accounts will be debited on any Business Day from the 1st through the 28th of each month, as selected by the shareholder. You must first meet the Fund's initial investment requirement of $500 and are subject to a minimum subsequent investment of $25. For officers, trustees, directors and employees, including retired directors and employees, of KAM, Spears, KeyFunds, BISYS, KeyCorp and their affiliates, (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required.



  To participate in the Systematic Investment Plan, complete the appropriate section of the account application and attach a voided personal check with the bank's magnetic ink coding number across the front. If the bank account is jointly owned, all owners must sign. Account applications can be obtained by calling the Servicing Agent at 800-KEY-FUND. To change or discontinue existing Systematic Investment Plan instructions, submit a written request to or call the Servicing Agent at 800-KEY-FUND.


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                         THE SYSTEMATIC WITHDRAWAL PLAN
--------------------------------------------------------------------------------


  The Systematic Withdrawal Plan enables shareholders to make regular monthly, quarterly, semi-annual or annual redemptions of shares. With your authorization, the Servicing Agent will automatically redeem shares at the net asset value on the date of the withdrawal and have the proceeds transferred according to your written instructions. Fund accounts will be debited on any Business Day from the 1st through the 28th of each month.



  You can have checks sent from your Fund account directly to you, to your bank account or to a third person. If you opt to have the proceeds sent to your bank checking account, a voided personal check with the bank's magnetic coding number across the front must be attached to the account application. The proceeds will be transferred between your Fund account and the bank account via ACH. If the bank checking account is jointly owned, all owners must sign the application.


  To participate in the Systematic Withdrawal Plan, the required minimum balance is $5,000 per Fund. The required minimum withdrawal is $25.


  To participate in the Systematic Withdrawal Plan, call 800-KEY-FUND for more information. Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed dividend and capital gain distributions earned on Fund shares, the Fund account may eventually be depleted. Your account cannot be closed automatically by depleting assets through the Systematic Withdrawal Plan. Purchases of additional shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities. The Systematic Withdrawal Plan is not necessarily appropriate for use in conjunction with the Systematic Investment Plan. To change or terminate Systematic Withdrawal Plan instructions, submit a written request to, or call the Servicing Agent at 800-KEY-FUND. The Systematic Withdrawal Plan may be modified or terminated at any time without notice.



  If the amount of the automatic withdrawal exceeds the income accrued for the period, the principal balance invested will be reduced as shares are redeemed.


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                                REDEEMING SHARES
--------------------------------------------------------------------------------


  Shares may ordinarily be redeemed by mail, wire or telephone. However, all or part of your shares may be redeemed in accordance with instructions and limitations pertaining to your account with an Investment Professional. For example, if you have agreed with an Investment Professional to maintain a minimum balance in your account with the Investment Professional, and the balance in that account falls below that mini-

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mum, you may be obligated to redeem, or the Investment Professional may redeem for you and on your behalf, part or all of your shares.


BY MAIL:

  In order to redeem shares by mail, send a written request to:


         KeyFunds

         P.O. Box 8527
         Boston, MA 02266-8527


  The Servicing Agent may require a signature guarantee by an eligible guarantor institution. A signature guarantee is designed to protect you, the Fund, and your and the Fund's agents from fraud. A written redemption request requires a signature guarantee for redemptions of more than $10,000 worth of shares; if your Fund account registration has changed within the last 15 days; if the check is not being mailed to the address on your account; if the check is not being made payable to the account owner; or if the redemption proceeds are being transferred to another account within KeyFunds or The Victory Portfolios with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. The Servicing Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or
(3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.


BY TELEPHONE:

  Arrangements for the payment of redemption proceeds may be made by telephone if you have checked the Telephone Authorization box and supplied the necessary bank information on the Fund's Account Application. Proceeds may be wired to a domestic financial institution, sent via ACH, mailed to the address of record, or mailed to a previously designated alternate address. If you select the ACH method, only a bank account maintained in a domestic financial institution which is an ACH member may be so designated.


  It is not necessary to confirm telephone redemption requests in writing. If you did not originally select the telephone authorization privilege, you must provide written instructions as well as a signature guarantee to the Servicing Agent to add this feature. Neither KeyFunds nor its service agents will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with KeyFunds' telephone redemption procedures and pursuant to instructions reasonably believed to be genuine. KeyFunds will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include, but are not limited to, recording of phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds to the address of record, a previously designated bank account or alternate address. For telephone redemptions, call the Servicing Agent at 800-KEY-FUND. If you are unable to reach the Servicing Agent by telephone (for example, during a time of unusual market activity), consider placing your order by mail directly to the Servicing Agent.


ADDITIONAL REDEMPTION INFORMATION


  Redemption orders are effected at the net asset value per share next determined after the shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of shares in the Fund may be more or less than the amount invested. Payment to shareholders for shares redeemed generally will be made within three Business Days after receipt by the Servicing Agent of the request for redemption in proper form.



  At various times, KeyFunds may be requested to redeem shares of a Fund for which good payment has not yet been received. In such circumstances, KeyFunds may delay the forwarding of proceeds for 15 days or more without interest to the shareholder until payment has been collected for the purchase of such shares. KeyFunds intend to pay cash for all shares redeemed.



  Due to the relatively high cost of handling small investments, KeyFunds reserves the right to redeem, at net asset value, shares in your account if, because of redemptions of shares by you or on your behalf, your account with respect to a Fund has a value of less than

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$500 (except with respect to officers, trustees, directors and employees, including retired directors and employees, of KAM, KeyFunds, BISYS, KeyCorp and their affiliates, (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). IRA and Keogh accounts are exempt from this mandatory redemption. Before KeyFunds exercises the right to redeem such shares and to send the proceeds to you, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $500, if applicable.



  KeyFunds reserves the right to reject any order for the purchase of its shares in whole or in part.



  KeyFunds may suspend the right of redemption during any period when (a) trading on the NYSE is restricted as determined by the SEC or such Exchange is closed, other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension or postponement; or (c) an emergency exists, as defined by rules of the SEC, making disposal of portfolio securities or determination of the value of assets of the Fund not reasonably practicable. In case of a suspension of the right of redemption, the request for redemption may be withdrawn by the shareholder, or payment will be received at the net asset value next determined after the suspension has been terminated.


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                               EXCHANGING SHARES

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  Shares of the Fund may be exchanged for shares of any fund of KeyFunds. You may also exchange shares of the Fund for shares of a fund in the Victory Portfolios (each a "Victory Fund") that are not subject to either a front-end or a contingent deferred sales charge. In addition, shareholders of KeyFunds who qualify for a waiver of a front-end sales charge otherwise applicable to a purchase of shares of a Victory Fund may exchange their shares of the Fund for shares of such a Victory Fund. Shares of the Fund may also be exchanged for Key Class shares of a Victory Fund, when and if such shares become available. Exchanges will be made on the basis of the relative net asset value of the shares of the respective Funds. To exchange shares, several conditions must be met:



1. Shares of the fund you want to buy must be available for sale in your state of residence.



2. The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.



3. You must have held the shares you bought when you established your account for at least 7 days before you can exchange them; after the account has been open 7 days, you can exchange shares on any day that is a Business Day for all funds involved in an exchange.


4. You must meet the minimum purchase requirements for the fund you purchase by exchange.

5. The registration and tax identification numbers of the two accounts must be identical.

6. BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.


  Telephone exchange requests may be made either by calling your Investment Professional or the Servicing Agent at 800-KEY-FUND prior to Valuation Time on any Business Day. (See "Determination of Net Asset Value.")


  Exchanges of shares involve a redemption of the shares exchanged and a purchase of shares acquired.

  There are certain exchange policies you should be aware of:


 - Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Servicing Agent receives an exchange request by Valuation Time (normally 4:00 p.m. Eastern time for non-money market funds) that is in proper form, but the Fund reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.



 - KeyFunds may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.



 - If the Servicing Agent cannot exchange all the shares you request because of a restriction cited

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   above, only the shares eligible for exchange will be exchanged.


 - An exchange may produce a gain or loss for tax purposes.


  See "Redeeming Shares -- By Telephone" for a discussion of certain limitations on the liability of the Fund and the Transfer Agent in connection with unauthorized telephone transactions.


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                            INVESTING FOR RETIREMENT
--------------------------------------------------------------------------------


  You may wish to invest in KeyFunds in connection with Individual Retirement Accounts (IRAs) and other retirement plans such as Simplified Employee Pension Plans (SEP/IRA), Salary Reduction Simplified Employee Pension Plans (SAR-SEP/IRA), Savings Incentive Match Plans for Employees (SIMPLE Plans), 401(k) Plans, and 403(b) Plans. For more information about investing in KeyFunds through tax-deferred accounts, call 800-KEY-FUND.


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                          DIVIDENDS AND DISTRIBUTIONS
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  The Fund distributes to shareholders substantially all of its net investment income and any net realized capital gains resulting from sales of portfolio securities.



  The Stock Index Fund declares and pays dividends, equal to its net investment income, each calendar quarter. Realized capital gains, if any, are paid annually.


DISTRIBUTION OPTIONS

  When you fill out your Account Application, you can specify how you want to receive your dividend distributions. Currently, there are five available options:


1. REINVESTMENT OPTION. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. Income and capital gain distributions will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your Account Application, you will be assigned this option.



2. CASH OPTION. You will receive a check for each dividend and/or capital gain distribution, if any. Distribution checks will be mailed no later than 7 days after the distribution payment date which may be more than 7 days after the record date.



3. INCOME EARNED OPTION. You will have your capital gain distributions, if any, reinvested automatically in the Fund at the net asset value as of the day after the record date, and have your dividends paid in cash.



4. DIRECTED DIVIDENDS OPTION. You will have dividends and/or capital gain distributions automatically reinvested in shares of another Key Mutual Fund, in shares of a Victory Fund or in Key Class shares of a Victory Fund, when and if such shares become available, as you have designated. Shares will be purchased at the NAV as of the day after the record date. If you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price (i.e., subject to the applicable sales charge). Similarly, if you are reinvesting dividends of a fund which does not impose a contingent deferred sales charge upon redemption in shares of a fund which does impose such a charge, a contingent deferred sales charge may be imposed on the redemption of the shares acquired with reinvested dividends. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.



5. DIRECTED BANK ACCOUNT OPTION. You will have your dividends and/or capital gain distributions, automatically transferred to your bank checking or savings account. The amount will be determined on the record date and will normally be transferred to your account within 7 days of the record date. Distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Servicing Agent to learn more about this option.



  Any election or revocation of any of the above dividend and distribution options may be made in writing

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to the Fund and sent to KeyFunds, P.O. Box 8527, Boston, MA 02266-8527, or by calling the Servicing Agent at 800-KEY-FUND, and will become effective with respect to dividends having record dates after receipt of the Account Application or request by the Servicing Agent.



  Reinvested dividend or capital gain distributions receive the same tax treatment as dividend or capital gain distributions paid in cash.


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                              FEDERAL INCOME TAXES
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  The Fund has qualified and intends to continue to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a regulated investment company so long as it is in the best interest of its shareholders to do so. This qualification relieves the Fund (but not its shareholders) from paying Federal income tax on income which is currently distributed to shareholders, assuming certain distribution requirements are met; it also permits net capital gains of the Fund (i.e., the excess of net long-term capital gain over net short-term capital loss) to be treated as long-term capital gains of the shareholders, regardless of how long shares in the Fund are held. Under the Tax Reform Act of 1986, a nondeductible 4% excise tax may be imposed on the Fund to the extent the Fund does not meet certain distribution requirements by the end of each calendar year.


  Dividend distributions to shareholders from net investment income or net short-term capital gain (i.e., the excess of short-term capital gain over net long-term capital loss) are treated as ordinary income for federal income tax purposes whether such distributions are taken in cash or reinvested in additional shares.


  Dividends paid by the Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that the Fund's income is derived from certain dividends received from domestic corporations. In order to qualify for the dividends received deduction, a corporate shareholder of the Fund must hold the Fund shares paying the dividend upon which such deduction is based for at least 46 days.



  Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of the Fund are taxable to shareholders as long-term capital gains whether such distributions are taken in cash or reinvested in additional shares, and regardless of how long shares of the Fund have been held. Capital gain distributions are not eligible for the dividends received deduction.


  Dividends and capital gain distributions have the effect of reducing the NAV per share by the amount distributed. Although a distribution paid to you on newly issued or acquired Fund shares shortly after your purchase would represent, in substance, a return of your capital, the distribution would consist of net investment income, and therefore be taxable to you.

  Any gain or loss realized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year. Notwithstanding the above, any loss realized by a shareholder upon the sale of shares in a Fund held six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder.


  The Company will mail a tax statement with the amount and nature of dividends and capital gain distributions in January of the following year. You should keep all statements you receive to assist you in your record keeping. The Company is required to withhold, subject to certain exemptions, at the rate of 31% on dividends paid and redemption proceeds (and deemed proceeds from exchanges) paid or credited to individual shareholders if a correct Taxpayer Identification Number ("TIN"), certified when required, is not on file with the Company or Servicing Agent. In connection with this withholding requirement, you will be asked to certify on your account application that the social security number or TIN you provide is correct and that you are not subject to 31% backup withholding for previous under-reporting to the Internal Revenue Service ("IRS"). Moreover, failure to furnish a certified TIN to the Company could subject an investor to penalties imposed by the IRS.



  Dividends and distributions are generally subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.



  For additional tax-related information, see "Federal Income Taxes" in the SAI.

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                                  PERFORMANCE
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  From time to time the Fund may advertise the "yield" and "total return" of its shares in advertisements, sales literature and reports to shareholders. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The yield on shares of the Fund will be calculated by dividing the net investment income per share during a recent 30-day (or one month) period by the maximum public offering price per share of the Fund on the last day of that period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. The "total return" of shares may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on shares over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of the stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.



  Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide for an agreed-upon or guaranteed fixed yield for a stated period of time. The Fund's annual report contains additional performance information and is available without charge upon request.



  Additional information regarding the performance of the Fund is included in the SAI and in the Fund's annual and semi-annual reports, which are available free of charge by calling 800-KEY-FUND.



  See "Performance Information" in the SAI for further information.


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                          DESCRIPTION OF COMMON STOCK
--------------------------------------------------------------------------------


  The Company is an open-end, series investment company, incorporated under Maryland law on May 26, 1983. Pursuant to the Articles of Incorporation, the Board of Directors may authorize the creation of additional series of shares. Pursuant to such authority, the Board of Directors has authorized the issuance of nine series of shares, each representing shares in one of nine separate funds. The par value of the shares of the Fund is $.01 per share. The assets of the Fund are segregated and separately managed and a shareholder's interest is in the assets and earnings of the Fund in which the shares are held. Each share of a Fund represents an equal proportionate interest in that portfolio with each other share of the same series. In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective Fund, of any general assets not belonging to any particular portfolio that are available for distribution. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by portfolio except as otherwise required by the 1940 Act or Maryland law. It is anticipated that the Company will not hold annual shareholder meetings except when required to do so by the 1940 Act or Maryland law.



  As of March 14, 1997, KeyCorp 401(k) Plan owned shares of the Fund such that it may be presumed to "control" the Fund as that term is defined in the 1940 Act.

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                  CUSTODIAN, TRANSFER AGENT, SERVICING AGENT,
                         AND DIVIDEND DISBURSING AGENT

--------------------------------------------------------------------------------


  Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114, is the Custodian for the Fund's cash and securities ("Key Trust" or the "Custodian"). Key Trust does not assist in any way, and is not responsible for, investment decisions involving assets of the Fund. Key Trust is a subsidiary of KeyCorp and an affiliate of the Adviser and receives compensation from the Fund for the services it performs as custodian.



  State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110-2875, the Transfer Agent, subcontracts the performance of certain required services to Boston Financial Data Services, Inc., at Two Heritage Drive, Quincy, MA 02171. BFDS acts as Dividend Disbursing Agent and Servicing Agent for the Fund, and receives a fee for these services.


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                              SHAREHOLDER REPORTS
--------------------------------------------------------------------------------


  The Fund will prepare and send to shareholders unaudited semi-annual and audited annual reports (the "Reports") which will include a list of investment securities held by the Fund. In addition, shareholders of the Fund will receive periodic cumulative account statements for the calendar year. Shareholders also will receive periodic information summarizing the Fund's investment performance.



  The Fund intends to eliminate duplicate mailings of Reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Reports at no cost by writing to the Fund at the address listed below or by calling 800-KEY-FUND.



  Shareholder inquiries should be addressed to the Fund at KeyFunds, P.O. Box 8527, Boston, MA 02266-8527. Shareholders may also call the Fund at 800-KEY-FUND.


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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY KEYFUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY KEYFUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                KEY MUTUAL FUNDS

                               INVESTMENT ADVISER
                           Key Asset Management Inc.
                                With Offices at:

                               127 Public Square
                              Cleveland, OH 44114

                              45 Rockefeller Plaza
                               New York, NY 10111

                          DISTRIBUTOR & ADMINISTRATOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                                    COUNSEL
                            Morrison & Foerster LLP
                          2000 Pennsylvania Avenue, NW
                              Washington, DC 20006

                                KEY MUTUAL FUNDS

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                             100 East Broad Street
                               Columbus, OH 43215

                                   CUSTODIAN
                        Key Trust Company of Ohio, N.A.
                               127 Public Square
                              Cleveland, OH 44114

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                              225 Franklin Street
                                Boston, MA 02110

                                SERVICING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                                Quincy, MA 02171

                 The date of this Prospectus is April 1, 1997.

                                KEY MUTUAL FUNDS

                                    SBSF FUND

                        SBSF CONVERTIBLE SECURITIES FUND

                            SBSF CAPITAL GROWTH FUND

                          KEY MONEY MARKET MUTUAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 1, 1997



This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus for SBSF Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund, and the prospectus for Key Money Market Mutual Fund, all of Key Mutual Fund ("KeyFunds"), each dated April 1, 1997, as supplemented from time to time. This SAI is incorporated by reference in its entirety into the prospectus for SBSF Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund and the prospectus for Key Money Market Mutual Fund. Copies of the prospectuses may be obtained by writing to KeyFunds at P.O. Box 8527, Boston, MA 02266-8527, or by telephoning toll-free 800-KEY-FUND(R) or 800-539-3863.




                              TABLE OF CONTENTS
INVESTMENT OBJECTIVES AND POLICIES                                                   3
  Additional Information on Fund Investments                                         3
INVESTMENT RESTRICTIONS                                                              7
PORTFOLIO TURNOVER                                                                   9
  SBSF Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund           9
  Key Money Market Mutual Fund                                                       9
MANAGEMENT OF THE FUNDS                                                              9
  Directors and Officers                                                             9
SECURITY HOLDERS                                                                    12
THE INVESTMENT ADVISER, ADMINISTRATOR AND SUB-ADMINISTRATOR                         15
EXPENSES, DISTRIBUTOR, DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN             17
CUSTODIAN, TRANSFER AGENT, SERVICING AGENT AND DIVIDEND DISBURSING AGENT            19
PERFORMANCE INFORMATION                                                             20
  Key Money Market Mutual Fund                                                      20
  SBSF Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund          20
PORTFOLIO TRANSACTIONS AND BROKERAGE                                                23
PURCHASE, REDEMPTION AND PRICING                                                    24
FEDERAL INCOME TAXES                                                                25
ADDITIONAL INFORMATION                                                              29
INDEPENDENT ACCOUNTANTS AND REPORTS                                                 29
COUNSEL                                                                             30
APPENDIX                                                                            31

                       INVESTMENT OBJECTIVES AND POLICIES


         Key Funds, formerly known as SBSF Funds, Inc. (the "Company") is a professionally managed, no-load, open-end series investment company consisting of several different portfolios, four of which (each a "Fund" and collectively the "Funds") are described in this SAI. Prior to December 1995, the Company operated under its corporate name "SBSF Funds, Inc." In December 1995, the Company began operating under the name "Key Mutual Funds." Each Fund is a separately managed, diversified mutual fund with its own investment objective and policies. The Funds have no sales charges, redemption fees or exchange fees. The four Funds and their investment objectives are:

         SBSF Fund -- its investment objective is to seek a high total return over the long term consistent with reasonable risk. In seeking its objective, the SBSF Fund will invest primarily in common stocks which in the opinion of the Adviser have the potential for capital appreciation in excess of market averages during periods of market strength, while attempting to preserve capital during periods of market weakness.

         SBSF Convertible Securities Fund -- its investment objective is to seek a high level of current income together with long-term capital appreciation. The SBSF Convertible Securities Fund will invest primarily in convertible bonds, corporate notes, convertible preferred stocks and other securities convertible into common stock.

         SBSF Capital Growth Fund -- its investment objective is to seek capital appreciation. The Fund will seek to achieve its objective by investing in equity securities of companies which the Adviser believes are likely to have rapid growth in earnings or cash flow. The SBSF Capital Growth Fund will invest primarily in the securities of small to medium capitalization companies.

         Key Money Market Mutual Fund -- its investment objective is to provide high current income to the extent consistent with preservation of capital. The Key Money Market Mutual Fund invests only in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, as well as repurchase agreements with respect to such securities.

ADDITIONAL INFORMATION ON FUND INVESTMENTS

         In addition, the Funds may use the investment methods described below.

         CALL OPTIONS. The SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund may purchase and write (i.e., sell) call options that are traded on U.S. securities exchanges. Exchanges on which call options are traded include the Chicago Board Options Exchange, the American Stock Exchange, the Philadelphia Stock Exchange and the Pacific Stock Exchange. Generally, a call option is a short-term contract (having a duration of nine months or less) pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. Brokerage commissions on call options transactions are generally higher than those for exchange transactions in listed common stocks.

         Generally, a call option is "covered" if the Fund which writes it owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund which writes it holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

         If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at the time a Fund desires to do so.

         Effecting a closing transaction in the case of a written call option will permit the Fund which wrote it to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option it will effect a closing transaction prior to or concurrent with the sale of the security. If a Fund is unable to effect a closing purchase transaction and is otherwise unable to keep the option that it has written covered, as described above, the Fund will be unable to dispose of the underlying security and engage in the foregoing transactions.

         A gain from a closing transaction will be realized if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a loss will be realized from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


         The SBSF Fund, the SBSF Capital Growth Fund and the SBSF Convertible Securities Fund may write call options only if they are covered, and the options must remain covered so long as the Fund is obligated as a writer. The Funds have undertaken with certain state securities commissions that, so long as shares of the Funds are registered in those states, each will not (a) write calls if, after giving effect to any additional call, more than 25% of any of the Funds' total assets would be subject to calls; or (b) purchase call options (other than in closing purchase transactions) if, after such purchase, the aggregate premiums paid for all such options owned at that time would exceed 20% of the Fund's total net assets. In addition, the Funds may be limited in engaging in options transactions by certain provisions of the Internal Revenue Code which limit the amount of gross income derived from the sale or other disposition of securities held for less than three months to 30%. See "Federal Income Taxes."

         RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. The purchase and writing of call options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, the writer has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a call option on a particular security is purchased to hedge against price movements in a related security, the price of the option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

         FOREIGN SECURITIES. Securities of foreign issuers may, in the opinion of the Adviser, present attractive investment opportunities, and the SBSF Fund, the SBSF Capital Growth Fund and the SBSF Convertible Securities Fund may invest up to 10% of their respective total assets in such securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, including currency blockage. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities and their markets may not be as liquid as U.S. securities and their markets. Securities of some foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, such as political instability of some foreign governments and the possibility of nationalization or expropriation of issuers. Such foreign securities may also be subject to withholding and other taxes imposed by foreign governments.

         LOANS OF PORTFOLIO SECURITIES. To increase income, the SBSF Fund, the SBSF Capital Growth Fund and the SBSF Convertible Securities Fund may lend portfolio securities to brokers or dealers, banks or other institutional investors, such as insurance companies and pension funds, selected by the Adviser in accordance with creditworthiness standards adopted by the Board of Directors of the Company, provided that cash or equivalent collateral, or a letter of credit drawn in favor of the Funds in an amount equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with or in favor of the Fund or Funds making the loan. Securities are borrowed for many purposes, including covering short sales, avoiding failures to deliver securities and completing arbitrage operations. By lending its portfolio securities, a Fund may receive income through the receipt of interest on the loan as well as through the short-term investment of cash or equivalent collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would inure to the Fund or Funds making the loan.

         If necessary, the Funds may pay reasonable negotiated fees to effect such loans. The Funds do not have the right to vote securities that are on loan, but would terminate the loan if a material event occurs affecting loaned securities; the Funds will require the return of the loaned securities in order to regain the right to vote. The Funds will not engage in securities loans with or through persons affiliated with the Funds.

         LOWER RATED SECURITIES. The SBSF Convertible Securities Fund may invest in securities that are rated below investment grade by a Nationally Recognized Statistical Rating Organization ("NRSRO") (e.g., lower than Baa by Moody's Investor Service, Inc. or lower than BBB by Standard and Poor's Corporation) (or, if not rated, of comparable quality). Securities rated below investment grade by an NRSRO are sometimes referred to as "high yield" securities or "junk" bonds. Investors should consider the following risks associated with high yield securities before investing in the Fund.

         Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of high quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically in cash.

         The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

         The use of credit ratings as a method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if the Adviser deems it to be in the best interests of the Fund.


         REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreement transactions with broker/dealers and banks which are selected by the Adviser in accordance with procedures approved by the Board of Directors. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. With respect to repurchase agreement transactions entered into by the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund, the underlying securities are ordinarily U.S. Treasury or other governmental obligations or high quality money market instruments. With respect to repurchase agreement transactions entered into by the Key Money Market Mutual Fund, the underlying securities are bonds, notes or other obligations of or guaranteed by the United States, or those for which the faith of the United States is pledged for the payment of principal and interest thereon, and bonds, notes, debentures or any other obligations or securities issued by any federal government agency or instrumentality. The Funds' repurchase agreements require that at all times while a repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price.

         With respect to repurchase agreement transactions entered into by the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund, the maturities of the obligations securing such transactions may be more than one year. However, the term of each repurchase agreement entered into by such Funds will always be less than one year. With respect to the Key Money Market Mutual Fund, all obligations securing repurchase agreements entered into by such Fund will mature or be redeemable within two years of the date of consummation of the repurchase agreement. The Funds' risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of the Adviser, the risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Funds may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest it expected to receive in respect of the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Funds will not enter into repurchase agreements with maturities of more than 7 days if, taken together with illiquid securities and other securities for which there are no readily available quotations, more than 10% of their respective total assets would be so invested. Repurchase agreements are considered to be loans by the Funds collateralized by the underlying securities.




         RESTRICTED SECURITIES. As the prospectus provides, certain of the Funds may purchase restricted securities that generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

         REVERSE REPURCHASE AGREEMENTS. Each Fund (except Key Money Market Mutual Fund) may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided that the total amount of all borrowings by a Fund does not exceed 5% of the Fund's total assets. Pursuant to such an agreement, a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest); the collateral will be marked to market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. In such an event, a Fund could suffer a loss upon repurchase of the securities. Reverse repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be borrowing by a Fund under the Investment Company Act of 1940, as amended ("1940 Act").


         The investment policies of the Funds set forth above may be changed or altered by the Board of Directors of the Funds, except to the extent set forth under "Investment Restrictions."

                             INVESTMENT RESTRICTIONS

         The following investment restrictions are considered to be fundamental policies of each of the Funds and may only be changed if approved by the holders of a majority of the outstanding voting securities of the affected Fund. Under the 1940 Act, such approval requires the affirmative vote, at a meeting of shareholders of a Fund, of (i) at least 67% of the shares of the Fund present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund, whichever is less.

EACH OF THE FUNDS WILL NOT:

           1. As to 75% of their respective total assets, invest more than 5% in the securities of any one issuer except securities of the U.S. Government, its agencies or its instrumentalities.

           2. Invest in companies for the purpose of influencing management or exercising control, and will not purchase more than 10% of the voting securities of any one issuer. This will not preclude the management of the Funds from voting proxies in their discretion.

           3. Lend any cash except in connection with the acquisition of a portion of an issue of publicly distributed bonds, debentures, notes or other evidences of indebtedness or in connection with the purchase of securities subject to repurchase agreements. The Funds will not lend any other assets except as a special investment method. See "Investment Objectives and Policies" herein and "Investment Objectives" in the Prospectus.

           4. Ordinarily borrow money, but each Fund reserves the right to borrow from banks, on a temporary basis, an aggregate amount of not more than 5% of the total asset value of the respective Fund at the time of borrowing. None of the Funds has a policy limiting the uses for which borrowed funds may be used.

           5.     Purchase securities on margin or sell securities short.

           6.     Act as an underwriter of securities issued by others.

           7. Purchase the securities of other investment companies except in the open market and at the usual and customary brokerage commissions or except as part of a merger, consolidation or other acquisition.

           8. Purchase or hold any real estate, including real estate limited partnerships, except that the Funds may invest in securities secured by real estate or interests therein or issued by persons which deal in real estate or interests therein. The Funds will not deal in commodities or commodity contracts.

           9. Purchase securities if such purchase would cause more than 25% of any of the Funds' total assets to be invested in the securities of issuers in any one industry, provided however that the Money Market Fund reserves the right to concentrate in securities issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities or U.S. bank obligations.

         10. Make a loan of its portfolio securities if, immediately thereafter and as a result thereof, portfolio securities with a market value of 10% or more of the total assets of any of the Funds would be subject to such loans.

         11. Invest more than 10% of any of the Funds' total assets in (i) securities restricted as to disposition under the Federal securities laws, (ii) securities as to which there are no readily available market quotations or (iii) repurchase agreements with a maturity in excess of 7 days.

         In addition to the foregoing fundamental investment restrictions which may be changed only with shareholder approval, each Fund has adopted the following non-fundamental investment restrictions which may be changed at any time by the Board of Directors provided that such change does not conflict with any fundamental policy of the Funds.

EACH OF THE FUNDS WILL NOT:

         1. Invest more than 5% of its total assets in the securities of any one issuer except in securities of the United States Government, its agencies or its instrumentalities.

         2. Invest in excess of 5% of its total assets in securities of issuers which, including predecessors, do not have a record of at least three years' operation.

         3. Invest in interests in oil, gas or other mineral exploration or development programs, including mineral leases.

         4. Pledge or hypothecate any of the Fund's assets. For the purpose of this limitation, collateral arrangements with respect to stock options are not deemed to be a pledge of assets.

         5. Purchase or retain the securities of any issuer if those officers and directors of the Funds, or of its Investment Adviser, who own individually more than one-half of one percent of the securities of such issuer, together own more than 5% of the securities of such issuer.

         6. Invest in excess of 10% of its total assets in the securities of foreign issuers, excluding from such limitation securities listed on any United States securities exchange.

         7. Invest in excess of 10% of its net assets in other investment companies.


         8. Purchase securities of any registered open-end investment company or registered unit investment trust in reliance on
                  Section 12(d)(1)(G) or Section 12(d)(1)(F) of the Investment Company Act of 1940.


         With respect to those investment restrictions involving percentages, if a percentage restriction is complied with at the time of initial investment, a subsequent increase or decrease in that percentage resulting from a change in the value of portfolio securities or total net assets will not constitute a violation of the investment restriction.

                               PORTFOLIO TURNOVER

SBSF FUND, SBSF CONVERTIBLE SECURITIES FUND AND SBSF CAPITAL GROWTH FUND

         Purchases and sales of securities are made at such times as the Adviser deems to be in the best interest of the Funds' shareholders without regard to the rate of portfolio turnover, about which there are no restrictions. From time to time, the Funds may trade in securities for the short term. It is anticipated that the annual portfolio turnover rate of the SBSF Fund and the SBSF Convertible Securities Fund will not exceed 75% but may be substantially higher than 100% for the SBSF Capital Growth Fund. In any particular year, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. In this regard, the increase in the portfolio turnover of the SBSF Capital Growth Fund from that reported for the fiscal year ended November 30, 1995 to the fiscal year ended November 30, 1996 represents increased activity relative to changes in market prices and changes in investments. Since turnover is a function of market opportunity, it cannot be determined whether portfolio turnover will change significantly during the fiscal year ending November 30, 1997. Portfolio turnover rate is, generally, the percentage computed by dividing the lesser of purchases or sales by the average value of the portfolio. High portfolio turnover involves correspondingly higher brokerage commission expenses which are borne directly by the Funds. In addition, the effect of engaging in options transactions may be to increase portfolio turnover, and, consequently, associated expenses of the relevant Fund. The portfolio turnover rates for the Funds are set forth in the Prospectus under "Financial Information Summary."

KEY MONEY MARKET MUTUAL FUND

         The Key Money Market Mutual Fund's policy of investing only in securities with remaining maturities of 397 days or less (with certain exceptions) will result in a higher portfolio turnover rate than the SBSF Fund or the SBSF Convertible Securities Fund. Since brokerage commissions are not normally paid on investments which the Key Money Market Mutual Fund makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Fund.

                             MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

         Officers and employees of the Adviser are not permitted to serve as officers or directors of the Company due to certain regulatory restrictions imposed on banking organizations and their subsidiaries. The persons who have been elected to serve as officers and directors of the Company, their position with the Company and their principal occupations during the last five years are set forth below:


NAME, AGE, ADDRESS AND PRINCIPAL                                                                 POSITION
OCCUPATION DURING THE PAST FIVE YEARS                                                            WITH REGISTRANT
-------------------------------------                                                            ---------------
*LEIGH A. WILSON, Age: 52.  53 Sylvan Road N., Westport,                                         President and
CT 06880.  From 1989 to present, Chairman and Chief                                              Director
Executive Officer of Glenleigh International Limited
(merchant bank); from 1993 to present, President of The Victory Funds. From 1995 to present, Principal of New Century Living, Inc.; from 1989 to present,
Director of Chimney Rock Vineyard & Chimney Rock Winery; and Trustee of The
Victory Portfolios mutual fund complex.

EDWARD P. CAMPBELL, Age: 47.  28601 Clemens Road,                                                Director
Westlake, Ohio 44145.  From July 1996 to present,
President and Chief Operating Officer of Nordson Corporation (manufacturer of application equipment); from March 1994 to present, Executive Vice President and
Chief Operating Officer of Nordson Corporation from May 1988 to March 1994, Vice
President of Nordson Corporation; from 1987 to December 1994, member of
Supervisory Committee of Society National Bank's Collective Investment
Retirement Fund; from May 1991 to August 1994, Trustee, Financial Reserves Fund;
and from May 1993 to August 1994, Trustee, Ohio Municipal Money Market Fund.
Currently, Trustee of The Victory Portfolios mutual fund complex, and Director of Nordson Corporation.

EUGENE J. MCDONALD, Age: 65.  2200 Main Street, Suite                                            Director
1000, Durham, North Carolina 27705.  Executive Vice
President for Asset Management of Duke University and
President of Duke Management Co.; Director of Central
Carolina Financial Corp.; Director of Flag Investors/ISI
Funds and Alex.  Brown Cash Reserve Fund, Inc.
Previously, Director of Sphinx Pharmaceuticals, Inc.

FRANK A. WEIL, Age: 66.  147 E. 48th Street, New York,                                           Non-Executive
New York 10017.  Chairman and Chief Executive Officer                                            Chairman and
of Abacus & Associates, Inc. (private investment firm);                                          Director
Director and President of the Norman and Hickrill
Foundations. Formerly, Chairman of the Council for
Excellence in Government.

WILLIAM B. BLUNDIN, Age: 58.  125 West 55th Street,                                              Vice President
New York, New York 10019.  From 1994 to present,
Senior Vice President of BISYS; from 1987 to 1993,
Vice Chairman of Concord Holding Corp. and Concord
Financial Group, Inc.

KEVIN L. MARTIN, Age: 36.  3435 Stelzer Road, Columbus,                                          Treasurer
Ohio 43219. From February 1996 to present, Vice President and Treasurer, BISYS
Fund Services, Inc.; From 1984 to February 1996, Senior Manager at Ernst & Young
LLP.

KAREN A. DOYLE, Age: 39.  125 West 55th Street, New York,                                        Secretary
New York 10019. From October 1994 to present, Manager of Client Services, BISYS
Fund Services, Inc.; from April 1979 to October 1994, Assistant Treasurer at The
Bank of New York.


* Mr. Wilson is an "interested person" of the Company solely by reason of his position as President.


NAME, AGE, ADDRESS AND PRINCIPAL                                                                 POSITION
OCCUPATION DURING THE PAST FIVE YEARS                                                            WITH REGISTRANT
-------------------------------------                                                            ---------------
SCOTT A. ENGLEHART, Age: 34.  3435 Stelzer Road,                                                 Vice President
Columbus, Ohio 43219.  From October 1990 to                                                      and Assistant
present, Director of Client Services,                                                            Secretary
BISYS Fund Services, Inc.

ROBERT L. TUCH, Age: 46.  3435 Stelzer Road, Suite 1000,                                         Assistant
Columbus, Ohio 43219.  From June 1991 to present,                                                Secretary
Vice President and Senior Counsel -- Legal Services,
BISYS Fund Services, Inc.

ALAINA V. METZ, Age: 30.  3435 Stelzer Road, Columbus,                                           Assistant
Ohio 43219.  From June 1995 to present, Chief                                                    Secretary
Administrator, Administrative and Regulatory Services,
BISYS Fund Services Limited Partnership; from May 1989
to June 1995, Supervisor, Mutual Fund Legal Department
Alliance Capital Management.


         Directors who are not "interested persons" of either an investment adviser to or principal underwriter for the Funds receive an annual fee of $7,500 plus $750 per meeting of the Board of Directors attended and reasonable out-of-pocket expenses incurred in connection with attending such meetings. Directors who are "interested persons" of either an investment adviser to or principal underwriter for the Funds do not receive any compensation from the Company.

                                                              TOTAL COMPENSATION FROM
                                 AGGREGATE COMPENSATION          KEY FUNDS/VICTORY
                                   FROM KEY FUNDS FOR        PORTFOLIOS "FUND COMPLEX"
                                  THE FISCAL YEAR ENDED         FOR THE YEAR ENDED
NAME OF DIRECTOR                    NOVEMBER 30, 1996            NOVEMBER 30, 1996
----------------                    -----------------            -----------------
Edward P. Campbell                         $11,250                   $50,250(1)
Eugene J. McDonald                         $11,250                   $11,250(2)
Frank A. Weil                              $11,250                   $11,250(2)
Leigh A. Wilson                            $11,250                   $59,250(1)

(1) These amounts include compensation received from the Company and The Victory Portfolios. For the fiscal year ended November 30, 1996, there were 24 series of The Victory Portfolios from which Messrs. Campbell and Wilson received compensation.

(2) Total compensation paid with respect to service on the Board of the Company only.

                                  SBSF Funds


                                SECURITY HOLDERS

         As of the dates set forth below, the following persons were known by the Company to own of record or beneficially (as indicated) 5% or more of the outstanding shares of the following Funds:

                     FUND/                                             PERCENTAGE OF SHARES
         NAME AND ADDRESS OF OWNER                                HELD OF RECORD OR BENEFICIALLY
         -------------------------                                ------------------------------
KEY MONEY MARKET MUTUAL FUND (as of 3/14/97)

Summit County Treasurer                                                         37.70%
175 South Main Street
Akron, OH  44308
     - Beneficial Owner

S. Weaver c/o Joel Faden & Co.                                                   7.85%
P.O. Box 277 FDR Station
New York, NY  10150
     - Record Owner

City of Massillon                                                                5.24%
1 James Duncan Plaza
Massillon, OH 44646
     - Beneficial Owner

Lucas County Treasurer                                                           6.91%
One Government Center
Toledo, OH 43604
     - Beneficial Owner

SBSF FUND (as of 3/3/97)

MAC & Co.                                                                        6.37%
c/o Mellon Bank
Mutual Funds Operation
P.O. Box 3198
Pittsburgh, PA  15230-3198
     - Record Owner

Dani Siegel                                                                      5.22%
c/o Glickman, Rubin & Graft
310 Madison Avenue
New York, NY  10017
     - Record Owner

SBSF CONVERTIBLE SECURITIES FUND (as of 3/3/97)

Charles Schwab & Co./FBO Cust.                                                  16.87%
101 Montgomery Street
San Francisco, CA  94104
     - Record Owner

MAC & Co.                                                                        7.19%
c/o Mellon Bank
Mutual Funds Operation
P.O. Box 3198
Pittsburgh, PA  15230-3198
     - Record Owner

Donaldson Lufkin & Jenrette Sec.                                                 9.08%
Mutual Funds Dept.



P.O. Box 2052
Jersey City, NJ  07303-2052
     - Record Owner

Norman/Weil Office                                                              6.57%
c/o Abacus & Associates
147 East 48th Street
New York, NY  10017
     - Beneficial Owner

SBSF CAPITAL GROWTH FUND (as of 3/3/97)

Key Trust                                                                       68.18%
Attn. Jim Osborne
4900 Tiedeman Road
P.O. Box 93971
Brooklyn, OH  44101
     - Record Owner

KEY STOCK INDEX FUND (as of 3/14/97)                                             97.24%*

Key Trust Cleveland
4900 Tiedeman Road
Brooklyn, OH  44144
     - Record Owner

KeyCorp 401(k) Plan                                                             59.11%
127 Public Square
Cleveland, OH  44114
     - Beneficial Owner

KEYCHOICE GROWTH FUND (as of 3/3/97)

BISYS Fund Services                                                             97.79%
Attn: Fund Administration
3435 Stelzer Road
Columbus, OH  43219
     - Record Owner

KEYCHOICE MODERATE GROWTH FUND (as of 3/3/97)

SNBOC and Company                                                               93.90%
Attn: Jim Osborne
4900 Tiedeman Road
Cleveland, OH  44144-2338
     - Record Owner

BISYS Fund Services                                                             6.08%
Attn: Fund Administration
3435 Stelzer Road
Columbus, OH  43219
     - Record Owner


* Includes shares owned beneficially by KeyCorp 401(k) Plan.

KEYCHOICE INCOME AND GROWTH FUND (as of 3/3/97)

SNBOC and Company                                                               54.01%
Attn: Jim Osborne
4900 Tiedeman Road
Cleveland, OH  44144-2338
     - Record Owner

BISYS Fund Services                                                             45.92%
Attn: Fund Administration
3435 Stelzer Road
Columbus, OH  43219
     - Record Owner

As of March 3, 1997, the Directors and Officers of the Company, as a group, owned less than 1% of the equity securities of each of the Funds of the Company.

           THE INVESTMENT ADVISER, ADMINISTRATOR AND SUB-ADMINISTRATOR

         INVESTMENT ADVISER. The investment adviser to the Funds is Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation that is registered as an investment adviser with the SEC. The Adviser is a wholly owned subsidiary of KeyBank National Association ("KeyBank") which is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States.

         On February 28, 1997, KAM became the surviving cooperation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp -- Spears, Benzak, Salomon & Farrell, Inc. ("Spears"), KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers"), Society Asset Management, Inc., ("SAM") and Applied Technology Investments, Inc. ("ATI"), each of which was a registered investment adviser with the SEC. Key Advisers, SAM and ATI were merged with and into Spears, a New York corporation organized on February 22, 1972. Pursuant to the terms of the reorganization, Spears changed its name to Key Asset Management Inc.

         The Adviser and its affiliates managed approximately $51 billion as of December 31, 1996, for numerous clients, including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net-worth individuals and mutual funds. The accounts which are managed or advised by the Adviser for these clients have varying investment objectives and the Adviser may invest assets for such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of one or more Funds. Such accounts are supervised by officers and employees of the Adviser who may also be acting in similar capacities for the Funds. The Adviser's offices are located at 127 Public Square, Cleveland, OH 44114 and 45 Rockefeller Plaza, New York, NY 10111.

         As of December 31, 1996, KeyCorp had an asset base of approximately $68 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of the 1994 merger of Society Corporation, the bank holding company of which KeyBank, formerly Society National Bank, was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing consumer, business and traditional banking and associated financial services to consumer, business and commercial markets. KeyCorp's non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing and leasing companies. KeyBank is the lead affiliate bank of KeyCorp. KeyCorp's principal offices are located at 127 Public Square, Cleveland, Ohio 44114.

         Pursuant to the Funds' Investment Advisory Agreement, dated April 5, 1995, the Adviser furnishes a continuous investment program for the Funds' portfolios, makes the day-to-day investment decisions for the Funds, executes the purchase and sale orders for the portfolio transactions of the Funds and generally manages the Funds' investments in accordance with the stated policies of the Funds, subject to the general supervision of the Board of Directors of the Funds.

         As compensation for the services rendered and related expenses borne by the Adviser under the Investment Advisory Agreement, the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund each is obligated to pay the Adviser a fee, computed daily and payable monthly, equal to .75% per annum of each Fund's average daily net assets. The Investment Advisory Agreement further provides that the Key Money Market Mutual Fund is obligated to the Adviser a fee, computed daily and payable monthly, equal to .25% per annum of its average daily net assets. The Adviser is obligated to reimburse the Funds in the event expenses exceed certain prescribed limits (see "Expenses, Distributor, Distribution Plan and Shareholder Servicing Plan"). The Adviser's compensation for acting as adviser to the SBSF Fund and the SBSF Convertible Securities Fund was $889,354 and $446,901, respectively, for the fiscal year ended November 30, 1994; $815,718 and $455,976, respectively, for the fiscal year ended November 30, 1995; and $898,884 and $566,242, respectively, for the fiscal year ended November 30, 1996. The Adviser waived its fees for advisory services rendered to the Key Money Market Mutual Fund totaling $42,413, $65,340 and $64,632 for the fiscal years ended November 30, 1994, 1995 and 1996, respectively. The Adviser waived its fee for advisory services rendered to the SBSF Capital Growth Fund totaling $26,742 and $38,420 for the fiscal year ended November 30, 1994, and for the period from December 1, 1994 through September 30, 1995, respectively. As of October 1, 1995, the Adviser discontinued its voluntary waiver of such advisory fees for the SBSF Capital Growth Fund, and, for the fiscal years ended November 30, 1995, and 1996, earned $10,391 and $249,032, respectively, as compensation for acting as Adviser to such Fund.

         The Investment Advisory Agreement, between the Adviser and the Funds will continue in effect for each Fund for successive one year periods following the first anniversary of such date only if it is specifically approved at least annually by the Board of Directors, including a majority of the directors who are not parties to the Investment Advisory Agreement or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the Adviser's services under the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (limited in amount by Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement. The Investment Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act) and is terminable at any time without penalty under certain circumstances by the Funds, the shareholders of the Funds or the Adviser.

         KAM has agreed that if in any fiscal year the sum of any of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions, the amounts payable by such Fund to KAM for the advisory fee for that year shall be reduced by the amount of such excess. However, if the excess should be greater than the total amounts payable to KAM in that year, KAM shall reimburse such Fund of the amount by which such expenses exceed such fees. For the purpose of this calculation, expenses shall include the fees payable to KAM under the Investment Advisory Agreement and the amortization of organization expenses, but shall exclude taxes, interest, brokerage, litigation and indemnification expenses and other extraordinary expenses.

         ADMINISTRATOR AND SUB-ADMINISTRATOR. BISYS Fund Services Limited Partnership (d/b/a BISYS Fund Services) ("BISYS" or the "Administrator") serves as the Administrator of the Funds pursuant to an administration agreement dated July 12, 1996 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by KAM under the Investment Advisory Agreement), subject to the supervision of the Board of Directors. From April 1, 1996 through July 11, 1996, Concord Holding Corporation, an affiliate of BISYS, served as administrator for the Funds. Prior to April 1, 1996, Spears served as administrator to the Funds.

         For the services rendered to the Funds and related expenses borne by BISYS as Administrator, each Fund pays BISYS an annual fee, computed daily and paid monthly, equal to .25% of the average daily net assets of each Fund up to $50,000,000, plus .15% of such assets greater than $50,000,000. BISYS may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds of the Company available for distribution to shareholders.

         Unless sooner terminated, the Administration Agreement will continue in effect as to the Funds for a period of one year, and, with respect to each Fund, for successive one year terms thereafter, unless terminated by either party on not less than 90 days' prior written notice to the other party. The Administration Agreement provides that BISYS shall not be liable for any action taken or omitted by BISYS in the absence of bad faith, willful misfeasance, negligence or reckless disregard by it of its obligations and duties thereunder.

         Under the Administration Agreement, BISYS assists in the Funds' administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectuses, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, performing certain fund accounting services, maintaining books and records and providing office facilities necessary to carry out its duties thereunder. Under the Administration Agreement, BISYS may delegate all or any part of its responsibilities thereunder.


         For the fiscal years ended November 30, 1994, 1995 and 1996, the Funds paid the following amounts for administrative services:

                                                                YEAR ENDED            YEAR ENDED        YEAR ENDED
         FUND                                                   11/30/94(1)           11/30/95(1)       11/30/96
         Key Money Market Mutual Fund                           $42,413               $65,340           $64,632(3)
         SBSF Fund                                              $209,164              $204,371          $223,192(3)
         SBSF Convertible Securities Fund                       $139,949              $141,195          $163,169(3)
         SBSF Capital Growth Fund                               $0(2)                 $0(2)             $83,351(3)

         (1) All amounts paid by the Funds for administrative services during the fiscal years ended November 30, 1994 and 1995 were paid to Spears, the Funds' administrator during such fiscal years.

         (2) Spears, in its capacity as administrator to the SBSF Capital Growth Fund, waived administration fees due from the Fund during the fiscal years ended November 30, 1994 and 1995. Had these fees not been waived, SBSF Capital Growth Fund would have incurred administration fees totaling $8,921 and $16,210, respectively, for such periods.

         (3) During the period from December 1, 1995 through March 31, 1996, Spears served as administrator to the Funds and received fees as follows: Key Money Market Mutual Fund $22,722; SBSF Fund $70,151; SBSF Convertible Securities Fund $53,761; and SBSF Capital Growth Fund $23,148, of which amount $2,314 was voluntarily waived by Spears. During the period from April 1, 1996 through July 11, 1996, Concord Holding Corporation served as administrator to the Funds and received fees as follows: Key Money Market Mutual Fund $15,349; SBSF Fund $59,533 (in addition, $6,592 in fees was waived by Concord); SBSF Convertible Securities Fund $41,268; and SBSF Capital Growth Fund $22,248. During the period from July 11, 1996 through November 30, 1996, BISYS served as administrator to the Funds and received fees as follows: Key Money Market Mutual Fund $26,561; SBSF Fund $93,508 (in addition, $6,530 in fees was waived by BISYS); SBSF Convertible Securities Fund $68,140; and SBSF Capital Growth Fund $37,955.

         Pursuant to a Sub-Administration Agreement dated July 12, 1996, BISYS has retained KAM to provide the Funds with certain sub-administrative and fund accounting services. For its services as sub-administrator, BISYS pays KAM an annual fee of $500,000. In addition, during the period from April 1, 1996 through July 11, 1996, KAM (then known as Spears) served as sub-administrator for the Funds pursuant to a Sub-Administration Agreement between KAM and an affiliate of BISYS, Concord Holding Corporation. Such prior Sub-Administration Agreement was substantially identical to the current Sub-Administration Agreement, including the rate of compensation payable to KAM. And, during the period from April 1, 1996 through the close of the Funds' fiscal year on November 30, 1996, KAM received a total of $375,000 from Concord and BISYS for acting as the Funds' sub-administrator.

     EXPENSES, DISTRIBUTOR, DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN

         Except as set forth above, and as set forth below, the Funds are responsible for the payment of their expenses. Such expenses include, among others, the fees payable to KAM; any brokerage fees and commissions; taxes; interest; the cost of any liability insurance or fidelity bonds; costs, expenses, or losses arising out of any liability of or claim for damages or other relief asserted against the Funds for violation of any law; legal and auditing fees and expenses; the fees and certain expenses of the Funds' Administrator, Custodian, Transfer Agent and Servicing Agent; the fees of any trade association of which the Funds are a member; the expenses of printing and mailing reports and notices to the Funds' shareholders; filing fees for the registration or qualification of Fund shares under federal or state securities laws; the fees and expenses involved in registering and maintaining registration of the Funds with the SEC; fees of directors who are not "interested persons" of an investment adviser to or principal underwriter for the Funds; the costs of registering the Funds as a broker or dealer; the costs of qualifying Fund shares under state securities laws; the expenses of servicing shareholders and shareholder accounts not otherwise incurred by the Adviser or the Administrator; and any extraordinary expenses incurred by the Funds.

         As a result of certain regulatory restrictions imposed on banking organizations and their subsidiaries, the Company is not permitted to sell shares of the Funds directly without an independent underwriter. Accordingly, pursuant to a distribution agreement dated as of July 1, 1996 (the "Distribution Agreement"), BISYS was appointed to serve as independent underwriter/distributor for the continuous offering of the shares of the Company. Under the Distribution Agreement, BISYS is obligated to devote its best efforts to effect sales of shares of the Funds, but is not required to sell any certain number of shares. In addition, under the Distribution Agreement, BISYS may enter into agreements with selected dealers for the distribution of shares of the Funds. During the period from April 5, 1995 through June 30, 1996, Concord Financial Group, Inc., an affiliate of BISYS, served as the Funds' Distributor.

         If not earlier terminated, the Distribution Agreement will continue in effect for successive terms of one year, provided that such continuance is specifically approved at least annually (a) by a majority of those members of the Board of Directors of the Company who are not parties to the Agreement or "interested persons" of any such party (the "Disinterested Directors"), pursuant to a vote cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of each Fund. The Distribution Agreement may be terminated by the Company at any time with respect to any Fund, without the payment of any penalty, by vote of a majority of the Disinterested Directors or by vote of a "majority of the outstanding voting securities" of such Fund on 60 days' written notice to BISYS, or by BISYS, at any time, without the payment of any penalty, on 60 days' written notice to the Fund. The Distribution Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

         The Company has also adopted a Distribution Plan (the "Distribution Plan") for the Funds pursuant to Rule 12b-1 under the 1940 Act. No separate payments are authorized to be made by the Funds under the Plan. Rather, the Plan provides that to the extent that any portion of the fees payable under the Shareholder Servicing Plan or any Shareholder Servicing Agreement (described below) is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid pursuant to the Plan and in accordance with Rule 12b-1.

         Rule 12b-1 provides that the Distribution Plan will continue in effect only if approved, at least annually, by a vote of the Board of Directors, including a majority of the directors who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan (or any agreements related to it), cast in person at a meeting called for the purpose of voting on the Plan. The Distribution Plan may be terminated at any time by a vote of a majority of the outstanding voting securities of the Funds or a majority of those directors who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Distribution Plan or in any agreements related to it.

         While the Distribution Plan is in effect, the selection and nomination of directors who are not "interested persons" of the Funds (as defined in the 1940 Act) is committed to the discretion of the directors who are not interested persons of the Funds.



         During the period from December 1, 1995 through July 11, 1996, the Funds operated under a form of the Distribution Plan that permitted each Fund to compensate and reimburse the Distributor for distribution-related and sales support or shareholder account services. Pursuant to such Plan, the SBSF Fund, the SBSF Convertible Securities Fund, the SBSF Capital Growth Fund and the Key Money Market Mutual Fund paid $2,597, $9,735, $381 and $0, respectively, in fees during such period. All amounts were paid out as compensation to a dealer in connection with sales of Fund shares. Pursuant to action by the Company's Board of Directors, the current Distribution Plan (described above) was put in place for the Funds effective July 12, 1996.

         The Company, on behalf of the Funds, has adopted a Shareholder Servicing Plan to provide payments to shareholder servicing agents (including affiliates of the Adviser) (each a "Shareholder Servicing Agent") that provide administrative support services to customers who may from time to time beneficially own shares of a Fund, which services may include: (i) aggregating and processing purchase and redemption requests for shares from customers and promptly transmitting net purchase and redemption orders to the distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or preauthorized instructions;
(iii) processing dividend and distribution payments on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customer inquiries;
(vii) providing sub-accounting with respect to shares beneficially owned by customers or providing the information to the Fund necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services as reasonably requested to the extent the Shareholder Servicing Agent is permitted to do so under applicable statutes, rules or regulations. For expenses incurred and services provided pursuant to the Shareholder Servicing Agreement, the Fund pays each Shareholder Servicing Agent a fee computed daily and payable monthly, in amounts aggregating not more than 0.25% on an annual basis, of the average daily net assets of the Fund attributable to the Shareholder Servicing Agent. A Shareholder Servicing Agent may periodically waive all or a portion of its respective shareholder servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

         During the period from July 12, 1996 to November 30, 1996, the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund paid $1,670, $8,329 and $254, respectively, under such Shareholder Servicing Plan. Also during such period, the Key Money Market Mutual Fund incurred shareholder servicing fees of $3,426 and expenses of $3,625, all of which was reimbursed by the Distributor.

                 CUSTODIAN, TRANSFER AGENT, SERVICING AGENT AND
                            DIVIDEND DISBURSING AGENT

         Key Trust Company of Ohio, N.A. ("Key Trust" or the "Custodian"), 127 Public Square, Cleveland, Ohio 44114, has been retained as custodian for the Funds' investments. Key Trust also maintains certain accounting and financial records of the Funds. Key Trust is a wholly owned subsidiary of KeyBank, a wholly owned subsidiary of KeyCorp, and an affiliate of the Adviser and receives compensation from the Funds for services it performs as custodian. More specifically, under the Mutual Fund Custody Agreement between the Company, on behalf of the Funds, and Key Trust, the Funds are obligated to pay Key Trust asset-based fees for domestic custody services as well as certain transaction-based fees. For the fiscal year ended November 30, 1996, the Funds paid fees to the Custodian as follows:

                                 FUND                                                FEES PAID
                 Key Money Market Mutual Fund                                          $10,662
                 SBSF Fund                                                             $31,035
                 SBSF Convertible Securities Fund                                      $20,537
                 SBSF Capital Growth Fund                                              $19,417

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, is Transfer Agent for the Funds and receives a fee for this service. Boston Financial Data Services, Inc. ("BFDS"), Two Heritage Drive, Quincy, MA 02171, acts as dividend disbursing agent and servicing agent for the Funds pursuant to arrangements with State Street. BFDS receives a fee for these services.

                             PERFORMANCE INFORMATION

KEY MONEY MARKET MUTUAL FUND


         The current and effective yields of the Fund may be quoted in reports, sales literature, and advertisements published by the Fund. Current yield is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. The current yield and effective yield for the Key Money Market Mutual Fund for the seven day period ended November 30, 1996 were 4.67% and 4.78%, respectively, before waivers or reimbursements.


SBSF FUND, SBSF CONVERTIBLE SECURITIES FUND AND SBSF CAPITAL GROWTH FUND

         From time to time, the "standardized yield," "dividend yield," "distribution return," "average annual total return" and "total return" of an investment in Fund shares may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations are set forth below.

         Yield and total return information may be useful to investors in reviewing a Fund's performance. A Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for the Fund for the 1, 5 and 10-year period (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare a Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in a Fund is not insured; yield and total return are not guaranteed and normally fluctuate on a daily basis. Yield and total return for any given past period are not a prediction or representation by the Company of future yields or rates of return on its shares. The yield and total return of a Fund are affected by the types of investments the Fund holds, operating expenses and credit or interest rate risk. When redeemed, an investor's shares may be worth more or less than their original cost.

         STANDARDIZED YIELDS. A Fund's "yield" (referred to as "standardized yield") for a given 30-day period for the shares of a Fund is calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

Standardized Yield =       2[(a-b+1)(to the 6th power)-1]
                              ---
                              cd

         The symbols above represent the following factors:

         a  =     dividends and interest earned during the 30-day period.

         b  =     expenses accrued for the period (net of any expense
                  reimbursements).

         c  =     the average daily number of shares of the Fund outstanding during the 30-day period that were entitled to receive dividends.

         d  =     the  maximum  offering  price per share on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield," described below. For the 30-day period ended November 30, 1996, the SBSF Fund and the SBSF Convertible Securities Fund had yields of -0.07% and 4.57%, respectively.

         DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time, a Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on the share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield    =        Dividends + Number of days (accrual period) X 365
                           -------------------------------------------------
                                Max. Offering Price (last day of period)

         TOTAL RETURN. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

P(I+T)(to the nth power) = ERV = Average Annual Total Return

         The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

ERV-P
-----
  P      =        Total Return

         Total returns assume that all dividends and capital gain distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.



         For the periods ended November 30, 1996, the average annual total returns of the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund were as follows:

                                                                         5 YEARS           10 YEARS
                                                      YEAR ENDED          ENDED             ENDED               SINCE
FUND                                                   11/30/96          11/30/96          11/30/96           INCEPTION
SBSF Fund                                                23.69%           15.38%             12.85%          13.58%(1)(4)
SBSF Convertible Securities Fund                         20.28%           13.53%              --             12.19%(2)(4)
SBSF Capital Growth Fund                                  4.22%             --                --              8.35%(3)(4)

(1)      SBSF Fund commenced operations on October 17, 1983.

(2)      SBSF Convertible Securities Fund commenced operations on April 14,
         1988.

(3)      SBSF Capital Growth Fund commenced operations on November 1, 1993.

(4)      Annualized.



         OTHER PERFORMANCE COMPARISONS. From time to time, a Fund may publish the ranking of the performance of its shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks the performance of the Funds against (i) all other funds, excluding money market funds, and (ii) all other government bond funds. The Lipper performance rankings are based on a total return that includes the reinvestment of capital gain distributions and income dividends but does not take sales charges or taxes into consideration.

         From time to time, a Fund may publish the ranking of the performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Funds, in broad investment categories (domestic equity, international equity, taxable bond, municipal bond or other) monthly, based upon each funds' three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral
(3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

         From time to time, the yields and the total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds also may include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. A Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. A Fund also may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, Treasury bills and shares of the Fund as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective shareholders.

         Investors also may judge, and the Funds may at times advertise, performance by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Ibottson Associates, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor and U.S.A. Today. In addition to yield information, general information about the Funds that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

         Advertisements and sales literature may include discussions of specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.

         Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management and its investment philosophy.

         When comparing yield, total return and investment risk of an investment in a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of a Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds seek to offer a fixed price per share.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Brokerage commissions on United States securities exchanges are subject to negotiation between the Adviser and the broker.

         Fixed income securities and securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In placing orders for portfolio securities of the Funds, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Adviser may consider the research and brokerage services provided by brokers or dealers who effect portfolio transactions for the Funds or the Adviser's other clients. Such research and brokerage services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Funds may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the Funds, and the services furnished by such brokers may be used by the Adviser in providing investment management for the Funds. Commission rates are established pursuant to negotiations with brokers based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Funds to brokers in order to secure research and brokerage services described above, subject to review by the Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Funds' Board of Directors. On behalf of the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund, the Adviser, during the fiscal year ended November 30, 1996 directed $94,238,000, $18,592,000 and

$61,162,000 respectively, in aggregate brokerage transactions to brokers due to research and brokerage services they provided, and such brokers received related commissions of approximately $189,000, $50,000 and $141,000, respectively.

         In addition, for the fiscal years ended November 30, 1994, 1995, and 1996, the Funds paid brokerage commissions approximately as follows:

                                                         YEAR ENDED           YEAR ENDED          YEAR ENDED
FUND                                                      11/30/96             11/30/95            11/30/94
SBSF Fund                                                $189,000              $177,000             $228,000
SBSF Convertible Securities Fund                         $50,000               $55,000              $41,000
SBSF Capital Growth Fund                                 $141,000              $22,000              $14,000

         As of the end of the Funds' fiscal year on November 30, 1996, the SBSF Fund held securities of its regular broker-dealers with a market value as follows: J.P. Morgan Co., Inc. $2,359,375.


         Transactions in options by the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund will be subject to limitations established by each of the exchanges on which options are traded governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Funds may write or hold may be affected by options written or held by the Adviser and other investment advisory clients of the Adviser. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


         In October 1993, the Adviser organized Edgewood Services, Inc. ("Edgewood"), a broker/dealer registered as such with the SEC that commenced its operations in August 1994. On March 6, 1995, the shareholders of Edgewood entered into a Stock Purchase Agreement pursuant to which Edgewood was sold to Federated Services Company. Edgewood was an affiliated party of the Adviser because it was under common control with the Adviser. Edgewood did not receive any commissions from the Funds during the fiscal year ended November 30, 1994; however, Edgewood received commissions from the SBSF Fund during the fiscal year ended November 30, 1995 in accordance with procedures adopted by the Company's Board of Directors, including a majority of is non-interested directors, pursuant to Rule 17e-1 under the 1940 Act. During the fiscal year ended November 30, 1995, the commissions paid by the SBSF Fund to Edgewood totaled $11,360. Such commissions represented 6.42% of the aggregate brokerage commissions paid by the SBSF Fund, and 5.56% of the aggregate dollar amount of transactions involving the payment of commissions by the SBSF Fund, during such fiscal year. During the fiscal year ended November 30, 1996, no commissions were paid by the Funds to brokers who are affiliated persons of the Funds, the Adviser or BISYS.


                        PURCHASE, REDEMPTION AND PRICING

         The net asset value of the shares of each Fund is calculated on each Business Day. A "Business Day" for the SBSF Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund is a day on which the New York Stock Exchange ("NYSE") is open for trading and any day (other than a day on which no shares of the Funds are tendered for redemption and no order to purchase any shares is received) on which enough trading has occurred in the securities held by a Fund to materially affect NAV. A "Business Day" for the Key Money Market Mutual Fund is any day on which the Federal Reserve Bank of Cleveland or NYSE is open for trading, and any day on which enough trading has occurred in the securities held by the Fund to materially affect NAV. The net asset values of shares of the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund are determined as of the close of the NYSE, which is ordinarily at 4:00 P.M., Eastern time, each Business Day, and the net asset value of shares of the Key Money Market Mutual Fund is determined at 2:00 P.M., Eastern time, each Business Day. The NYSE will be closed in observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The methods of purchase and redemption of shares, and special retirement, withdrawal and exchange plans offered are fully set forth in the Prospectuses. Shares may be redeemed by submitting a written request to the Funds, by check in the case of the Key Money Market Mutual Fund, or by telephone, as described in the Prospectuses.

         With respect to the SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund, securities traded on securities exchanges or the NASDAQ National Market are valued at the last sales price on the exchange where the security is primarily traded or, lacking any sales, at the mean between the most recent bid and asked quotation. Securities traded over-the-counter are valued at the mean between the most recent bid and asked price. Securities for which quotations are not readily available and any other assets (other than money market instruments) are valued at fair value as determined in good faith by or under the supervision of the Board of Directors. The Key Money Market Mutual Fund values all its portfolio securities at amortized cost in accordance with Rule 2a-7 under the 1940 Act and procedures adopted pursuant thereto. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses. The SBSF Fund, the SBSF Convertible Securities Fund and the SBSF Capital Growth Fund value fixed income securities at market value, except for money market instruments having a maturity of less than 60 days which are valued at amortized cost.

         Generally, trading in foreign securities, as well as corporate bonds, United States government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset values of the shares of the SBSF Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of such Funds' net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Board of Directors.

         Pursuant to Rule 11a-3 under the 1940 Act, a Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying materially its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of exchange, or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC, or because it is unable to invest amounts effectively in accordance with its investment objective and policies.



         The Company has elected pursuant to Rule 18f-1 under the 1940 Act, to commit to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Any portion of a redemption not paid in cash may be in securities or other property. Shareholders receiving securities or other property upon redemption may realize a gain or loss for tax purposes and may incur additional costs (e.g., brokerage costs) as well as the inconveniences associated with disposing of such securities or other property.

                              FEDERAL INCOME TAXES

         The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning taxes.


         Qualification as a "regulated investment company" under the Code requires, among other things, that (a) at least 90% of each Fund's annual gross income be derived from interest; payments with respect to securities loans; dividends; and gains from the sale or other disposition of securities, foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to each Fund's business of investing in such securities or currencies; (b) each Fund generally derives less than 30% of its gross income from gains from the sale or other disposition of certain assets held for less than 3 months, such as (i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities); and (c) each Fund diversifies its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As a regulated investment company, each Fund will not be subject to federal income tax on its net investment income and any net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income, any short term capital gains, and any net tax-exempt income earned in each year.


         Generally, dividends and capital gain distributions are taxable to shareholders when they are received. However, such dividends and distributions declared payable as of a record date in October, November or December of any calendar year are deemed under the Code to have been paid by a Fund and received by the shareholder on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends and distributions will, accordingly, be taxable to the recipient shareholders in the year in which the record date falls.


         All income received by each Fund from sources within foreign countries (e.g., interest dividends) may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because not more than 50% of the value of the total assets of any Fund is expected to consist of securities of foreign issuers, no Fund will be eligible to elect to "pass through" foreign tax credits to shareholders.

         Gains or losses on sales of portfolio securities by each Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases including where a Fund acquires a put or grants a call thereon. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will generally be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. To the extent that a Fund recognizes long-term capital gains, such gains will be distributed at least annually. Such distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. These distributions will be designated as capital gain distributions in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.


         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by such Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund will subtract the premium received from its cost basis in the securities purchased.


         Under Section 1256 of the Code, gain or loss recognized by a Fund from certain financial forward, futures and options transactions is treated as 60% long-term capital gain (or loss) and 40% short-term capital gain (or loss) (the "60%/40% rule"). Gain or loss may arise upon the exercise or lapse of such forward contracts, futures and options as well as from closing transactions. In addition, any of such forward contracts, futures or options remaining unexercised at the end of the regulated investment company's taxable year are treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above (the "marked-to-market rule"). Transactions that qualify as designated hedges are excepted from the marked-to-market rule and 60%/40% rule. All or a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code (relating to the taxation of foreign currency transactions). Furthermore, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. Conversion transactions are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

         Offsetting positions held by a Fund involving certain financial forward, futures or option contracts may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is considered to be in a straddle because it entered into certain financial forward, futures or option positions, the straddle could be characterized as "mixed straddle" if the positions comprising the straddle are ordinarily governed by Section 1256. The Fund may make one or more elections with respect to a mixed straddle, and, depending upon the election(s) made, if any, the tax consequences with respect to the mixed straddle may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or its disposition of PFIC shares (regardless of whether the Fund makes any distributions to its shareholders). If a Fund invests in a PFIC, the Fund may make an available election to "mark-to-market" its PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year as ordinary income (but not loss) the excess, if any, of the fair market value of its interest in PFIC shares over its basis in such shares. Although such excess will be taxable to the Fund notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its PFIC shares. Alternatively, a Fund may make a "qualified electing fund" election pursuant to which the Fund includes its ratable share of capital gains and ordinary income from the PFIC (but not loss), irrespective of whether it receives any distributions from the PFIC. Under this election, the Fund would not be subject to federal income tax or the interest charge as well.


         Sales charges incurred to acquire Fund shares with reinvestment rights are not taken into account when calculating the gain or loss on the disposition of such Fund shares, if (i) the shares are disposed of within 90 days of acquisition and (ii) Fund shares or shares of another regulated investment company are purchased subsequently at a reduced or eliminated sales charge, pursuant to the reinvestment rights attendant with the initial acquisition of Fund shares. Any sales charge not taken into account is treated as having been incurred in the subsequent acquisition. In addition, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the disposition date of such Fund shares.

         If a shareholder receives a designated capital gain distribution on a Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, any loss realized by a shareholder upon the sale or redemption of Fund shares held less than six months will be disallowed to the extent of any tax-exempt interest dividends received by the shareholder thereon. These rules shall not apply to losses incurred under a periodic redemption plan.

         As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000.


         An individual investor may be entitled to invest in Fund shares through a tax-deferred retirement plan. Under the Code, an individual who is not active participant (and does not have a spouse who is an active participant) in certain types of retirement plans ("qualified retirement plans") may deduct contributions to an individual retirement account ("IRA"), up to specified limits ("deductible contributions"). Contributions to an IRA and investment earnings thereon are generally tax-deferred until withdrawn.

         The maximum annual deductible contribution to an IRA for individuals under age seventy and a half is 100% of includible compensation up to a maximum of $2,000 for single individuals and $4,000 for a married couple regardless of whether both spouses earn income (together the "IRA contribution limits"). A deductible contribution is also available for single individual taxpayers and married couples who are active participants in qualified retirement plans but who have adjusted gross incomes which do not exceed certain specified limits. If their adjusted gross income exceeds these limits, the amount of the deductible contribution is phased down and eventually eliminated.

         Any individual who works may make "nondeductible" contributions to an IRA in addition to any deductible contributions. Nondeductible contributions are taxable, but investment earnings thereon in the IRA are tax deferred until withdrawn. Aggregate deductible and nondeductible contributions are limited to the IRA contribution limits discussed above. Aggregate contributions in excess of the applicable IRA contribution limit are "excess contributions." In addition, contributions made to an IRA for the year in which an individual attains the age of seventy and a half, or any year thereafter, are also excess contributions. Excess contributions are subject to a 6% excise tax penalty which is charged each year that the excess contribution remains in the IRA.

         An employer may also contribute to an individual's IRA as part of a Simplified Employee Pension Plan, known as a "SEP-IRA," established prior to January 1, 1996, or a SIMPLE plan established after December 31, 1996, both through a shareholder servicing agent or a selling agent. Participating employers may make an annual contribution to each employee through a SEP-IRA in an amount up to the lesser of 15% of such employee's earned income of $30,000, subject to certain provisions of the Code. Under a SIMPLE plan, an employee may contribute up to $6,000 annually to his or her own IRA, and the employer must generally match such contributions up to 3% of the employee's annual salary. However, an employer may elect to match contributions for all eligible employees at a rate lower than 3% (but no lower than 1%) of each employee's compensation, in some circumstances. Alternatively, the employer may elect under the SIMPLE formula to contribute to the employee's IRA 2% of the lesser of his or her earned income or $150,000.

         FOREIGN SHAREHOLDERS. Under the Code, distributions of net investment income by a Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. withholding tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.


         OTHER MATTERS. Investors should be aware that the investments to be made by a Fund may involve sophisticated tax rules such as the original issue discount rules that would result in income or gain recognition by the Fund, without corresponding cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The foregoing discussion is based upon the federal tax laws in effect as of the date of this SAI and summarizes only some of the important federal income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

                             ADDITIONAL INFORMATION


         The Company is an open-end series management investment company that was organized as a corporation under the laws of the State of Maryland on May 26, 1983. The Board of Directors of the Company has authorized the issuance of shares of common stock which represent interests in nine separate investment portfolios: SBSF Fund, SBSF Convertible Securities Fund, SBSF Capital Growth Fund, Key Money Market Mutual Fund, Key Stock Index Fund, Key International Index Fund, KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund. As of the date of this SAI, the Company offers shares of each of the Funds, except Key International Index Fund. Each Fund offers only one class of shares. Shares of each Fund of the Company are redeemable at the net asset value thereof at the option of the holders thereof or in certain circumstances at the option of the Company. For information concerning the methods of redemption and the rights of share ownership, see the Prospectuses under the caption "Redeeming Shares."


         Generally, on each matter submitted to a vote of shareholders, each shareholder is entitled to one vote per share. In addition, all shares of each Fund vote as a single class; provided, however, that (i) as to any matter with respect to which a separate vote of any Fund is required by the 1940 Act or under the Maryland General Corporation Law, the requirements as to a separate vote by that Fund apply in lieu of single class voting; (ii) in the event that the separate vote requirements referred to in (i) apply with respect to one or more Funds, then, subject to (iii) below, the shares of all other Funds vote as a single class; and (iv) as to any matter which does not affect the interest of a particular Fund, only the holders of shares of the one or more affected Funds are entitled to vote. And, notwithstanding any provision of the Maryland General Corporation Law requiring a greater portion than a majority of the votes entitled to be cast in order to take or authorize any action, any such action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon.

         Shares of the Funds have no subscription or preemptive rights and only such conversion or exchange privileges as the Directors may grant in their discretion.


         Generally, a special meeting of shareholders of the Company will be called by the Secretary upon receipt of a request in writing signed by stockholders holding not less than 25% of the Common Stock at the time issued and outstanding and entitled to vote thereat.

                       INDEPENDENT ACCOUNTANTS AND REPORTS

         Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, NY 10019, acts as independent accountants for the Funds, and in that capacity audits the Funds' annual financial statements.

         The Annual Reports of the Funds for the fiscal year ended November 30, 1996, and the reports thereon of the Funds' former independent accountants, Price

Waterhouse LLP, dated January 15, 1997, are incorporated by reference in this SAI. The Letters to Shareholders contained in such Annual Reports are not incorporated by reference and are not part of the registration statement or this SAI.

                                     COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, NW, Washington, DC 20006 serves as legal counsel to the Company.

                                    APPENDIX

                                   APPENDIX A

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                         MOODY'S SHORT-TERM DEBT RATINGS

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading market positions in well-established industries.

     High rates of return on funds employed.

     Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Issues rated in the four highest categories, AAA, AA, A and BBB, are generally considered investment grade.

     Obligations rated `BB', `B', `CCC', `CC' and `C' are regarded as having significant speculative characteristics. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated `CC' is currently highly vulnerable to nonpayment.

C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         The symbol `r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include obligations linked or indexed to equities, currencies or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

         Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 or 3 to indicate the relative degree of safety.

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                               KEY MUTUAL FUNDS

                             Key Stock Index Fund

                         Key International Index Fund

                     STATEMENT OF ADDITIONAL INFORMATION

                                April 1, 1997

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of the Key Stock Index Fund of Key Mutual Funds ("KeyFunds"), dated April 1, 1997, as supplemented from time to time. This SAI is incorporated by reference in its entirety into the prospectus for Key Stock Index Fund. The Key International Index Fund had not commenced operations as of the date of this SAI. Copies of the Prospectus may be obtained by writing to KeyFunds at P.O. Box 8527, Boston, MA 02266-8527, or by telephoning toll free 800-KEY-FUND(R) or 800-539-3863.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES                                           3
  Additional Information on Fund Investments                                 3
INVESTMENT RESTRICTIONS                                                     18
PORTFOLIO TURNOVER                                                          21
MANAGEMENT OF THE FUNDS                                                     21
  Directors and Officers                                                    21
SECURITY HOLDERS                                                            24
THE INVESTMENT ADVISER AND ADMINISTRATOR                                    27
EXPENSES, DISTRIBUTOR, DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN     29
CUSTODIAN, TRANSFER AGENT, SERVICING AGENT AND DIVIDEND DISBURSING AGENT    31
PERFORMANCE INFORMATION                                                     31
PORTFOLIO TRANSACTIONS AND BROKERAGE                                        34
PURCHASE, REDEMPTION AND PRICING                                            35
FEDERAL INCOME TAXES                                                        37
ADDITIONAL INFORMATION                                                      40
INDEPENDENT ACCOUNTANTS AND REPORTS                                         41
COUNSEL                                                                     41
APPENDIX A                                                                  42

                       INVESTMENT OBJECTIVES AND POLICIES


         KeyFunds, formerly known as SBSF Funds, Inc. (the "Company") is a professionally managed, no-load, open-end series investment company currently consisting of several different portfolios, two of which (each a "Fund" and, collectively, the "Funds") are described in this SAI. The Key International Index Fund is not currently active; however, information regarding the Key International Index Fund is included in this SAI. Prior to December, 1995, the Company operated under its corporate name, "SBSF Funds, Inc." In December, 1995, the Company began operating under the name "Key Mutual Funds." Each Fund is a separately managed, diversified mutual fund with its own investment objective and policies. The Funds have no sales loads, redemption fees or exchange fees.


         The two Funds and their investment objectives are:

         Key Stock Index Fund -- The investment objective of the Key Stock Index Fund ("Stock Index Fund") is to seek to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index"). Under normal market conditions, the Stock Index Fund will attempt to duplicate the capital performance and dividend income of the S&P 500 Index by investing primarily in the stocks which comprise the S&P 500 Index and secondarily in stock index futures, while minimizing transaction costs.

         Key International Index Fund -- The investment objective of the Key International Index Fund ("International Index Fund") is to seek to match as closely as possible the investment performance of the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"), before fees and expenses of the International Index Fund. The International Index Fund attempts to achieve its objective by investing in a statistically selected sample of the equity securities included in the EAFE Index.

ADDITIONAL INFORMATION ON FUND INVESTMENTS

         The following policies supplement the investment objectives and policies of the Stock Index Fund and the International Index Fund as set forth above and in the Prospectus.

         Bankers' Acceptances and Certificates of Deposit. Each Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earn a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits in which the Funds may invest will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund.

         Each Fund also may invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time

Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit insured by Canadian offices of major Canadian Banks.

         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Funds will purchase only commercial paper rated in one of the two highest categories at the time of purchase by a nationally recognized statistical rating organization ("NRSRO") or, if not rated, found by the Company's Board of Directors to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by a NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments.

         For a description of the rating symbols of each NRSRO see Appendix A to this SAI.

         Variable Amount Master Demand Notes. Variable amount master demand notes in which the Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, a Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, Key Asset Management Inc. ("KAM" or the "Adviser") will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of a Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. (See Variable and Floating Rate Notes).

         Foreign Investment. The International Index Fund may invest in securities issued by foreign issuers. Such investments may subject the Fund to investment risks that differ in some respects from those associated with investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Permissible investments include obligations or securities of foreign issuers, foreign branches of U.S. banks and of foreign banks.

         U.S. Government Obligations. Each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when KAM believes that the credit risk with respect thereto is minimal.

         Securities Lending. Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which KAM has determined are creditworthy under guidelines established by the Company's Board of Directors.

         Variable and Floating Rate Notes. The Stock Index Fund may acquire variable and floating rate notes, subject to the Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by KAM, under guidelines established by the Company, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, KAM will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable or floating rate notes may have maturities of more than one year, as follows:

         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.


         Forward Foreign Currency Contracts. As provided in the Prospectus, the International Index Fund may purchase and sell forward foreign currency contracts. Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies, the Fund may purchase and sell forward foreign currency contracts. As provided in the prospectus, the Fund also may use forward foreign currency contracts to more closely track the EAFE Index and to enhance portfolio returns. To attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies, the Fund may purchase and sell forward foreign currency contracts. A forward foreign currency contract (a "forward contract") is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no SECs are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.


         While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The International Index Fund also may purchase and sell options on foreign currencies and foreign currency futures contracts and related options. (See "Options on Foreign Currencies" and "Currency Futures" in this SAI.)

         The Fund will hold cash, cash items or U.S. Government securities and other liquid assets in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. The Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss.

         Normally, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the Fund will be served. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although the Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge."

         When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position hedge") will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform similarly to the hedged currency, when exchange rates between the two currencies are sufficiently correlated ("proxy hedge"). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position hedges" (including "proxy hedges"), the Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a proxy hedge).

         Finally, the Fund may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform better relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

         At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

         The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Adviser. The Fund generally will not enter into a forward contract with a term of greater than one year.

         The Fund will place cash not available for investment or liquid high grade debt securities (denominated in U.S. or foreign currency) in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of forward currency exchange contracts entered into with respect to "position hedges" or "cross hedges." If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account by the Fund on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to maintaining all or a part of the separate account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher that the forward contract price.

         It should be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

         The Fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company.


         Options on Securities and Indexes. The Stock Index Fund may, as provided in the Prospectus, sell ("write") "covered" call options on securities and indexes. Similarly, as described in the Prospectus, the International Index Fund may purchase call and put options, and may write "covered" call and put options, on securities and indexes.


         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.) Options in which the Stock Index Fund may invest will be issued by the Options Clearing Corporation and listed on a national securities exchange. Options in which the International Index Fund may invest may be traded on exchanges or in the over-the-counter market.


         A Fund will write call options only if they are "covered." A call option on a security is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund. A call option on an index is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option also is covered if the Fund owns a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. The International Index Fund will write only covered put options. A put option on a security or an index is "covered" if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option also is covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.


         If an option written by a Fund expires, the Fund realizes a gain equal to the premium received at the time the option was written. In an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.


         Generally, a Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a loss. Similarly, if the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain or, if it is less, the Fund will realize a loss. The principal factors affecting the market value of a put or call option include the supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by the International Index Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


         The staff of the Securities and Exchange Commission ("SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, may not exceed 15% of a Fund's net assets.


         Risks Associated with Options on Securities and Indexes. The purchase and writing of options involves certain risks. The writer of the option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the International Index Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. Furthermore, during the option period, the covered call writer has, in return for the premium received for the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. In addition, except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund.


         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Additionally, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. The writing of call options could result in increases in a Fund's portfolio turnover rate, particularly during periods when market prices of the underlying securities appreciate.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         Moreover, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

         Options on Foreign Currencies. The International Index Fund may, as provided in the Prospectus, purchase and sell ("write") put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         The International Index Fund will purchase and sell options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, that Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Fund's securities denominated in that currency.

         Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Fund intends to acquire. As in the case of other types of options transactions, however, the benefit the Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         The International Index Fund also may write options on foreign currencies for hedging purposes. For example, if the Fund anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by the Fund.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

         A call option written on foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the amount of the difference is maintained by a Fund in cash and liquid high grade debt securities in a segregated account with its custodian.

         Futures Transactions. A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts), for a set price in a future month. Each Fund may, as provided in the Prospectus, enter into stock index futures contracts, and the International Index Fund may enter into futures contracts based on foreign currencies. More specifically, as provided in the Prospectus, the Stock Index Fund may use stock index futures contracts as a substitute for taking positions in securities that comprise the S&P 500 Index and to minimize tracking error. Furthermore, as described in the Prospectus, the International Index Fund may use stock index futures contracts and foreign currency futures contracts as a temporary substitute for taking positions in securities that comprise the EAFE Index. The International Index Fund also may use foreign currency futures contracts and related options for the purpose of hedging against changes in currency exchange rates or to enhance returns.


         Each of the Funds, as specified for the Fund in the Prospectus, may also purchase and write put and call options on futures contracts of the type into which such Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on securities, stock indexes, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, the International Index Fund also may enter into futures contracts traded on foreign futures exchanges as long as trading on the aforesaid foreign futures exchanges does not subject the Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges. In the United States, futures contracts are traded on boards of trade which have been designated "contract markets" by the CFTC. Futures contracts trade on these markets through an "open outcry" auction on the exchange floor. Currently, there are futures contracts based on a variety of instruments, indexes and currencies.


         When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin requirement may be as low as 2% or less of a contract's face value. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "daily settlement," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

         A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities (or currencies) whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

         Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

         Currency Futures. The International Index Fund may, as provided in the Prospectus, purchase and sell futures contracts on foreign currencies. A sale of a currency futures contract creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. The Fund may, as provided in the Prospectus, sell a currency futures contract if the Adviser anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Fund's securities denominated in such currency. If the Adviser anticipates that exchange rates will rise, the Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by the Fund, the Fund purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Fund, the Fund sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

         A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of a Fund's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that an Adviser could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

         Options on Futures. For bona fide hedging and other appropriate risk management purposes, each Fund may, to the extent provided in the Prospectus, purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires. The writer of an option on a futures contract, unlike the holder, is subject to initial margin and variation margin requirements on the option position.

         Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

         Options on futures contracts can be used by a Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

         The purchase of put options on futures contracts is a means of hedging a Fund's portfolio against the risk of declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Fund is not fully invested. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

         In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

         If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities or the currencies in which such securities are denominated.

         The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Fund writes a put option on a futures contract on securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to a Fund of the securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the securities might be purchased in the securities market.

         While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Funds will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

         Limitations on Purchase and Sale of Futures Contracts and options on Futures Contracts. In general, the Funds will engage in transactions in futures contracts and related options only for bona fide hedging and other appropriate risk management purposes, and not for speculation. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high quality liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

         When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high quality liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high quality liquid debt securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures or futures options. See "Federal Income Taxes."

         Risks Associated With Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

         Swap Agreements. The International Index Fund may enter into index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular foreign currency or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain markets reflected in the EAFE Index are likely to produce greater returns than other markets. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. An eligible swap transaction must also meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.


         Securities of Other Investment Companies. Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Such investments may include investments in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are shares of a unit investment trust structured to provide investment results that generally correspond to the performance of the S&P 500. There can be no assurance that this can be accomplished as it may not be possible for the issuing unit investment trust to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs, which typically trade like a share of common stock, are, generally, subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such an investment. Pursuant to an exemptive order issued by the SEC, the Funds may invest in the money market funds of other investment companies advised by KAM or its affiliates. KAM will waive its fee with respect to assets of a Fund invested in a money market fund that it advises, and, to the extent required by the laws of any state in which a Fund's shares are sold, KAM will waive its investment advisory fee as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by a Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent advisory fees are not waived by KAM.

         Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with broker/dealers and banks selected by the Adviser in accordance with procedures approved by the Board of Directors. Under the terms of a repurchase agreement, a Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by KAM pursuant to guidelines adopted by the Directors of the Company, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on it repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

         Restricted Securities. As the prospectus provides, the Funds may purchase restricted securities that generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.


         Reverse Repurchase Agreements. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or liquid high-grade securities) consistent with such Fund's investment restrictions having a value equal to the repurchase price (including accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

         "When-Issued" Securities. As discussed in the Prospectus, each Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. When a Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. To the extent cash is set aside in a separate account, it will not be available for new investment or to meet redemptions.

         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. Neither Fund intends to purchase "when-issued" securities for speculative purposes, but only in furtherance of its investment objective.

         The investment policies of the Funds set forth above may be changed or altered by the Board of Directors of the Funds, except to the extent set forth under "Investment Restrictions".

                             INVESTMENT RESTRICTIONS

         The following investment restrictions are fundamental policies of each of the Funds and may only be changed if approved by the holders of a majority of the outstanding voting securities of the affected Fund. Under the Investment Company Act of 1940, as amended ("1940 Act") such approval requires the affirmative vote, at a meeting of shareholders of a Fund, of (i) at least 67% of the shares of the Fund present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or by represented proxy; or (ii) more than 50% of the outstanding shares of the Fund, whichever is less.

         Neither the Stock Index Fund nor the International Index Fund may:

         1. Participate on a joint or joint and several basis in any securities trading account.

         2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities, and this shall further not prevent the International Index Fund from purchasing and selling currencies on a spot or forward basis).

         3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

         4. Issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and
                  (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.

         5. Borrow money, except that (a) a Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed one-third of the Fund's total assets; and (b) a Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.

         6. Lend any security or make any other loan if, as a result, more than one-third of a Fund's total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

         7. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

         8. With respect to 75% of a Fund's total assets, a Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered to be separate industries.

         The following investment restrictions are non-fundamental and may be changed without a vote of the shareholders of a Fund:

         1. A Fund will not purchase or retain securities of any issuer if the officers or Directors of the Company or the officers or directors of the investment adviser to the Fund owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         2. A Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

         3. The Stock Index Fund will not write or sell puts, straddles, spreads or combinations thereof or write or purchase put options or purchase call options.

         4. A Fund will not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A and securities acquired in a transaction or chain of transactions pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale, under the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. KAM shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security or other factors. However, because state securities laws may limit a Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.

         5. A Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

         6. A Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order issued by the SEC, the Funds may invest in the money market funds of other investment companies advised KAM or its affiliates.

         7. The Stock Index Fund will not buy state, municipal, or private activity bonds.

         8. A Fund may not purchase securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940.


         The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's net assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

                               PORTFOLIO TURNOVER

         Purchases and sales of securities are made at such times as the Adviser deems to be in the best interest of the Fund's shareholders without regard to the rate of portfolio turnover, about which there are no restrictions. From time to time, the Funds may trade in securities for the short term. It is anticipated that the annual portfolio turnover rate of the Stock Index Fund and the International Index Fund will not exceed 50% and 50%, respectively. In any particular year, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. Portfolio turnover rate is, generally, the percentage computed by dividing the lesser of purchases or sales by the average value of the portfolio. High portfolio turnover involves correspondingly higher brokerage commission expenses which are borne directly by the Funds. In addition, the effect of engaging in options transactions may be to increase portfolio turnover.

                             MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

         Officers and employees of the Adviser are not permitted to serve as officers or directors of the Company due to certain regulatory restrictions imposed on banking organizations and their subsidiaries. See "The Investment Adviser and Administrator" below. The persons who have been elected to serve as officers and directors of the Company, their position with the Company and their principal occupations during the last five years are set forth below:


NAME, AGE, ADDRESS AND PRINCIPAL                                           POSITION
OCCUPATION DURING THE PAST FIVE YEARS                                      WITH REGISTRANT
-------------------------------------                                      ---------------

*LEIGH A. WILSON, Age: 52.  53 Sylvan Road N., Westport,                   President and
CT 06880.  From 1989 to present, Chairman and Chief                        Director
Executive Officer of Glenleigh International Limited
(merchant bank); from 1993 to present, President of The
Victory Funds. From 1995 to present, Principal of New Century
Living, Inc.; from 1989 to present, Director of Chimney Rock
Vineyard & Chimney Rock Winery; and Trustee of The
Victory Portfolios mutual fund complex.


* Mr. Wilson is an "interested person" of the Company solely by reason of his position as President.



NAME, AGE, ADDRESS AND PRINCIPAL                                        POSITION
OCCUPATION DURING THE PAST FIVE YEARS                                   WITH REGISTRANT
-------------------------------------                                   ---------------

EDWARD P. CAMPBELL, Age: 47.  28601 Clemens Road,                       Director
Westlake, Ohio 44145. From July 1996 to present,
President and Chief Operating Officer of Nordson
Corporation (manufacturer of application equipment);
from March 1994 to present, Executive Vice President
and Chief Operating Officer of Nordson Corporation from
May 1988 to March 1994, Vice President of Nordson
Corporation; from 1987 to December 1994, member of
Supervisory Committee of Society National Bank's
Collective Investment Retirement Fund; from May 1991 to
August 1994, Trustee, Financial Reserves Fund; and from
May 1993 to August 1994, Trustee, Ohio Municipal Money
Market Fund. Currently, Trustee of The Victory
Portfolios mutual fund complex, and Director of Nordson
Corporation.

EUGENE J. MCDONALD, Age: 65.  2200 Main Street, Suite                   Director
1000, Durham, North Carolina 27705.  Executive Vice
President for Asset Management of Duke University and
President of Duke Management Co.; Director of Central
Carolina Financial Corp.; Director of Flag Investors/ISI
Funds and Alex.  Brown Cash Reserve Fund, Inc.
Previously, Director of Sphinx Pharmaceuticals, Inc.

FRANK A. WEIL, Age: 66.  147 E. 48th Street, New York,                  Non-Executive
New York 10017.  Chairman and Chief Executive Officer                   Chairman and
of Abacus & Associates, Inc. (private investment firm);                 Director
Director and President of the Norman and Hickrill
Foundations. Formerly, Chairman of the Council for
Excellence in Government.

WILLIAM B. BLUNDIN, Age: 58.  125 West 55th Street,                     Vice President
New York, New York 10019.  From 1994 to present,
Senior Vice President of BISYS; from 1987 to 1993,
Vice Chairman of Concord Holding Corp. and Concord
Financial Group, Inc.

KEVIN L. MARTIN, Age: 36.  3435 Stelzer Road, Columbus,                 Treasurer
Ohio 43219. From February 1996 to present, Vice President
and Treasurer, BISYS Fund Services, Inc.; From 1984 to
February 1996, Senior Manager at Ernst & Young LLP.

KAREN A. DOYLE, Age: 39.  125 West 55th Street, New York,               Secretary
New York 10019. From October 1994 to present, Manager of
Client Services, BISYS Fund Services, Inc.; from April 1979
to October 1994, Assistant Treasurer at The Bank of New
York.

SCOTT A. ENGLEHART, Age: 34.  3435 Stelzer Road,                        Vice President
Columbus, Ohio 43219.  From October 1990 to                             and Assistant
present, Director of Client Services,                                   Secretary
BISYS Fund Services, Inc.

ROBERT L. TUCH, Age: 46.  3435 Stelzer Road, Suite 1000,                Assistant
Columbus, Ohio 43219.  From June 1991 to present,                       Secretary
Vice President and Senior Counsel -- Legal Services,
BISYS Fund Services, Inc.


NAME, AGE, ADDRESS AND PRINCIPAL                                        POSITION
OCCUPATION DURING THE PAST FIVE YEARS                                   WITH REGISTRANT
-------------------------------------                                   ---------------

ALAINA V. METZ, Age: 30.  3435 Stelzer Road, Columbus,                  Assistant
Ohio 43219.  From June 1995 to present, Chief                           Secretary
Administrator, Administrative and Regulatory Services,
BISYS Fund Services Limited Partnership; from May 1989
to June 1995, Supervisor, Mutual Fund Legal Department
Alliance Capital Management.


         Directors who are not "interested persons" of either an investment adviser to or principal underwriter for the Funds receive an annual fee of $7,500 plus $750 per meeting of the Board of Directors attended and reasonable out-of-pocket expenses incurred in connection with attending such meetings. Each director who is an "interested person" of either an investment adviser to or principal underwriter for the Funds does not receive any compensation from the Company.


                                AGGREGATE                    TOTAL COMPENSATION
                            COMPENSATION FROM               FROM KEYFUNDS/VICTORY
                            KEYFUNDS FOR THE              PORTFOLIOS "FUND COMPLEX"
                            FISCAL YEAR ENDED                FOR THE YEAR ENDED
     NAME                   NOVEMBER 30, 1996                 NOVEMBER 30, 1996
     ----                   -----------------                 -----------------

Edward P. Campbell              $11,250                           $50,250(1)
Eugene J. McDonald              $11,250                           $11,250(2)
Frank A. Weil                   $11,250                           $11,250(2)
Leigh A. Wilson                 $11,250                           $59,250(1)


(1) These amounts include compensation received from the Company and The Victory Portfolios. For the fiscal year ended November 30, 1996, there were 24 series of The Victory Portfolios from which Messrs. Campbell and Wilson received compensation.

(2) Total compensation paid with respect to service on the Board of the Company only.

                            Key Stock Index Funds


                                SECURITY HOLDERS


         As of the dates set forth below, the following persons were known by the Company to own of record or beneficially (as indicated) 5% or more of the outstanding shares of the following Funds:

                  FUND/                             PERCENTAGE OF SHARES
         NAME AND ADDRESS OF OWNER                HELD OF RECORD OR BENEFICIALLY
         -------------------------                -----------------------------

KEY MONEY MARKET MUTUAL FUND (as of 3/14/97)

Summit County Treasurer                                           37.70%
175 South Main Street
Akron, OH  44308
     - Beneficial Owner

S. Weaver c/o Joel Faden & Co.                                     7.85%
P.O. Box 277 FDR Station
New York, NY  10150
     - Record Owner


City of Massillon                                                  5.24%
1 James Duncan Plaza
Massillon, OH 44646
     - Beneficial Owner

Lucas County Treasurer                                             6.91%
One Government Center
Toledo, OH 43604
     - Beneficial Owner

SBSF FUND (as of 3/3/97)

MAC & Co.                                                          6.37%
c/o Mellon Bank
Mutual Funds Operation
P.O. Box 3198
Pittsburgh, PA  15230-3198
     - Record Owner

Dani Siegel                                                        5.22%
c/o Glickman, Rubin & Graft
310 Madison Avenue
New York, NY  10017
     - Record Owner

SBSF CONVERTIBLE SECURITIES FUND (as of 3/3/97)

Charles Schwab & Co. /FBO Cust.                                   16.87%
101 Montgomery Street
San Francisco, CA  94104
     - Record Owner

MAC & Co.                                                          7.19%
c/o Mellon Bank
Mutual Funds Operation
P.O. Box 3198
Pittsburgh, PA  15230-3198
     - Record Owner


Donaldson Lufkin & Jenrette Sec.                                  9.08%
Mutual Funds Dept.
P.O. Box 2052
Jersey City, NJ  07303-2052
     - Record Owner

Norman/Weil Office                                                6.57%
c/o Abacus & Associates
147 East 48th Street
New York, NY  10017
     - Beneficial Owner

SBSF CAPITAL GROWTH FUND (as of 3/3/97)

Key Trust                                                         68.18%
Attn. Jim Osborne
4900 Tiedeman Road
P.O. Box 93971
Brooklyn, OH  44101
     - Record Owner

KEY STOCK INDEX FUND (as of 3/14/97)

Key Trust Cleveland                                               97.24%*
4900 Tiedeman Road
Brooklyn, OH  44144
     - Record Owner

KeyCorp 401(k) Plan                                               59.11%
127 Public Square
Cleveland, OH 44114
     - Beneficial Owner


KEYCHOICE GROWTH FUND (as of 3/3/97)

BISYS Fund Services                                               97.79%
Attn: Fund Administration
3435 Stelzer Road
Columbus, OH  43219
     - Record Owner

KEYCHOICE MODERATE GROWTH FUND (as of 3/3/97)

SNBOC and Company                                                 93.90%
Attn: Jim Osborne
4900 Tiedeman Road
Cleveland, OH  44144-2338
     - Record Owner

BISYS Fund Services                                               6.08%
Attn: Fund Administration
3435 Stelzer Road
Columbus, OH  43219
     - Record Owner



* Includes shares owned beneficially by KeyCorp 401(k) Plan.


KEYCHOICE INCOME AND GROWTH FUND (as of 3/3/97)

SNBOC and Company                                                 54.01%
Attn: Jim Osborne
4900 Tiedeman Road
Cleveland, OH  44144-2338
     - Record Owner

BISYS Fund Services                                               45.92%
Attn: Fund Administration
3435 Stelzer Road
Columbus, OH  43219
     - Record Owner


        As of March 3, 1997, the Directors and Officers of the Company, as a group, owned less than 1% of the equity securities of each of the Funds of the Company.

                    THE INVESTMENT ADVISER AND ADMINISTRATOR


         INVESTMENT ADVISER. The investment adviser to the Funds is Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of KeyBank National Association ("KeyBank") which is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States.

         On February 28, 1997, KAM became the surviving cooperation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp--Spears, Benzak, Salomon & Farrell, Inc. ("Spears"), KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers"), Society Asset Management, Inc., ("SAM") and Applied Technology Investments, Inc. ("ATI"), each of which was a registered investment adviser with the SEC. Key Advisers, SAM and ATI were merged with and into Spears, a New York corporation organized on February 22, 1972. Pursuant to the terms of the reorganization, Spears changed its name to Key Asset Management Inc.

         The Adviser and its affiliates managed approximately $51 billion as of December 31, 1996, for numerous clients, including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net-worth individuals and mutual funds. The Adviser's offices are located at 127 Public Square, Cleveland, OH 44114 and 45 Rockefeller Plaza, New York, NY 10111. Prior to February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. served as investment adviser to the Funds.

         As of December 31, 1996, KeyCorp had an asset base of approximately $68 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of the 1994 merger of Society Corporation, the bank holding company of which KeyBank, formerly Society National Bank, was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing consumer, business and traditional banking and associated financial services to consumer, business and commercial markets. KeyCorp's non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing and leasing companies. KeyBank is the lead affiliate bank of KeyCorp. KeyCorp's principal offices are located at 127 Public Square, Cleveland, Ohio 44114.

         Pursuant to the Funds' Investment Advisory Agreement, dated July 1, 1996, KAM furnishes a continuous investment program for the Funds' portfolios, makes the day-to-day investment decisions for the Funds, executes the purchase and sale orders for the portfolio transactions of the Funds and generally manages the Fund's investments in accordance with the stated policies of the Funds, subject to the general supervision of the Board of Directors of the Funds.

         As compensation for the services rendered and related expenses borne by the Adviser under the Investment Advisory Agreement, the Stock Index Fund is obligated to pay the Adviser a fee, computed daily and payable monthly, equal to
 .10% per annum of the Fund's average daily net assets. The Investment Advisory Agreement further provides that the International Index Fund is obligated to pay the Adviser a fee, computed daily and payable monthly, equal to .50% per annum of its average daily net assets, should the Fund commence operations. The Adviser is obligated to reimburse the Funds in the event expenses exceed certain prescribed limits (see "Expenses, Distributor, Distribution Plan and Shareholder Servicing Plan"). Key Advisers, the Stock Index Fund's investment adviser prior to the reorganization described above, waived its fees for advisory services rendered to the Stock Index Fund for the fiscal period beginning on July 1, 1996 (commencement of operations) through November 30,

1996. Had such fees not been waived, the Stock Index Fund would have paid advisory fees totaling $3,684 to Key Advisers for such period. The International Index Fund did not commence operations during the fiscal year ended November 30, 1996 and, accordingly, paid no advisory fees to Key Advisers during such period.


         Unless sooner terminated, the Investment Advisory Agreement provides that it will continue in effect for an initial two-year term and, with respect to each Fund, for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Board of Directors of the Company or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act), and, in either case, by a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for such purpose.

         The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Directors, by vote a majority of the outstanding voting securities of the Fund, or by KAM. The Investment Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that KAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of its services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of KAM in the performance of its duties, or from reckless disregard by it of either duties or obligations thereunder.

         The Investment Advisory Agreement also provides that KAM may delegate a portion of its responsibilities to a subadviser. In addition, the Investment Advisory Agreement provides that KAM may render services through its own employees or through the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Funds and are under the control of KeyCorp as long as all such persons are functioning as part of an organized group of persons that is managed by authorized officers of KAM.

         ADMINISTRATOR. BISYS Fund Services Limited Partnership (D/B/A, BISYS Fund Services) ("BISYS" or the "Administrator") serves as the Administrator of the Funds pursuant to an Administration Agreement dated July 1, 1996 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by KAM under the Investment Advisory Agreement), subject to the supervision of the Board of Directors.


         For the services rendered to the Funds and related expenses borne by BISYS as Administrator, each Fund is obligated to pay BISYS an annual fee, computed daily and paid monthly, equal to .15% of the average daily net assets of each Fund. BISYS may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds of the Company available for distribution to shareholders. For the fiscal period beginning on July 1, 1996 (commencement of operations) to November 30, 1996, after waivers of $5,526, the Company paid no fees to the Administrator on behalf of the Key Stock Index Fund. The International Index Fund did not commence operations during the fiscal year ended November 30, 1996 and, therefore, paid no administration fees to BISYS.


         Unless sooner terminated, the Administration Agreement will continue in effect as to the Funds for a period of one year, and, with respect to each Fund, for successive one year terms thereafter, unless terminated by either party on not less than 90 days prior written notice to the other party.

         The Administration Agreement provides that BISYS shall not be liable for any action taken or omitted by BISYS in the absence of willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

         Under the Administration Agreement, BISYS assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Servicing Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing office facilities necessary to carry out its duties thereunder. Under the Administration Agreement, BISYS may delegate all or any part of its responsibilities thereunder.


         FUND ACCOUNTANT. BISYS Fund Services, Inc. ("BISYS Inc.") serves as fund accountant for each Fund pursuant to a fund accounting agreement with the Company dated July 1, 1996 (the "Fund Accounting Agreement"). As fund accountant, BISYS Inc. calculates the Fund's net asset value, the dividend and capital gain distribution, if any, and the yield and total return. BISYS Inc. also provides a current security position report, a summary report of transactions and pending securities, a current cash position report, and maintains the general ledger accounting records for each Fund. Under the Fund Accounting Agreement, BISYS Inc. is entitled to receive a fee from each Fund equal to an annual rate of .03% of the first $100 million of each Fund's average daily net assets, plus .02% of next $100 million of each Fund's average daily net assets, plus .01% of each Fund's average daily net assets in excess of $200 million. This fee is subject to a minimum monthly asset charge of $2,500 for the Stock Index Fund and $3,333 for the International Index Fund, and does not include out-of-pocket expenses. During the period from commencement of operations on July 1, 1996 through November 30, 1996, the Stock Index Fund incurred fund accounting fees totaling $30,526, all of which was reimbursed by BISYS to the Fund.


     EXPENSES, DISTRIBUTOR, DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN


         Except as set forth above, and as set forth below, the Funds are responsible for the payment of their expenses. Such expenses include, among others, the fees payable to KAM; any brokerage fees and commissions; taxes; interest; the cost of any liability insurance or fidelity bonds; costs, expenses, or losses arising out of any liability of or claim for damages or other relief asserted against the Funds for violation of any law; legal and auditing fees and expenses; the fees and certain expenses of the Fund's Administrator, Fund Accountant, Custodian, Transfer Agent and Servicing Agent; the fees of any trade association of which the Funds are a member; the expenses of printing and mailing reports and notices to the Fund's shareholders; filing fees for the registration or qualification of Fund shares under Federal or state securities laws; the fees and expenses involved in registering and maintaining registration of the Funds with the SEC; fees of directors who are not "interested persons" of an investment adviser to or the principal underwriter for the Funds; the costs of registering the Funds as a broker or dealer; the costs of qualifying its shares under state securities laws; the expenses of servicing shareholders and shareholder accounts not otherwise incurred by the Adviser or the Administrator; and any extraordinary expenses incurred by the Funds.


         As a result of certain regulatory restrictions imposed on banking organizations and their subsidiaries, the Company is not permitted to sell shares of the Funds directly without an independent underwriter. Accordingly, pursuant to a distribution agreement dated as of July 1, 1996 (the "Distribution Agreement"), BISYS was appointed to serve as independent underwriter/distributor for the continuous offering of the shares of the Company. Under the Distribution Agreement, BISYS is obligated to devote its best efforts to effect sales of shares of the Funds, but is not required to sell any certain number of shares. In addition, under the Distribution Agreement, BISYS may enter into agreements with selected dealers for the distribution of shares of the Funds.


         If not earlier terminated, the Distribution Agreement will continue in effect for successive terms of one year, provided that such continuance is specifically approved at least annually (a) by a majority of those members of the Board of

Directors of the Company who are not parties to the Agreement or "interested persons" of any such party (the "Disinterested Directors"), pursuant to a vote cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of each Fund. The Distribution Agreement may be terminated by the Company at any time with respect to any Fund, without the payment of any penalty, by vote of a majority of the Disinterested Directors or by vote of a "majority of the outstanding voting securities" of such Fund on 60 days' written notice to BISYS, or by BISYS at any time, without the payment of any penalty, on 60 days' written notice to the Fund. The Distribution Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.


         The Company has adopted a Distribution Plan (the "Distribution Plan") for the International Index Fund pursuant to Rule 12b-1 under the 1940 Act. No separate payments are authorized to be made by the International Index Fund under the Plan. Rather, the Plan provides that to the extent that any portion of the fees payable under the Shareholder Servicing Plan or any Shareholder Servicing Agreement (described below) is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid pursuant to the Plan and in accordance with Rule 12b-1.


         Rule 12b-1 requires that, in order for the Distribution Plan to continue in effect, the Distribution Plan must be approved, at least annually, by a vote of a majority of the Board of Directors, including those directors who are not "interested persons" of the Funds (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan. The Distribution Plan may be terminated at any time by a vote of a majority of the outstanding voting securities of the Fund or a majority of those directors who are not "interested persons" and who have no direct or indirect financial interest in the Distribution Plan.


         While the Distribution Plan is in effect, the selection and nomination of directors who are not "interested persons" of the Company (as defined in the 1940 Act) is committed to the discretion of the directors who are not interested persons of the Company.


         The Company, on behalf of the International Index Fund, has adopted a Shareholder Servicing Plan to provide payments to shareholder servicing agents (including affiliates of the Adviser) (each a "Shareholder Servicing Agent"") that provide administrative support services to customers who may from time to time beneficially own shares of the Fund, which services may include: (i) aggregating and processing purchase and redemption requests for shares from customers and promptly transmitting net purchase and redemption orders to the distributor, transfer agent, or Servicing Agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customer inquiries; (vii) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Fund necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services as the Fund may reasonably request to the extent Shareholder Servicing Agents are permitted to do so under applicable statutes, rules or regulations. For expenses incurred and services provided pursuant to the Shareholder Servicing Agreement, the Fund pays each Shareholder Servicing Agent a fee computed daily and payable monthly, in amounts aggregating not more than 0.25%, on an annual basis, of the average daily net assets of the Fund. A Shareholder Servicing Agent may periodically waive all or a portion of its respective shareholder servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

         If total expenses borne by a Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, KAM will waive its fees to the extent such excess expenses exceed such expense limitation. Any expenses to be borne by KAM will be estimated daily and reconciled and paid on a monthly basis. Fees imposed on customer accounts by KAM, Key Trust or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of such limitation.

    CUSTODIAN, TRANSFER AGENT, SERVICING AGENT AND DIVIDEND DISBURSING AGENT


         Key Trust Company of Ohio, N.A. ("Key Trust"), 127 Public Square, Cleveland, Ohio 44114 has been retained as custodian for the Fund's investments. Key Trust also maintains certain accounting and financial records of the Funds. Key Trust is a wholly owned subsidiary of KeyBank, a wholly owned subsidiary of KeyCorp, and an affiliate of the Adviser and receives compensation from the Funds for services it performs as custodian. More specifically, under the Mutual Fund Custody Agreement between the Company, on behalf of the Funds, and Key Trust, the Funds are obligated to pay Key Trust asset-based fees for domestic custody services as well as certain transaction-based fees. For the fiscal period from July 1, 1996 (commencement of operations) to November 30, 1996, the Stock Index Fund incurred custody fees totaling $38,081, for which the Fund was reimbursed by BISYS.

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110-2875 has been retained as the Fund's Transfer Agent. Boston Financial Data Services, Inc. ("BFDS"), Two Heritage Drive, Quincy, MA 02171 acts as dividend disbursing agent and servicing agent for the Funds pursuant to arrangements with State Street. BFDS receives a fee for these services.


                             PERFORMANCE INFORMATION

         From time to time the "standardized yield," "dividend yield," "average annual total return" and "total return" of an investment in Fund shares may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations are set forth below.

         Yield and total return information may be useful to investors in reviewing a Fund's performance. A Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for the Fund for the 1, 5 and 10-year period (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare a Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in a Fund is not insured; yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Company of future yields or rates of return on its shares. The yield and total returns of a Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and its operating expenses.

         STANDARDIZED YIELDS. A Fund's "yield" (referred to as "standardized yield") for a given 30-day period for the shares of a Fund is calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

                    2[(a-b+1)(to the 6th power)-1]
                       ---
Standardized Yield =    cd

         The symbols above represent the following factors:

         a =     dividends and interest earned during the 30-day period.

         b = expenses accrued for the period (net of any expense reimbursements).

         c = the average daily number of shares of the Fund outstanding during the 30-day period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period, adjusted for undistributed net investment income.


         The standardized yield for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield," described below. For the 30-day period ended November 30, 1996, the Stock Index Fund had a yield of 3.15%, after fee waivers and expense reimbursements.


         DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time a Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on the share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

                    Dividends + Number of days (accrual period) x 365
                    -------------------------------------------------

Dividend Yield =
                    Max. Offering Price (last day of period)

         Total Returns. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:


         P(1+T) (to the nth power) = ERV = Average Annual Total Return

         The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

         ERV-P
         -----
           P     = Total Return

         Total returns assume that all dividends and capital gain distributions during the period are reinvested in additional shares at net asset value per share, and that the investment is redeemed at the end of the period. For the period from July 1, 1996 (commencement of operations) through the Stock Index Fund's fiscal year ended November 30, 1996, the Fund had a total return of 12.29%.


         OTHER PERFORMANCE COMPARISONS. From time to time, a Fund may publish the ranking of the performance of its shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks the performance of the Funds against (i) all other funds, excluding money market funds, and (ii) all other equity funds. The Lipper performance rankings are based on a total return that includes the reinvestment of capital gain distributions and income dividends but does not take sales charges or taxes into consideration.


         From time to time, a Fund may publish the ranking of the performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Funds, in broad investment categories (domestic equity or international equity, taxable bond, municipal bond or other) monthly, based upon each funds' three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.


         The total return on an investment made in shares of a Fund may be compared with the performance for the same period of one or more of the following indices: the Standard & Poor's 500 Index, the Morgan Stanley Capital International Europe, Australia and Far East Index, the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Shearson Lehman Government/Corporate Bond Index, and the Dow Jones Industrial Average Index. Other indices also may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The foregoing indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

         From time to time, the yields and the total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds also may include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. A Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund). A Fund also may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, Treasury bills and shares of the Fund as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 800-KEY-FUND.

         Investors also may judge, and the Funds may at times advertise, performance by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Ibottson Associates, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition to yield information, general information about the Funds that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.


         Advertisements and sales literature may include discussions of specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.

         Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management and its investment philosophy.

         When comparing yield, total return and investment risk of an investment in a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Pursuant to the Investment Advisory Agreement, KAM determines, subject to the general supervision of the Directors of the Company, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased or sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker/dealer and purchases from dealers serving as market makers may include the spread between bid and asked price. At times, the Funds also may purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by a Fund. While KAM generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest prices available on each transaction, for reasons discussed below.


         Allocation of transactions to dealers is determined by KAM in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner that results in total costs or proceeds being the most favorable to the Funds. In assessing the best overall terms available for any transaction, KAM considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to KAM and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.


         In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to

KAM, the Funds or other accounts over which KAM exercises investment discretion. Research so received is in addition to and not in lieu of services required to be performed by KAM and does not reduce the advisory fees payable to KAM by the Funds. Such information may be useful to KAM in serving both the Funds and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to KAM in carrying out its obligations to the Funds. The Investment Advisory Agreement authorizes KAM to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if KAM determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of KAM with respect accounts over which it exercises investment discretion.


         For the fiscal period July 1, 1996 through November 30, 1996, the Key Stock Index Fund paid approximately $1,260 in brokerage commissions on transactions having an aggregate value of $10,372,476.

         No portion of such commissions was paid to broker-dealers who are affiliated persons of KAM, BISYS or any of their affiliates.

         As of the end of the fiscal period beginning on July 1, 1996 through November 30, 1996, the Key Stock Index Fund held securities of its regular broker-dealers with a market value as follows: Salomon Brothers, $8,121.

         Unless so authorized by the Board of Directors, the Funds will not execute portfolio transactions through KAM, Key Trust or its affiliates. In addition, the Funds will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with KAM, Key Trust or its affiliates, BISYS or their affiliates, and will not give preference to Key Trust's correspondent banks or affiliates, or BISYS with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.


         Investment decisions for the Funds are made independently from those made for other funds or any other investment company or account managed by KAM. Any such other investment company or account may also invest in the same securities as a particular Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund or investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which KAM believes to be equitable to the Fund and such other Fund or investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, KAM may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Funds, KAM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of KAM, its parents or subsidiaries or affiliates and, in dealing with their commercial customers, KAM, its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

                        PURCHASE, REDEMPTION AND PRICING


         The net asset value of each Fund is determined and the shares of each Fund are normally priced as of the close of regular trading of the NYSE ("the Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading and any other day (other than a day on which no shares of the Funds are tendered for redemption and no order to purchase any shares is received) in which enough trading has occurred in the securities held by a Fund to materially affect NAV. The NYSE will not be open in observance of the following holidays:
New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The methods of purchase and redemption of shares, and special retirement, withdrawal and exchange plans offered are fully set forth in the Prospectus. Certain additional information is provided below.

         The net asset value of the shares of each Fund is normally determined at 4:00 p.m., Eastern time, each Business Day, and each is equal to the value of the securities, cash and other assets, less liabilities, divided by the number of shares outstanding. Securities traded on securities exchanges or the NASDAQ national market are valued at the last sales price on the exchange where the security is primarily traded or, lacking any sales, at the mean between the most recent bid and asked quotation. Securities traded over-the-counter are valued at the mean between the most recent bid and asked price. Securities for which quotations are not readily available and any other assets are valued at fair value as determined in good faith by or under the supervision of the Board of Directors. Money market instruments are valued at market value except money market instruments having a maturity of less than 60 days which are valued at amortized cost. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

         Generally, trading in foreign securities, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset values of the shares of the Funds are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of such Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.


         Pursuant to Rule 11a-3 under the 1940 Act, a Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under that Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of exchange, or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC, or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

         The Company and KAM reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the judgment of KAM, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would potentially be adversely affected.

         The Company has elected pursuant to Rule 18f-1 under the 1940 Act, to commit to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Any portion of a redemption not paid in cash may be in securities or other property. Shareholders receiving securities or other property upon redemption may realize a gain or loss for tax purposes and may incur additional costs (e.g., brokerage costs) as well as the inconveniences associated with disposing of such securities or other property.

                              FEDERAL INCOME TAXES

         The Prospectus describes generally the tax treatment of distributions by each Fund. This section of the SAI includes additional information concerning Federal income taxes.

         Qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") requires, among other things, that (a) at least 90% of each Fund's annual gross income be derived from interest; payments with respect to securities loans; dividends; and gains from the sale or other disposition of securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to each Fund's business of investing in such securities or currencies; (b) each Fund generally derives less than 30% of its gross income from gains from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (c) each Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As a regulated investment company, each Fund will not be subject to Federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income and tax-exempt income earned in each year.


         A 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of each Fund's tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by each Fund that is subject to income tax will be considered to have been distributed by year-end. Each Fund intends annually to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax. In addition, dividends and distributions of capital gains declared payable as of a record date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends will, accordingly, be subject to income tax for the year in which the record date falls.


         Income and dividends received by each Fund from sources within foreign countries may be subject to withholding and other taxes (generally at rates from 10% to 40%) imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of a Fund's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund must (a) include their respective pro rata portions of such withholding taxes in their Federal income tax returns as gross income, (b) treat such amounts as foreign taxes paid by them, and (c) either deduct such amounts in computing their taxable incomes or use these amounts as foreign tax credits against their Federal income taxes. The Stock Index Fund does not currently expect to meet the eligibility requirement for filing this election as its investments in securities of non-U.S. issuers are limited. However, the International Index Fund, which invests primarily in foreign securities, does expect to meet the such eligibility requirements for filing this election because of its substantial investment in securities of non-U.S. issuers.

         Gains or losses on sales of portfolio securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases including where each Fund acquires a put or grants a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by each Fund at a market discount (generally, at a price less than its principal amount) will generally be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

         To the extent that a Fund recognizes long-term capital gains, such gains will be distributed at least annually. Such distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. If a Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution thereon. In addition, any loss realized by a shareholder upon the sale or redemption of Fund shares held less than six months is disallowed to the extent of any tax exempt-interest dividends received thereon by the shareholder. These rules shall not apply, however, to losses incurred under a periodic redemption plan. If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


         As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.60% (although marginal rates may be higher); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net realized capital gains is 35% (however, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000).

         Individuals who are not active participants (and who do not have a spouse who is an active participant) in certain types of retirement plans ("qualified retirement plans") may deduct contributions to an individual retirement account ("IRA"), up to specified limits. Investment earnings in an IRA will be tax-deferred until withdrawn. The maximum annual deductible contribution to an IRA for individuals under age seventy and a half is 100% of includible compensation up to a maximum of $2,000 for single individuals and $4,000 for a married couple regardless of whether both spouses earn income (together the "IRA contribution limits").


         The IRA deduction is also available for single individual taxpayers and married couples who are active participants in qualified retirement plans but who have adjusted gross incomes which do not exceed certain specified limits. If their adjusted gross income exceeds these limits, the amount of the deductible contribution is phased down and eventually eliminated.

         Any individual who works may make nondeductible contributions to an IRA in addition to any deductible contributions. Total aggregate deductible and nondeductible contributions are limited to the IRA contribution limits discussed above. Nondeductible contributions in excess of the applicable IRA contribution limit are "nondeductible excess contributions." In addition, contributions made to an IRA for the year in which an individual attains the age of seventy and a half, or any year thereafter, are also nondeductible excess contributions. Nondeductible excess contributions are subject to a 6% excise tax penalty which is charged each year that the nondeductible excess contribution remains in the IRA.

         An employer may also contribute to an individual's IRA as part of a Simplified Employee Pension Plan, known as a "SEP-IRA," established prior to January 1, 1996, or a SIMPLE plan established after December 31, 1996, both through a shareholder servicing agent or a selling agent. Participating employers may make an annual contribution to each employee through a SEP-IRA in an amount up to the lesser of 15% of such employee's earned income or $30,000, subject to certain provisions of the Code. Under a SIMPLE plan, an employee may contribute up to $6,000 annually to his or her own IRA, and the employer must generally match such contributions up to 3% of the employee's annual salary. However, an employer may elect to match contributions for all eligible employees at a rate lower than 3% (but no lower than 1%) of each employee's compensation, in some circumstances. Alternatively, the employer may elect under the SIMPLE formula to contribute to the employee's IRA 2% of the lesser of his or her earned income or $150,000.


         The foregoing discussion regarding IRAs is based upon the Code and Federal regulations in effect as of the date of this SAI and summarizes only some of the important Federal income tax considerations generally effecting IRA contributions made by individuals or their employers. It is not intended as a substitute for careful tax planning.

         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position that is part of a tax "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option granted by it, such Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that each Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit a Fund's ability to grant options.

         The amount of any gain or loss realized by a Fund on closing out a futures contract will generally result in a realized capital gain or loss for tax purposes. Futures contracts held at the end of each fiscal year will be required to be "marked to market" for Federal income tax purposes pursuant to
Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales, generally will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the marked to market rule and the "60%/40%" rule. Currency transactions may be subject to Section 988 of the Code, under which foreign currency gains or losses would generally be computed separately and treated as ordinary income or losses. Each Fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

         Offsetting positions held by a regulated investment company involving certain financial forward, futures or option contracts may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256, discussed above. If a regulated investment company were treated as entering into straddles by reason of its engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The regulated investment company may make one or more elections with respect to "mixed straddles" and "straddles." Depending upon which election is made, if any, the results with respect to the regulated investment company may differ. Generally, to the extent the straddle rules apply to positions established by the regulated investment company, losses realized by the regulated investment company may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.


         If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or its disposition of PFIC shares (regardless of whether the Fund makes any distributions to its shareholders). If a Fund invests in a PFIC, the Fund may make an available election to "mark-to-market" its PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year as ordinary income (but not loss) the excess, if any, of the fair market value of its interest in PFIC shares over its basis in such shares. Although such excess will be taxable to the Fund notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its PFIC shares. Alternatively, a Fund may make a "qualified electing fund" election pursuant to which the Fund includes its ratable share of capital gains an ordinary income from the PFIC (but not loss), irrespective of whether it receives any distributions form the PFIC. Under this election, the Fund would not be subject to federal income tax or the interest charge as well.


         FOREIGN SHAREHOLDERS. Under the Code, distributions of net investment income by any Fund to a non-resident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate).

         Withholding will not apply if a dividend paid by each Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

         OTHER MATTERS. Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules such as the original issue discount and subpart F income rules that would result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The foregoing discussion, and the discussions in the prospectus applicable to each shareholder, address only some of the Federal tax considerations generally effecting investments in a Fund. Each investor is urged to consult his or her tax adviser regarding specific questions as to Federal, state or local taxes.

                             ADDITIONAL INFORMATION


         The Company is an open-end management investment company organized as a corporation under the laws of the State of Maryland on May 26, 1983. The Company offers shares of common stock which represent interests in one of nine separate portfolios: SBSF Fund, SBSF Convertible Securities Fund, SBSF Capital Growth Fund, Key Money Market Mutual Fund, Key Stock Index Fund, Key International Index Fund, KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund. This SAI relates to the following Funds of the Company:
Key Stock Index Fund and Key International Index Fund. Each Fund offers only one class of shares. Shares of each Fund of the Company are redeemable at the net asset value thereof at the option of the holders thereof or in certain circumstances at the option of the Company. For information concerning the methods of redemption and the rights of shares ownership, see the Prospectus under the caption "Redeeming Shares."

         Generally, on each matter submitted to a vote of shareholders, each shareholder is entitled to one vote per share. In addition, all shares of each Fund vote as a single class; provided, however, that (i) as to any matter with respect to which a separate vote of any Fund is required by the 1940 Act or under the Maryland General Corporation law, the requirements as to a separate vote by that Fund apply in lieu of single class voting; (ii) in the event that the separate vote requirements referred to in (i) apply with respect to one or more Funds, then, subject to (iii) below, the shares of all other Funds vote as a single class; and (iv) as to any matter which does not affect the interest of a particular Fund, only the holders of shares of the one or more affected Funds are entitled to vote. And, notwithstanding any provision of the Maryland General Corporation Law requiring a greater portion than a majority of the votes entitled to be cast in order to take or authorize any action, any such action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon.

         Shares of the Funds have no subscription or preemptive rights and only such conversion or exchange privileges as the Directors may grant in their discretion.

         Generally, a special meeting of shareholders of the Company will be called by the Secretary upon receipt of a request in writing signed by stockholders holding not less than 25% of the common stock at the time issued and outstanding and entitled to vote thereat.

                       INDEPENDENT ACCOUNTANTS AND REPORTS


         Coopers & Lybrand L.L.P., 100 East Broad Street, Suite 2100, Columbus, Ohio 43215, acts as independent accountants for the Funds, and in that capacity audits the Funds' annual financial statements.

         The Annual Report of the Stock Index Fund for the fiscal year ended November 30, 1996, and the report thereon of the former independent accountants, Price Waterhouse LLP, dated January 15, 1997, are incorporated by reference in this SAI. The Letter to Shareholders contained in such Annual Report is not incorporated by reference and is not part of the registration statement or this SAI.


                                     COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue NW, Washington, D.C. 20006, serves as legal counsel to the Company.

                                   APPENDIX A


MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification, including Aa, A and Baa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                         MOODY'S SHORT-TERM DEBT RATINGS

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1   Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME   Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Issues rated in the four highest categories, AAA, AA, A and BBB, are generally recognized as being investment grade.

         The ratings AA, A and BBB may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         The symbol `r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include obligations linked or indexed to equities, currencies or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)      Financial Statements:
         Included in Part A:
                  Financial Highlights

Incorporated by reference in Part B:

         Audited Financial Statements, including (for SBSF Fund, SBSF
         Convertible
            Securities Fund, SBSF Capital Growth Fund and Key Money
         Market Mutual Fund):
         Statements of Investments, November 30, 1996
         Statements of Assets and Liabilities, November 30, 1996
         Statements of Operations, November 30, 1996
         Statements of Changes in Net Assets for the years ended November 30, 1996 and 1995
         Financial Highlights
         Notes to Financial Statements
         Report of Independent Accountants dated January 15, 1997
         Audited Financial Statements for the period from July 1, 1996 (commencement of operations) through November 30, 1996, including (for Key Stock Index Fund only):
         Statement of Investments, November 30, 1996
         Statement of Assets and Liabilities, November 30, 1996
         Statement of Operations, November 30, 1996
         Statement of Changes in Net Assets for the period ended November 30,
         1996
         Financial Highlights
         Notes to Financial Statements
         Report of the Independent Accountants, dated January 15, 1997

To be filed when available:

         Financial Statements with respect to Key International Index Fund, KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund

(b) Exhibits:

1(a) Articles of Incorporation, as amended and supplemented (filed on January 31, 1996 as Exhibit 1 to Post-Effective Amendment No. 16 and incorporated herein by reference).

(b) Articles Supplementary to Articles of Incorporation (filed on June 11, 1996 as Exhibit 1(a) to Post-Effective Amendment No. 23 and incorporated herein by reference).

(c) Articles of Amendment (filed on July 12, 1996 as Exhibit 1(a) to Post-Effective Amendment No. 24 and incorporated herein by reference).

(d) Articles of Amendment to Articles of Incorporation (filed on December 16, 1996 as Exhibit 1(d) to Post-Effective Amendment No. 28 and incorporated herein by reference).

2 By-Laws, as Amended and Restated August 14, 1996 (filed on December 16, 1996 as Exhibit 2 to Post-Effective Amendment No. 28 and incorporated herein by reference).

3        Not Applicable.

4        Not Applicable.

5(a) Investment Advisory Agreement (for SBSF Fund, SBSF Money Market Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund filed on December 16, 1996 as Exhibit 5(a) to Post-Effective Amendment No.
         28 and incorporated herein by reference).

(b) Investment Advisory Agreement (for Key Stock Index Fund and Key International Index Fund filed on December 16, 1996 as Exhibit 5(b) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(c) Asset Management Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 5(c) to Post-Effective Amendment No. 28 and incorporated herein by reference).

6(a) Distribution Agreement (filed on December 16, 1996 as Exhibit 6(a) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(a)(1) Amendment No. 1 to Distribution Agreement (or KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 6(a)(1) to Post-Effective Amendment No. 28 and incorporated herein by reference).

7        Not Applicable.

8(a) Mutual Fund Custody Agreement (filed on January 31, 1996 as Exhibit 8(a)(ii) to Post-Effective Amendment No. 16 and incorporated herein by reference).

(b) Amendment No. 1 to Mutual Fund Custody Agreement (filed on December 16, 1996 as Exhibit 8(b) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(c) Amendment No. 2 to Mutual Fund Custody Agreement (filed on December 16, 1996 as Exhibit 8(c) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(d) Transfer Agency Agreement (filed on December 16, 1996 as Exhibit 8(d) to Post-Effective Amendment No. 28 and incorporated herein by reference).

9(a) Administration Agreement (for SBSF Fund, Key Money Market Mutual Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund filed on December 16, 1996 as Exhibit 9(a) to Post-Effective Amendment No.
         28 and incorporated herein by reference).

(b) Administration Agreement (for Key Stock Index Fund and Key International Index Fund filed on December 16, 1996 as Exhibit 9(b) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(b)(1) Amendment No. 1 to Administration Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 9(b)(1) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(c) Sub-Administration Agreement (for SBSF Fund, SBSF Money Market Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund filed on

         December 16, 1996 as Exhibit 9(c) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(d) Fund Accounting Agreement (for Key Stock Index Fund and Key International Index Fund filed on December 16, 1996 as Exhibit 9(d) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(d)(1) Amendment No. 1 to Fund Accounting Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 9(d)(1) to Post-Effective Amendment No. 28 and incorporated herein by reference).

10       Opinion and consent of counsel, filed herewith.

11(a) Consent of Independent Accountants, Price Waterhouse LLP, filed herewith.

11(b) Consent of Independent Accountants, Coopers & Lybrand LLP (New York), filed herewith.

11(c) Consent of Independent Accountants, Coopers & Lybrand LLP (Columbus), filed herewith.

12       Not Applicable.

13       Not Applicable.

14       Not Applicable.

15(a) Plan of Distribution pursuant to Rule 12b-1 (for SBSF Fund, SBSF Convertible Securities Fund, SBSF Capital Growth Fund, Key Money Market Mutual Fund and Key International Index Fund filed on June 11, 1996 as
         Exhibit 15(c) to Post-Effective Amendment No. 23 and incorporated herein by reference).

(b) Plan of Distribution pursuant to Rule 12b-1 (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 15(b) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(c) Shareholder Servicing Plan and related form of Shareholder Servicing Agreement (for SBSF Fund, SBSF Convertible Securities Fund, SBSF Capital Growth Fund, Key Money Market Mutual Fund and Key International Index Fund filed on June 11, 1996 as Exhibit 15(d) to Post-Effective Amendment No. 23 and incorporated herein by reference).

(d) Shareholder Servicing Plan and related form of Shareholder Servicing Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income and Growth Fund filed on December 16, 1996 as
         Exhibit 15(d) to Post-Effective Amendment No. 28 and incorporated herein by reference).

16 Computation of performance quotations (for Key Money Market Mutual Fund, SBSF Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund), filed herewith.

17       Financial Data Schedules, filed herewith.

18       Not Applicable.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         No person is controlled by or under common control with Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

         Number of Record Holders as of March 14, 1997: SBSF Fund, 1,072 record holders; SBSF Convertible Securities Fund, 504 record holders; SBSF Capital Growth Fund, 348 record holders; Key Money Market Mutual Fund, 332 record holders; Key Stock Index Fund, 117 record holders; KeyChoice Growth Fund, 11 record holders; KeyChoice Moderate Growth Fund, 8 record holders; and KeyChoice Income and Growth Fund, 6 record holders.

ITEM 27. INDEMNIFICATION.

         The Corporation shall indemnify directors, officers, employees and agents of the Corporation against judgments, fines, settlements and expenses (including attorney's fees) to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, except that such indemnification will not be permitted if, in the opinion of the Board of Directors, such indemnification would be inconsistent with the position of the staff of the Commission in its interpretive releases relating to matters of indemnification, including Investment Company Act Release No. 11330 (September 4, 1980) for so long as such releases remain the position of the staff of the Commission. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         See information set forth under the caption "Investment Adviser" in the Prospectus and the Statement of Additional Information.

        Key Asset Management Inc. ("KAM") is the investment adviser to the Registrant's several series. KAM is a wholly owned subsidiary of KeyBank National Association and an indirect wholly owned subsidiary of KeyCorp. To the knowledge of Registrant, none of the directors or officers of KAM is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except as is set forth in KAM's Form ADV, which is incorporated herein by reference (SEC File No. 801-46878), and except that certain directors and officers of KAM hold positions with KeyCorp and/or its subsidiaries.

ITEM 29. PRINCIPAL UNDERWRITERS.


         (a) BISYS Fund Services Limited Partnership ("BISYS") serves as distributor and administrator for the Registrant. BISYS also distributes the securities of the American Performance Funds, the AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, HSBC Family of Funds, The Highmark Group, Mirtle Callaghan Trust, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, the MarketWatch Funds, the MMA Praxis Mutual Funds, M.S.D.&T. Funds, Meyers Sheppard Investment Trust, Minerva Fund, the Pacific Capital Funds, the Parkstone Group of
                  Funds, The Parkstone Advantage Funds, Pegasus Funds, the Qualivest Funds, The Republic Funds, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., Sefton Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The

                  Victory Portfolios, each of which is an open-end management investment company.



         (b)      Partners of BISYS, as of November 30, 1996, were as follows:


    NAME AND PRINCIPAL               POSITIONS AND OFFICER WITH          POSITIONS AND
OFFICE WITH BUSINESS ADDRESS         BISYS FUND SERVICES                  REGISTRANT
----------------------------         -------------------                  ----------
BISYS Fund Services, Inc.            Sole General Partner                    None
3435 Stelzer Road
Columbus, OH 43219

WC Subsidiary Corporation            Sole Limited Partner                    None
150 Clove Road
Little Falls, N.J. 07424

The BISYS Group, Inc.                Sole Shareholder                        None
150 Clove Road
Little Falls, N.J. 07424

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

         (1)      Key Mutual Funds, 127 Public Square, Cleveland, Ohio 44114;

         (2) BFDS, Two Heritage Drive, Quincy, MA 02071 (records relating to its functions as dividend disbursing agent and servicing agent);

         (3) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Administrator, Distributor and Fund Accountant);

         (4) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio, 44114 (records relating to its functions as Custodian); and

         (5) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as Investment Adviser).

ITEM 31. MANAGEMENT SERVICES.

         Other than as set forth under the captions "Investment Adviser" and "Administrator" in Parts A and B of the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

         (a) Not applicable.

         (b) Registrant undertakes to file post-effective amendments with respect to the Key International Index Fund and with respect to KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income Growth Fund, using financial statements which need not be certified, within four to six months of the date of commencement of operations of such Funds.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued, containing information called for by Item 5A of Form N-1A, upon request and without charge.

         (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Columbus, and State of Ohio, on the 25th day of March, 1997.

                                              SBSF FUNDS, INC.

                                              By:        *
                                                  Leigh A. Wilson
                                                       President

                                              By:      /s/ Scott A. Englehart
                                                       ------------------------
                                                       Scott A. Englehart
                                                       * Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following individuals in the capacities indicated on the date indicated.

    SIGNATURE                                      TITLE                                 DATE
    ---------                                      -----                                 ----
         *                                 President and Director
Leigh A. Wilson                         (Principal Executive Officer)               March 25, 1997

         *
Eugene J. McDonald                                Director                          March 25, 1997

         *
Frank A. Weil                            Non-Executive Chairman and

                                                  Director                          March 25, 1997

         *
Edward P. Campbell                                Director                          March 25, 1997

         *
Kevin L. Martin                        Treasurer (Principal Financial
                                            Officer and Principal
                                             Accounting Officer)                    March 25, 1997

/s/ Scott A. Englehart
----------------------
Scott A. Englehart
*Attorney-in-Fact

*Executed pursuant to powers of attorney, filed herewith.

                                POWER OF ATTORNEY

                  KNOW ALL MEN BY THESE PRESENTS, that the person whose signature appears below constitutes and appoints each of Kevin L. Martin, Karen
A. Doyle, Scott A. Englehart, Robert M. Kurucza and Marco E. Adelfio his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him in his name, place and stead, in any and all capacities, to sign the Registration Statement of SBSF Funds, Inc. (d/b/a Key Mutual Funds), and any and all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and such state securities commissions as said attorney-in-fact and agent may deem necessary or appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in connection with the foregoing, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

Dated: May 31, 1996                           /s/ Leigh A. Wilson
                                              -------------------
                                              Leigh A. Wilson

                                POWER OF ATTORNEY

                  KNOW ALL MEN BY THESE PRESENTS, that the person whose signature appears below constitutes and appoints each of Kevin L. Martin, Karen
A. Doyle, Scott A. Englehart, Robert M. Kurucza and Marco E. Adelfio his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him in his name, place and stead, in any and all capacities, to sign the Registration Statement of SBSF Funds, Inc. (d/b/a Key Mutual Funds), and any and all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and such state securities commissions as said attorney-in-fact and agent may deem necessary or appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in connection with the foregoing, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

Dated: May 31, 1996                              /s/ Edward P. Campbell
                                                 ----------------------
                                                 Edward P. Campbell

                                POWER OF ATTORNEY

                  KNOW ALL MEN BY THESE PRESENTS, that the person whose signature appears below constitutes and appoints each of Kevin L. Martin, Karen
A. Doyle, Scott A. Englehart, Robert M. Kurucza and Marco E. Adelfio his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him in his name, place and stead, in any and all capacities, to sign the Registration Statement of SBSF Funds, Inc. (d/b/a Key Mutual Funds), and any and all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and such state securities commissions as said attorney-in-fact and agent may deem necessary or appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in connection with the foregoing, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

Dated: May 31, 1996                             /s/ Eugene J. McDonald
                                                ----------------------
                                                Eugene J. McDonald

                                POWER OF ATTORNEY

                  KNOW ALL MEN BY THESE PRESENTS, that the person whose signature appears below constitutes and appoints each of Kevin L. Martin, Karen
A. Doyle, Scott A. Englehart, Robert M. Kurucza and Marco E. Adelfio his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him in his name, place and stead, in any and all capacities, to sign the Registration Statement of SBSF Funds, Inc. (d/b/a Key Mutual Funds), and any and all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and such state securities commissions as said attorney-in-fact and agent may deem necessary or appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in connection with the foregoing, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

Dated: May 31, 1996                               /s/ Frank A. Weil
                                                  -----------------
                                                  Frank A. Weil

                                POWER OF ATTORNEY

                  KNOW ALL MEN BY THESE PRESENTS, that the person whose signature appears below constitutes and appoints each of Karen A. Doyle, Scott
A. Englehart, Robert M. Kurucza and Marco E. Adelfio his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him in his name, place and stead, in any and all capacities, to sign the Registration Statement of SBSF Funds, Inc. (d/b/a Key Mutual Funds), and any and all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and such state securities commissions as said attorney-in-fact and agent may deem necessary or appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in connection with the foregoing, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

Dated: May 31, 1996                          /s/ Kevin L. Martin
                                             -------------------
                                             Kevin L. Martin

                                INDEX TO EXHIBITS

         EXHIBIT NO.                                                   DESCRIPTION OF EXHIBIT
         -----------                                                   ----------------------
         EX-99.B10                                               Opinion of Counsel
         EX-99.B11(a)                                            Consent of Independent Accountants,
                                                                 Price Waterhouse LLP
         EX-99.B11(b)                                            Consent of Independent Accountants,
                                                                 Coopers & Lybrand LLP (New York
         EX-99.B11(c)                                            Consent of Independent Accountants,
                                                                 Coopers & Lybrand LLP (Columbus)
         EX-99.B16                                               Computation of performance quotations
         EX-99.B17                                               Financial Data Schedules